UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
811-4927; 811-4623; 811-3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  JUNE 30, 2004

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows


First Investors Logo

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE STATE INSURED TAX FREE

     ARIZONA           MINNESOTA
     CALIFORNIA        MISSOURI
     COLORADO          NEW JERSEY
     CONNECTICUT       NEW YORK
     FLORIDA           NORTH CAROLINA
     GEORGIA           OHIO
     MARYLAND          OREGON
     MASSACHUSETTS     PENNSYLVANIA
     MICHIGAN          VIRGINIA

SEMI-ANNUAL REPORT
June 30, 2004


Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS--100.0%
              Alabama--2.9%
      $500M   Mobile Industrial Dev. Board Facs. Rev. Bonds,
                VR, 1.05% (CO; Kimberly-Clark Corp.)                                              $500,000        $292
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.7%
       300M   Casa Grande Industrial Dev. Auth. Multi-Family Hsg.
                Rev. Bonds, VR, 1.11% (Fannie Mae Liquidity Fac.)                                  300,000         175
----------------------------------------------------------------------------------------------------------------------
              California--1.4%
       250M   San Diego Redev. Agency Sub-Tax Allocation Bonds
                Centre City, 2 1/2%, 9/1/2004 (MBIA Ins.)                                          250,529         145
----------------------------------------------------------------------------------------------------------------------
              Colorado--4.1%
       700M   Colorado Hsg. & Fin. Auth. Rev. Bonds, VR, 1.06%
                (Fannie Mae Collateral Agreement)                                                  700,000         409
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--1.8%
       300M   District of Columbia Rev. Bonds National Academy
                of Science, 4%, 1/1/2005 (AMBAC Ins.)                                              304,401         178
----------------------------------------------------------------------------------------------------------------------
              Florida--9.3%
       600M   Hillsborough County Aviation Auth. Rev., VR, 1.1%
                (LOC; General Electric Capital Corp.)                                              600,000         350
       250M   Orange County School Board, COP, 4.65%, 8/1/2004
                (AMBAC Ins.)                                                                       250,768         146
       475M   Tampa Occupational Lic. Tax Rev. Bonds, 3 1/2%,
                10/1/2004 (FGIC Ins.)                                                              477,910         279
       250M   Venice Health Facs. Rev. Bonds Venice Hosp., 5.6%,
                12/1/2004* (U.S. Govt. Securities)                                                 259,632         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,588,310         927
----------------------------------------------------------------------------------------------------------------------
              Georgia--9.7%
       600M   Fulton County Hsg. Auth. Multi-Family Hsg. Rev.,
                VR, 1.06% (LOC; Fannie Mae)                                                        600,000         350
       255M   Georgia Municipal Association Leasing Prog., COP, 2%,
                7/1/2004 (MBIA Ins.)                                                               255,000         148
       400M   Roswell Housing Auth. Multi-Family, VR, 1.08%
                (Fannie Mae Liquidity Fac.)                                                        400,000         234
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Georgia (continued)
      $400M   Whitfield County Residential Care Facs. Auth. Rev.
                Bonds,VR, 1.08% (LOC; First Union)                                                $400,000        $234
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,655,000         966
----------------------------------------------------------------------------------------------------------------------
              Illinois--5.8%
     1,000M   Illinois Educ. Facs. Auth. Rev. Bonds, VR, 1.05%
                (LOC; Northern Trust Co.)                                                        1,000,000         584
----------------------------------------------------------------------------------------------------------------------
              Indiana--5.4%
       900M   Indianapolis School Building Corp. Rev. Bonds, 6.1%,
                7/15/2004* (U.S. Govt. Securities)                                                 919,735         537
----------------------------------------------------------------------------------------------------------------------
              Kentucky--7.0%
       700M   Fort Mitchell Kentucky League of Cities Funding Lease
                Prog. Rev. Bonds, VR, 1.1% (LOC; U.S. Bank, NA)                                    700,000         409
       500M   Newport League of Cities Lease Rev. Bonds, VR, 1.1%
                (LOC; U.S. Bank, NA)                                                               500,000         292
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,200,000         701
----------------------------------------------------------------------------------------------------------------------
              Maine--1.9%
       320M   University of Maine System Rev. Bonds, 4%, 3/1/2005
                (FSA Ins.)                                                                         325,508         190
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--3.0%
       200M   Massachusetts State GO Bonds, 6 3/4%, 11/1/2004*
                (U.S. Govt. Securities) (FGIC Ins.)                                                205,604         120
       300M   Massachusetts State Water Resource Auth. Rev. Bonds,
                6%, 8/1/2004* (U.S. Govt. Securities) (MBIA Ins.)                                  305,754         179
----------------------------------------------------------------------------------------------------------------------
                                                                                                   511,358         299
----------------------------------------------------------------------------------------------------------------------
              Nebraska--2.6%
              Nebraska Public Power District Rev. Bonds Power
                Supply System:
       100M     Series "A", 5%, 1/1/2005* (U.S. Govt. Securities)
                (MBIA Ins.)                                                                        102,780          60
       230M     Series "A", 5 1/4%, 1/1/2005* (U.S. Govt. Securities)
                (MBIA Ins.)                                                                        236,879         138
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Nebraska (continued)
              Nebraska Public Power District Rev. Bonds Power
                Supply System (continued):
      $100M     Series "C", 5%, 7/1/2004* (U.S. Govt. Securities)
                (MBIA Ins.)                                                                       $101,000         $59
----------------------------------------------------------------------------------------------------------------------
                                                                                                   440,659         257
----------------------------------------------------------------------------------------------------------------------
              New Jersey--5.9%
       305M   Franklin Township Somerset Cnty. GO Bonds,
                1 5/8%, 11/1/2004 (FSA Ins.)                                                       305,327         178
       700M   New Jersey Health Care Facs. Fing. Auth. Rev. Bonds,
                VR, 1.07% (LOC; JPMorgan Chase & Co.)                                              700,000         409
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,005,327         587
----------------------------------------------------------------------------------------------------------------------
              New York--4.7%
       350M   New York City GO Bonds, 7.3%, 8/15//2004*
                (U.S. Govt. Securities)                                                            356,204         208
       450M   New York GO Bonds, VR, 1.04% (LOC; JPMorgan
                Chase & Co.)                                                                       450,000         263
----------------------------------------------------------------------------------------------------------------------
                                                                                                   806,204         471
----------------------------------------------------------------------------------------------------------------------
              Ohio--8.6%
       800M   Lucas County Facs. Improvement Rev. Bonds,
                VR, 1.08% (LOC; Fifth Third Bank)                                                  800,000         467
       668M   Warren County Health Care Facs. Rev. Bonds,
                VR, 1.11% (LOC; Fifth Third Bank)                                                  668,000         390
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,468,000         857
----------------------------------------------------------------------------------------------------------------------
              Oregon--2.4%
       260M   Washington County Clean Water Serv. Sewer Rev.
                2%, 10/1/2004 (MBIA Ins.)                                                          260,460         152
       150M   Washington County Unified Sewer Agy. Sewer Rev.
                Bonds, 5.8%, 10/1/2004* (U.S. Govt. Securities)
                (AMBAC Ins.)                                                                       151,801          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                   412,261         241
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.5%
       600M   Delaware County Industrial Dev. Auth. Airport Facs.
                Rev., VR, 1% (CO; United Parcel Service, Inc.)                                     600,000         351
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Texas--5.2%
      $600M   Round Rock Transmission Sys. Dev. Corp. Sales Tax
                Rev., 4%, 8/15/2004 (FGIC Ins.)                                                   $602,214        $352
       285M   Tarrant County Housing Rev. Bonds, VR, 1.06%
                (Fannie Mae Collateral Agreement)                                                  285,000         166
----------------------------------------------------------------------------------------------------------------------
                                                                                                   887,214         518
----------------------------------------------------------------------------------------------------------------------
              Virginia--2.3%
       400M   Alexandria Industrial Dev. Auth. Rev. Bonds,
                VR, 1.08% (LOC; Bank of America)                                                   400,000         234
----------------------------------------------------------------------------------------------------------------------
              Washington--5.6%
       200M   Lake Tapps Parkway Properties Special Rev. Bonds,
                VR, 1.12% (LOC; U.S. Bank, NA)                                                     200,000         117
       290M   Seattle Housing Auth. Rev. Bonds Pioneer Human
                Svcs. Proj., VR, 1.13% (LOC; U.S. Bank, NA)                                        290,000         169
       185M   Snohomish County School Dist. No. 016 Arlington
                GO Bonds, 2%, 12/1/2004 (FSA Ins.)                                                 185,730         108
       280M   Yakima Water & Sewer Rev. Bonds, 2%, 11/1/2004
                (FGIC Ins.)                                                                        280,808         164
----------------------------------------------------------------------------------------------------------------------
                                                                                                   956,538         558
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--3.5%
       600M   Wisconsin State Health & Educ. Facs. Auth. Rev. Bonds,
                VR, 1.04% (LOC; Bank One)                                                          600,000         350
----------------------------------------------------------------------------------------------------------------------
              Wyoming--1.7%
       300M   Lincoln County Pollution Cntl. Rev. Bonds,
                VR, 1% (CO; ExxonMobil Corp.)                                                      300,000         175
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $17,131,044)+                             100.0%     17,131,044      10,002
Excess of Liabilities Over Other Assets                                                 .0          (4,004)         (2)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $17,127,040     $10,000
======================================================================================================================


The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at June 30, 2004. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

+ Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:

  AMBAC  American Municipal Bond Assurance Corporation

  CO     Corporate Obligor

  COP    Certificate of Participation

  FGIC   Financial Guaranty Insurance Company

  FSA    Financial Security Assurance

  GO     General Obligation

  LOC    Letter of Credit

  MBIA   Municipal Bond Investors Assurance Insurance Corporation

  VR     Variable Rate Securities


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.4%
              Alabama--4.7%
    $1,000M   Auburn University General Fee Rev. 3% 6/1/2007                                    $1,011,250        $142
     1,000M   Birmingham Series "A" 5 1/2% 4/1/2013                                              1,112,500         157
     1,145M   Jefferson County School Warrants GO 5% 4/1/2009                                    1,235,169         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,358,919         473
----------------------------------------------------------------------------------------------------------------------
              Alaska--.8%
       500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                549,375          77
----------------------------------------------------------------------------------------------------------------------
              Arizona--6.0%
     1,000M   Salt River Project Agric. Impt. & Pwr. Dist.
                5% 12/1/2008                                                                     1,077,500         152
     1,000M   Tucson Airport Auth. 4% 6/1/2008                                                   1,040,000         147
              University of Arizona COP Series "A":
     1,000M     4 1/8% 6/1/2007                                                                  1,043,750         147
     1,000M     5 1/4% 6/1/2009                                                                  1,095,000         154
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,256,250         600
----------------------------------------------------------------------------------------------------------------------
              Arkansas--3.0%
     1,000M   Beaver Water District Benton & Washington Counties
                Water Rev. 4% 11/15/2009                                                         1,033,750         146
     1,000M   University of Arkansas Various Facs.
                (Fayetteville Campus) 5% 12/1/2008                                               1,083,750         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,117,500         299
----------------------------------------------------------------------------------------------------------------------
              California--3.0%
     1,000M   California State Dept. Wtr. Pwr. Supply Rev.
                5 1/4% 5/1/2010                                                                  1,098,750         154
     1,000M   Santa Clara Valley Trans. Measure "A" 5 1/2% 10/2/06**                             1,070,000         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,168,750         304
----------------------------------------------------------------------------------------------------------------------
              Colorado--1.5%
     1,000M   Pueblo County School Dist. #60 GO (Pueblo)
                5% 12/15/2010                                                                    1,083,750         153
----------------------------------------------------------------------------------------------------------------------
              Connecticut--7.8%
              Connecticut State General Obligations:
     1,000M     Series "C" 5% 12/15/2007                                                         1,075,000         151
     1,000M     Series "C" 5% 4/1/2012                                                           1,083,750         153
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Connecticut (continued)
    $1,200M   Connecticut State Special Tax Oblig. 5% 10/1/2007                                 $1,287,000        $181
     1,000M   New Haven Series "A" GO 4% 11/1/2007                                               1,043,750         147
     1,000M   Waterbury GO 4 1/2% 2/1/2006                                                       1,035,000         146
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,524,500         778
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--1.5%
     1,000M   District of Columbia COP 5 1/4% 1/1/2010                                           1,085,000         153
----------------------------------------------------------------------------------------------------------------------
              Florida--5.9%
     2,200M   Collier County Gas Tax Rev. 5% 6/1/2012                                            2,381,500         335
       700M   Florida State Municipal Power Agy. Rev. (Stanton Proj.)
                5 1/2% 10/1/2011                                                                   781,375         110
     1,000M   Tampa Solid Waste Sys. Rev. Series "A" 4.3% 10/1/2007                              1,047,500         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,210,375         593
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.5%
     1,000M   Athens Housing Auth. Lease Rev.
                (Univ. of Georgia-East Campus) 4% 12/1/2009                                      1,036,250         146
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.5%
     1,000M   Maui County GO 5% 9/1/2007                                                         1,071,250         151
----------------------------------------------------------------------------------------------------------------------
              Illinois--2.9%
     1,000M   Chicago O'Hare Intl. Airport Rev. Series "E"
                3 1/2% 1/1/2006                                                                  1,017,500         143
     1,000M   Illinois State Unemployment Rev. Series "A"
                5% 12/15/2007 (when-issued)                                                      1,071,250         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,088,750         294
----------------------------------------------------------------------------------------------------------------------
              Indiana--3.2%
       100M   Boone County Hosp. Assoc. 5% 1/15/2011                                               106,875          15
     1,000M   Indiana State Office Building 5 3/8% 7/1/2013*                                     1,110,000         156
     1,000M   New Albany Floyd County Sch. Bldg. Corp.
                5 3/4% 7/15/2020                                                                 1,090,000         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,306,875         324
----------------------------------------------------------------------------------------------------------------------
              Iowa--1.5%
     1,000M   Iowa Financial Auth. Correctional Fac. 4 1/2% 6/15/2009                            1,056,250         149
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Kansas--1.6%
    $1,060M   Pottawatomie County School Dist. #320
                4% 9/1/2008                                                                     $1,102,400        $155
----------------------------------------------------------------------------------------------------------------------
              Kentucky--2.7%
     1,000M   Kentucky Asset/Liability Community Gen. Fund Rev.
                Series "A" 5% 7/15/2009                                                          1,082,500         153
       725M   Kentucky State Property & Buildings Rev. Series "A"
                (Proj. # 69) 5 1/4% 8/1/2010                                                       795,687         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,878,187         265
----------------------------------------------------------------------------------------------------------------------
              Louisiana--5.5%
     1,000M   Lafayette Pub. Pwr. Auth. Elec. Rev. Series "A"
                5% 11/1/2006                                                                     1,061,250         149
     1,145M   Louisiana Hsg. Fin. Agy. Mtg. Rev. (Section 8)
                1.95% 6/1/2006                                                                   1,132,119         159
     1,000M   Louisiana Pub. Facs. Auth. Rev. 4 1/2% 10/15/2010                                  1,047,500         148
       640M   New Orleans GO 5 1/8% 12/1/2010                                                      693,600          98
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,934,469         554
----------------------------------------------------------------------------------------------------------------------
              Maine--1.5%
     1,000M   Maine Municipal Bond Bank Series "A" 4 3/4% 11/1/2006                              1,055,000         149
----------------------------------------------------------------------------------------------------------------------
              Michigan--6.4%
     1,000M   Brighton Area School District GO Zero Coupon
                5/1/2005 (prerefunded at $49.325)*                                                 486,270          69
     1,285M   Michigan Municipal Bond Auth. 5% 5/1/2014                                          1,381,375         195
     1,000M   Michigan State Bldg. Auth. Rev. Series "I" 5% 10/1/2007                            1,070,000         151
     1,000M   South Central Power Supply Systems Rev. 5% 11/1/2010                               1,082,500         152
       500M   Wayne Charter County Airport Rev. Series "C"
                5% 12/1/2012                                                                       534,375          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,554,520         642
----------------------------------------------------------------------------------------------------------------------
              Mississippi--1.5%
     1,000M   Gulfport GO 5% 3/1/2010                                                            1,077,500         152
----------------------------------------------------------------------------------------------------------------------
              New Jersey--4.5%
              Jersey City General Obligations:
     1,000M     General Improvement Series "B" 4% 9/1/2006                                       1,038,750         146
     1,000M     School Improvement Series "B" 5% 3/1/2010                                        1,083,750         153
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New Jersey (continued)
    $1,000M   New Jersey Econ. Dev. Sch. Facs. Series "C"
                5% 6/15/2011                                                                    $1,082,500        $152
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,205,000         451
----------------------------------------------------------------------------------------------------------------------
              New York--8.5%
     1,000M   Erie County Indl. Dev. Agy. Sch. Fac. Rev.
                (City of Buffalo Proj.) 4% 5/1/2006                                              1,032,500         145
     1,000M   Metropolitan Transit Auth. Rev. Series "A"
                5 1/2% 11/15/2015                                                                1,098,750         155
       150M   New York City GO 5 1/2% 8/1/2012                                                     166,875          24
              New York State Dormitory Auth. Revenue:
     1,000M     School District Financing Series "E" 5% 10/1/2010                                1,086,250         153
     1,000M     Student Hsg. Corp. 5% 7/1/2010                                                   1,083,750         153
     1,455M   New York State Thwy. Auth. Series "A" 5% 6/15/2011                                 1,555,031         219
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,023,156         849
----------------------------------------------------------------------------------------------------------------------
              Ohio--3.9%
     1,000M   Cincinnati City School District GO 4% 12/1/2007                                    1,040,000         147
              Ohio State Bldg. Auth. Facilities Revenue:
     1,000M     5 1/2% 10/1/2008                                                                 1,095,000         154
       585M     5 1/4% 10/1/2010                                                                   640,575          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,775,575         391
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.4%
       250M   Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                  276,250          39
----------------------------------------------------------------------------------------------------------------------
              Oregon--3.1%
     1,000M   Oregon State Facs. Auth. Rev. (Willamette Univ.)
                Series "A" 5% 10/1/2011                                                          1,087,500         153
     1,000M   Yamhill County School District #029J (Newburg)
                GO 5% 6/15/2010                                                                  1,086,250         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,173,750         306
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--4.1%
     1,000M   Pennsylvania State 5% 7/1/2014                                                     1,071,250         151
              Philadelphia Auth. Indl. Dev. Lease Revenue:
       500M     5 1/4% 10/1/2009                                                                   547,500          77
       150M     5 1/4% 10/1/2010                                                                   164,250          23
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania (continued)
    $1,000M   Philadelphia Muni. Auth. Rev. Series "B" 5 1/4%
                11/15/2011                                                                      $1,101,250        $155
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,884,250         406
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--3.0%
     1,000M   Puerto Rico Hwy. & Trans. Auth. Series "AA"
                5% 7/1/2010**                                                                    1,080,000         152
     1,000M   Puerto Rico Pub. Bldg. Auth. Series "K"
                4% 7/1/2007**                                                                    1,036,250         146
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,116,250         298
----------------------------------------------------------------------------------------------------------------------
              Texas--1.5%
     1,000M   San Antonio Hotel Occupancy Rev. Series "B" 5%
                8/15/2008**                                                                      1,073,750         151
----------------------------------------------------------------------------------------------------------------------
              Virginia--3.4%
     1,110M   Loudoun Cnty. Indl. Dev. Auth. Public Safety Fac.
                Lease Rev. Series "A" 5% 12/15/2009                                              1,208,513         170
     1,120M   Southwest Regl. Jail Authority 4 1/2% 9/1/2009                                     1,184,400         167
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,392,913         337
----------------------------------------------------------------------------------------------------------------------
              West Virginia--1.5%
     1,000M   West Virginia State Sch. Bldg. Auth. 5% 1/1/2010
                (when-issued)                                                                    1,075,000         152
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.5%
     1,000M   Wisconsin State Petroleum Ins. Fee Rev. Series "1"
                5% 7/1/2011                                                                      1,078,750         152
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $70,500,056)                                               70,590,514       9,943
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--6.2%
              Adjustable Rate Notes***
      $400M   Missouri State Hlth. & Educ. Facs.
                (Washington Univ.) 1.05%                                                          $400,000         $56
     1,000M   New York City GO Series "B" 1.05%                                                  1,000,000         141
     1,270M   Schuylkill Cnty. NY Rev. (Northeastern Pwr.) 1.08%                                 1,270,000         179
     1,750M   University of Michigan Rev. 1.08%                                                  1,750,000         246
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt
  Investments (cost $4,420,000)                                                                  4,420,000         622
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $74,920,056)                              105.6%     75,010,514      10,565
Excess of Liabilities Over Other Assets                                               (5.6)     (4,016,149)       (565)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $70,994,365     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014      $3,500M       $(34,420)
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

*** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rates shown are the rates in effect at June 30, 2004.

Summary of Abbreviations:

  COP    Certificate of Participation

  GO     General Obligation


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Alabama--.8%
    $5,835M   Alabama Water Pollution Control Auth.
                6% 8/15/2014                                                                    $6,520,613         $79
----------------------------------------------------------------------------------------------------------------------
              Alaska--.8%
     1,500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,648,125          20
     5,000M   North Slope Boro GO Zero Coupon 6/30/2005                                          4,916,500          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,564,625          79
----------------------------------------------------------------------------------------------------------------------
              Arizona--2.0%
     8,550M   Arizona State Municipal Fing. Prog. COP
                7.7% 8/1/2010                                                                   10,174,500         123
     2,500M   Arizona State University COP Research Infrastructure
                Projs. 5% 9/1/2030 (when-issued)                                                 2,482,275          30
     1,000M   Glendale Water & Sewer Rev. 5% 7/1/2021                                            1,026,250          12
     1,000M   Maricopa County University Sch. Dist. #89 Series"B"
                (Sch. Impt. Proj. of 2002) 5% 7/1/2023                                           1,008,750          12
              Phoenix Civic Improvement Corp. Water Sys. Revenue:
     1,000M     5 1/2% 7/1/2019                                                                  1,078,750          13
     1,000M     5 1/2% 7/1/2020                                                                  1,073,750          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,844,275         203
----------------------------------------------------------------------------------------------------------------------
              California--3.3%
     5,500M   California State Dept. Water Resource Pwr. Supply
                Rev. Series "A" 5 3/8% 5/1/2018                                                  5,891,875          71
     2,000M   Colton Joint Unified School Dist. GO Series "A"
                5 3/8% 8/1/2026                                                                  2,067,500          25
    10,000M   Los Angeles Community College Dist. GO Series "A"
                5 1/2% 8/1/2021                                                                 10,600,000         128
     3,500M   Los Angeles University School Dist. Series "A"
                5 1/4% 7/1/2019                                                                  3,696,875          44
     5,265M   Oakland Unified School Dist. Alameda Cnty. GO
                5 1/4% 8/1/2020                                                                  5,508,506          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,764,756         334
----------------------------------------------------------------------------------------------------------------------
              Colorado--.3%
     2,000M   Denver City & County Airport Rev. 5 1/2% 11/15/2016                                2,162,500          26
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Connecticut--2.5%
    $9,890M   Connecticut State GO Series "C" 5% 4/1/2023                                      $10,013,625        $121
     9,000M   Connecticut State Spl. Tax Oblig. Rev. Trans.
                Infrastructure 6 1/8% 9/1/2012                                                  10,383,750         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,397,375         246
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--.7%
              Washington DC General Obligations:
     5,000M     Series "B" 6% 6/1/2021                                                           5,781,250          70
         5M     Series "E" 6% 6/1/2012                                                               5,114          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,786,364          70
----------------------------------------------------------------------------------------------------------------------
              Florida--.9%
     5,490M   Port Orange Capital Impt. Rev. 5% 10/1/2035                                        5,407,650          65
     1,395M   West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                                 1,810,012          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,217,662          87
----------------------------------------------------------------------------------------------------------------------
              Georgia--12.1%
    15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                  16,743,750         202
     9,040M   Atlanta Water & Wastewater Rev. Series "A"
                5 1/2% 11/1/2019                                                                10,068,300         121
     2,540M   Fulton County Dev. Auth. Rev. Klaus Parking &
                Family Hsg. Projs. (Georgia Tech. Facs.)
                5 1/4% 11/1/2021                                                                 2,663,825          32
     6,160M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                   7,122,500          86
              Metropolitan Atlanta Rapid Transit Authority:
     7,500M     6 3/4% 7/1/2004*                                                                 7,650,000          92
    20,450M     6 1/4% 7/1/2011                                                                 23,670,875         285
    28,305M     6% 7/1/2013                                                                     32,763,038         394
----------------------------------------------------------------------------------------------------------------------
                                                                                               100,682,288       1,212
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.6%
              Hawaii State General Obligations:
     5,500M     6% 10/1/2009                                                                     6,215,000          75
     6,000M     6% 10/1/2010                                                                     6,847,500          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,062,500         157
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois--19.9%
              Chicago Board of Education Lease Certificates of
                Participation Series "A":
    $5,000M     6% 1/1/2016                                                                     $5,750,000         $69
    36,200M     6% 1/1/2020                                                                     41,087,000         495
              Chicago General Obligations:
     7,000M     6% 7/1/2005*                                                                     7,441,560          90
    16,660M     6 1/8% 7/1/2005*                                                                17,731,071         213
              Chicago O'Hare International Airport Revenue:
    14,570M     6 3/8% 1/1/2012                                                                 15,180,774         183
    10,000M     6 3/8% 1/1/2015                                                                 10,419,200         125
    16,750M   Illinois Development Fin. Auth. Poll. Cntl. Rev.
                6 3/4% 3/1/2015                                                                 17,617,315         212
              Illinois Development Fin. Auth. Revenue
                (Rockford School #205):
     5,000M      6.6% 2/1/2010                                                                   5,781,250          70
     3,000M      6.65% 2/1/2011                                                                  3,510,000          42
              Illinois State First Series General Obligations:
     5,250M     6 1/8% 1/1/2010*                                                                 5,985,000          72
     4,500M     5 1/2% 2/1/2016                                                                  4,882,500          59
     8,000M     5 1/2% 5/1/2017                                                                  8,560,000         103
    12,000M     5 1/2% 5/1/2018                                                                 12,810,000         154
     3,000M   Metro Pier & Exposition Auth. (McCormick Place
                Expansion) Series "B" 5 1/2% 6/15/2016                                           3,300,000          40
     4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                      5,195,000          63
----------------------------------------------------------------------------------------------------------------------
                                                                                               165,250,670       1,990
----------------------------------------------------------------------------------------------------------------------
              Indiana--.8%
     5,515M   Indiana State Office Building Commission Facs. Rev.
                New Castle Correctional Fac. 5 1/2% 7/1/2012*                                    6,190,588          75
----------------------------------------------------------------------------------------------------------------------
              Kansas--.3%
     2,475M   Wyandotte County Unified Sch. Dist. #500 GO
                5% 9/1/2020                                                                      2,543,063          31
----------------------------------------------------------------------------------------------------------------------
              Louisiana--.6%
    12,850M   Regional Trans. Auth. Zero Coupon 12/1/2021                                        5,123,938          62
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--4.8%
    10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                        11,378,375         137
     1,490M   Massachusetts Housing Fin. Agy. 6% 12/1/2012                                       1,547,737          19
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Massachusetts (continued)
    $3,000M   Massachusetts State Construction Loan GO Series "B"
                5 1/2% 3/1/2012*                                                                $3,322,500         $40
    20,550M   Massachusetts State GO 6% 8/1/2009                                                23,272,875         280
----------------------------------------------------------------------------------------------------------------------
                                                                                                39,521,487         476
----------------------------------------------------------------------------------------------------------------------
              Michigan--2.7%
     5,000M   Detroit Sewer Disposal Rev. Series "A" 5% 7/1/2020                                 5,131,250          62
    10,000M   Michigan State Environmental Protection Prog. GO
                6 1/4% 11/1/2012                                                                11,425,000         138
     4,500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                              5,670,000          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,226,250         268
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.6%
              Minneapolis & St. Paul Metro Airports Comm.
                Airport Rev. Series "C":
     3,380M     5 1/2% 1/1/2017                                                                  3,629,275          43
     3,315M     5 1/2% 1/1/2018                                                                  3,547,050          43
     5,770M     5 1/2% 1/1/2019                                                                  6,137,838          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,314,163         160
----------------------------------------------------------------------------------------------------------------------
              Missouri--3.8%
              Missouri State Health & Educ. Facs. Authority
                BJC Health System Series "A":
     6,840M     6 3/4% 5/15/2010                                                                 8,037,000          97
    10,175M     6 3/4% 5/15/2011                                                                12,095,531         145
              St. Louis Missouri Airport Rev. Series "A":
     4,135M     5 5/8% 7/1/2017                                                                  4,470,969          54
     3,620M     5 5/8% 7/1/2018                                                                  3,896,025          47
     3,030M     5 5/8% 7/1/2019                                                                  3,253,463          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,752,988         382
----------------------------------------------------------------------------------------------------------------------
              Nevada--4.4%
              Clark County Nevada Bond Bank General Obligations:
     8,195M     5 1/2% 6/1/2017                                                                  8,778,894         106
     8,645M     5 1/2% 6/1/2018                                                                  9,228,537         111
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Nevada (continued)
                Las Vegas New Convention & Visitors Auth. Revenue:
    $3,500M     5 3/4% 7/1/2015                                                                 $3,867,500         $46
     2,500M     5 3/4% 7/1/2017                                                                  2,753,125          33
              Truckee Meadows Nevada Water Authority:
     6,115M     5 1/2% 7/1/2017                                                                  6,573,625          79
     2,605M     5 1/2% 7/1/2018                                                                  2,793,863          34
     2,500M     5 1/2% 7/1/2019                                                                  2,665,625          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,661,169         441
----------------------------------------------------------------------------------------------------------------------
              New Jersey--1.6%
     2,200M   New Jersey State Educ. Facs. Auth. Rev. Public
                Library PJ Grant 5 1/2% 9/1/2018                                                 2,376,000          28
    10,000M   New Jersey State Trans. Corp. COP Fed. Trans.
                Admin. Grants Series "A" 5 3/4% 9/15/2009*                                      11,187,500         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,563,500         163
----------------------------------------------------------------------------------------------------------------------
              New Mexico--1.3%
    10,000M   New Mexico Fin. Auth. State Trans. Rev. Series "A"
                5 1/4% 6/15/2021                                                                10,550,000         127
----------------------------------------------------------------------------------------------------------------------
              New York--8.4%
              New York City General Obligations:
     5,000M     Series "C" 5 1/2% 3/15/2015                                                      5,443,750          66
     3,275M     Series "G" 5 5/8% 8/1/2020                                                       3,541,094          43
    22,250M   New York City Municipal Water Fin. Auth. Rev.
                6% 6/15/2021                                                                    25,782,188         311
              New York State Dorm. Auth. Rev. New York University:
     5,000M     5 7/8% 5/15/2017                                                                 5,762,500          69
    10,000M     Series "A" 5 3/4% 7/1/2027                                                      11,162,500         134
     5,950M   New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                             6,344,187          76
     5,780M   New York State Thruway Auth. Series "A" 5% 4/1/2019                                6,011,200          72
     5,000M   Suffolk County Judicial Facs. Agy. (John P. Cohalan
                Complex) 5 3/4% 10/15/2013                                                       5,581,250          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                69,628,669         838
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.4%
              North Carolina Municipal Power Agency
                (Catawba Electric):
    $8,950M     6% 1/1/2010                                                                    $10,091,125        $121
     8,945M     6% 1/1/2011                                                                     10,197,300         123
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,288,425         244
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.5%
    10,500M   Mercer County Pollution Control Rev.
                (Basin Elec. Pwr. Coop.) 7.2% 6/30/2013                                         12,665,625         153
----------------------------------------------------------------------------------------------------------------------
              Ohio--1.1%
     2,000M   Cleveland Municipal School Dist. 5% 12/1/2027
                (when-issued)                                                                    1,980,000          24
     6,000M   Jefferson County Jail Construction GO
                5 3/4% 12/1/2019                                                                 6,855,000          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,835,000         106
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.7%
     5,540M   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.)
                 6% 8/15/2017                                                                    6,107,850          74
----------------------------------------------------------------------------------------------------------------------
              Oregon--.7%
              Portland Urban Renewal & Redev. South Park
                Blocks Series "A":
     2,695M     5 3/4% 6/15/2015                                                                 2,998,188          36
     2,630M     5 3/4% 6/15/2016                                                                 2,922,587          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,920,775          71
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.3%
     3,000M   Allegheny County Sanitation Auth. Sewer Rev.
                5 1/2% 12/1/2030                                                                 3,105,000          37
     5,000M   Pennsylvania State GO 6 3/4% 11/15/2004*                                           5,173,500          62
     4,925M   Philadelphia Housing Auth. Capital Fund Prog.
                Rev. Series "A" 5 1/2% 12/1/2019                                                 5,349,781          65
    12,050M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                               14,083,438         170
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,711,719         334
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Rhode Island--.5%
    $4,000M   Rhode Island State Construction Capital Dev. GO
                Series "A" 5 1/2% 7/15/2018                                                     $4,315,000         $52
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Educ. Facs. Auth.
                (McKennan Hosp.) 7 5/8% 1/1/2008*                                                4,466,981          54
----------------------------------------------------------------------------------------------------------------------
              Tennessee--.5%
     3,500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Proj.) Series "A" 5 1/2% 11/1/2016                                3,867,500          46
----------------------------------------------------------------------------------------------------------------------
              Texas--8.0%
    16,000M   Austin Texas Utilities Systems Rev. 6% 11/15/2013                                 18,280,000         220
     5,000M   Bexar County Health Facs. (Baptist Memorial Hosp.)
                6 3/4% 8/15/2004*                                                                5,130,000          62
              Harris County Toll Road Senior Liens General
                Obligations Series "A":
    11,065M     6 1/2% 8/15/2012                                                                13,056,700         157
     7,305M     6 1/2% 8/15/2013                                                                 8,665,556         104
              Houston Water Conveyance System Certificates
                of Participation:
     2,250M     6 1/4% 12/15/2012                                                                2,624,062          32
     4,705M     6 1/4% 12/15/2013                                                                5,516,613          67
     4,950M     6 1/4% 12/15/2014                                                                5,816,250          70
     6,035M     6 1/4% 12/15/2015                                                                7,083,581          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                66,172,762         797
----------------------------------------------------------------------------------------------------------------------
              Utah--.3%
     1,765M   Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                  2,437,906          29
----------------------------------------------------------------------------------------------------------------------
              Virginia--.4%
     3,310M   Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                  3,330,687          40
----------------------------------------------------------------------------------------------------------------------
              Washington--2.1%
              Snohomish County Washington Ltd. Tax
                General Obligations:
     7,975M     5 1/2% 12/1/2017                                                                 8,583,093         103
     8,410M     5 1/2% 12/1/2018                                                                 9,019,725         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,602,818         212
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.8%
   $12,000M   Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                 6.9% 8/1/2021                                                                 $14,970,000        $180
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $747,745,526)                                    99.0%    822,022,491       9,898
Other Assets, Less Liabilities                                                         1.0       8,500,111         102
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $830,522,602     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014     $42,400M      $(416,971)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.1374% with Citibank, N.A.                                        5/13/2014      42,800M       (952,680)
--------------------------------------------------------------------------------------------------------------------
                                                                                               $85,200M    $(1,369,651)
====================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

  COP  Certificate of Participation

  GO   General Obligation


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Alabama--.3%
      $250M   Coffee County Public Bldg. Auth. 6.1% 9/1/2006*                                     $275,625         $30
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.2%
     1,000M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,098,750         120
----------------------------------------------------------------------------------------------------------------------
              Arizona--4.5%
     1,000M   Arizona State Trans. Brd. Hwy. Rev. 5 1/4% 7/1/2020                                1,048,750         114
     1,745M   Casa Grande Excise Tax 5% 4/1/2020                                                 1,806,075         197
       250M   Maricopa County Ind. Dev. Hosp. Facs. Rev.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               309,062          34
     1,000M   Oro Valley Muni. Ppty. Water & Sewer 5% 7/1/2023                                   1,015,000         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,178,887         456
----------------------------------------------------------------------------------------------------------------------
              California--8.9%
     3,000M   California State Dept. Water Res. Supply Rev. Series "A"
                5 3/8% 5/1/2018                                                                  3,213,750         351
     1,330M   Grant Junction Unified High Sch. Dist. GO
                5 1/4% 8/1/2021                                                                  1,389,850         152
       690M   Jefferson High Sch. Dist. GO (San Mateo Cnty.)
                6 1/4% 2/1/2017                                                                    818,512          89
       500M   San Francisco City & County Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     510,000          56
     1,000M   Santa Clara Electric Rev. 5 1/4% 7/1/2019                                          1,056,250         115
     1,110M   Stockton Public Fing. Auth. Leasing Rev.
                (Parking & Capital Proj.) 5 1/4% 9/1/2022                                        1,148,850         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,137,212         888
----------------------------------------------------------------------------------------------------------------------
              Colorado--4.0%
     1,500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora
                GO Series "A" 5 1/8% 12/1/2021                                                   1,556,250         170
     1,000M   Fremont Custer & El Paso Cntys. Sch. Dist. #RE-2
                Fremont GO 5 1/4% 12/1/2020                                                      1,057,500         115
     1,000M   Lafayette Water Rev. 5 1/4% 12/1/2023                                              1,036,250         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,650,000         398
----------------------------------------------------------------------------------------------------------------------
              Connecticut--1.5%
     1,425M   West Haven GO 5% 7/1/2023 (when-issued)+                                           1,431,170         156
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.1%
    $1,885M   Metropolitan Washington DC Airport Auth. Sys.
                Rev. 5 1/4% 10/1/2019                                                           $1,969,825        $215
----------------------------------------------------------------------------------------------------------------------
              Florida--6.4%
       335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                           371,012          40
     1,365M   Florida St. Govt. Lehigh Utility System Rev.
                5% 10/1/2020                                                                     1,405,950         153
     1,045M   Port St. Lucie Util. Sys. Rev. 5% 9/1/2022                                         1,065,900         116
     1,275M   Sarasota County Util. Sys. Rev. 5 1/4% 10/1/2020                                   1,343,531         147
     1,580M   Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                       1,647,150         180
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,833,543         636
----------------------------------------------------------------------------------------------------------------------
              Georgia--2.3%
     1,000M   Fulton Cnty. Dev. Auth. Rev. Klaus Parking &
                Family Hsg. Projs. (Georgia Tech. Facs.)
                5 1/4% 11/1/2021                                                                 1,048,750         115
     1,000M   Georgia Municipal Association, Inc. COP
                (City Court Atlanta Proj.) 5 1/8% 12/1/2021                                      1,030,000         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,078,750         227
----------------------------------------------------------------------------------------------------------------------
              Illinois--.6%
       500M   Chicago GO 6% 7/1/2005*                                                              531,540          58
----------------------------------------------------------------------------------------------------------------------
              Indiana--4.0%
     1,030M   Baugo School Bldg. Corp. 5 1/2% 1/15/2019                                          1,104,675         120
     1,105M   Merrillville Multi-School Building Corp. GO
                5 1/2% 7/15/2017                                                                 1,197,544         131
     1,250M   Zionsville Community Schools Bldg. Corp. GO
                5 3/4% 7/15/2017                                                                 1,371,875         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,674,094         401
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.2%
     1,000M   Kentucky State Ppty. & Buildings Comm. Rev.
                5 1/4% 8/1/2013*                                                                 1,105,000         121
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Louisiana--4.0%
    $1,845M   Louisiana Local Govt. Env. Facs. & Comm.
                5 1/4% 10/1/2021                                                                $1,923,412        $210
       525M   Louisiana Public Facs. Auth. Rev. (Dillard Univ. Proj.)
                Series "A" 5 1/8% 8/1/2020                                                         544,031          59
     1,075M   Louisiana St. Gas & Fuel Tax Rev. 5 3/8% 6/1/2017                                  1,158,312         127
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,625,755         396
----------------------------------------------------------------------------------------------------------------------
              Maine--.3%
       250M   Maine Municipal Bond Bank 6 1/2% 11/1/2004*                                          259,185          28
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--3.4%
     1,000M   Massachusetts Special Oblg. Tax Rev. 5 1/4% 1/1/2022                               1,040,000         114
     1,000M   Springfield GO 5 1/4% 1/15/2022                                                    1,038,750         113
     1,000M   University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                                 1,033,750         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,112,500         340
----------------------------------------------------------------------------------------------------------------------
              Michigan--11.9%
     1,000M   Detroit City School Dist. GO (School Building
                & Site Impt.) 5 1/2% 5/1/2018                                                    1,082,500         118
     1,105M   Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                     1,151,962         126
     1,000M   Howell Public Schools Gen. Oblig. Zero Coupon
                5/1/2006*                                                                          440,000          48
     1,000M   Michigan Public Pwr. Agy. Rev. (Combustion
                Turbine #1 Proj.) 5 1/4% 1/1/2018                                                1,062,500         116
       750M   Milan Area School Dist. GO 5 5/8% 5/1/2010*                                          840,937          92
     1,000M   Riverview Cmnty. School Dist. GO 5% 5/1/2020                                       1,036,250         113
     3,600M   Southfield Public School Bldg. & Site Series "B"
                GO 5 1/8% 5/1/2021                                                               3,717,000         406
     1,490M   Wayne Charter County Airport Rev. 5 3/8% 12/1/2016                                 1,586,850         173
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,917,999       1,192
----------------------------------------------------------------------------------------------------------------------
              Minnesota--.5%
       500M   Minneapolis Special School Dist. #001, 5% 2/1/2020
                (when-issued)                                                                      513,125          56
----------------------------------------------------------------------------------------------------------------------
              Missouri--2.6%
       200M   Liberty Sewer System Rev. 6.15% 2/1/2015                                             223,250          24
     1,105M   Missouri State Dev. Fin. Board 5% 4/1/2020                                         1,134,006         124
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Missouri (continued)
      $310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B" 5.85% 6/1/2014                                $345,262         $38
       250M   St. Joseph School Dist. GO (Direct Deposit Prog.)
                5 3/4% 3/1/2019                                                                    275,312          30
       375M   St. Louis County Pattonville R-3 School Dist. GO
                (Direct Deposit Prog.) 5 3/4% 3/1/2017                                             414,375          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,392,205         261
----------------------------------------------------------------------------------------------------------------------
              Nebraska--1.1%
     1,000M   Municipal Energy Agency 5 1/4% 4/1/2021                                            1,041,250         114
----------------------------------------------------------------------------------------------------------------------
              New Jersey--4.9%
     1,000M   Hudson County COP 5% 12/1/2021                                                     1,028,750         112
              New Jersey State Educ. Facs. Authority:
     1,000M     Ramapo College 5% 7/1/2019                                                       1,031,250         113
     2,350M     Rowan University 5 1/8% 7/1/2021                                                 2,432,250         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,492,250         490
----------------------------------------------------------------------------------------------------------------------
              New York--1.2%
              Camden Central School District General Obligations:
       725M     5 1/2% 3/15/2016                                                                   794,781          87
       250M     5 1/2% 3/15/2017                                                                   273,437          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,068,218         117
----------------------------------------------------------------------------------------------------------------------
              North Carolina--1.3%
     1,110M   Buncombe Cnty. Sewer System Rev. 5% 7/1/2019                                       1,150,238         126
----------------------------------------------------------------------------------------------------------------------
              Ohio--14.0%
     1,880M   Akron GO 5 1/4% 12/1/2020                                                          1,978,700         216
     1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                           1,320,888         144
              Akron-Summit Cnty. Pub. Library General Obligations:
     1,000M     5% 12/1/2018                                                                     1,036,250         113
     2,500M     5% 12/1/2020                                                                     2,562,500         280
     1,380M   Cincinnati State Tech. & Cmnty. College Gen.
                Receipts 5 1/4% 10/1/2020                                                        1,452,450         158
     1,185M   Fairfield County GO 5% 12/1/2022                                                   1,202,775         131
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Ohio (continued)
    $1,500M   Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                                $1,620,000        $177
     1,140M   Toledo City Sch. Dist. GO 5% 12/1/2020                                             1,171,350         128
       450M   Youngstown GO 6% 12/1/2031                                                           491,626          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,836,539       1,401
----------------------------------------------------------------------------------------------------------------------
              Oregon--.6%
       500M   Oregon State Dept. of Administrative Services
                COP 5.65% 5/1/2007*                                                                548,750          60
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.2%
       390M   Allegheny County Port Auth. Spl. Rev. 5 1/2% 3/1/2013                                428,026          47
       525M   Erie GO 5 3/4% 5/15/2007*                                                            572,907          62
     1,000M   State Pub. Sch. Bldg. Auth. (Philadelphia Sch. Dist.)
                5 1/4% 6/1/2024                                                                  1,026,250         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,027,183         221
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--.6%
       545M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl.
                Facs. 6 1/4% 7/1/2016                                                              567,405          62
----------------------------------------------------------------------------------------------------------------------
              South Carolina--2.3%
     1,000M   Greenville Hosp. Sys. Facs. Rev. 5 1/4% 5/1/2019                                   1,053,750         115
     1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                           1,030,000         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,083,750         227
----------------------------------------------------------------------------------------------------------------------
              Tennessee--1.4%
     1,225M   Blount County Pub. Bldg. Auth. 5% 6/1/2020                                         1,260,219         138
----------------------------------------------------------------------------------------------------------------------
              Texas--7.5%
       505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                      576,963          63
       400M   Harris County Toll Road GO Senior Lien Series "A"
                6 1/2% 8/15/2013                                                                   474,500          52
     5,000M   Houston Utility Systems Rev. 5 1/4% 5/15/2020                                      5,256,250         574
       500M   Midlothian Water District GO 5 3/8% 9/1/2016                                         536,877          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,844,590         747
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Washington--1.3%
    $1,090M   King County Sewer Rev. 5 1/2% 1/1/2021                                            $1,154,037        $126
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $88,044,748)                                               89,859,594       9,808
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--3.3%
              Adjustable Rate Notes**
     2,000M   Delaware Cnty. PA United Parcel Service, Inc. 1%                                   2,000,000         218
     1,000M   Moffatt Cnty. CO Pollution Control 1.08%                                           1,000,000         109
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $3,000,000)                               3,000,000         327
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $91,044,748)                              101.4%     92,859,594      10,135
Excess of Liabilities Over Other Assets                                               (1.4)     (1,235,421)       (135)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $91,624,173     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $7,000M       $(29,119)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       4,700M        (46,221)
----------------------------------------------------------------------------------------------------------------------
                                                                                               $11,700M       $(75,340)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rates shown are the rates in effect at June 30, 2004.

 + Security valued at fair value (see Note 1A).

Summary of Abbreviations:

  COP    Certificate of Participation

  GO     General Obligation


See notes to financial statements


Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Education--18.7%
              New York State Dormitory Authority Revenue:
                City University:
    $2,000M       5 3/4% 7/1/2012                                                               $2,235,000        $121
     5,955M       5 3/4% 7/1/2013                                                                6,766,369         368
     3,000M       6% 7/1/2020                                                                    3,483,750         189
     2,350M     Colgate University 6% 7/1/2021                                                   2,723,063         148
     1,500M     Educational Facility 5 1/4% 5/15/2021                                            1,606,875          87
     1,000M     Fashion Institution of Technology 5 1/4% 7/1/2019                                1,060,000          58
     3,235M     Master BOCES Program 5% 8/15/2023                                                3,267,350         178
     1,610M     New York University 6% 7/1/2018                                                  1,875,650         102
     1,425M     NYSARC Insured Series "A" 5 1/4% 7/1/2018                                        1,519,406          83
     2,715M     Rochester Institute of Technology 5 1/4% 7/1/2018                                2,877,900         156
     1,000M     School Districts Fing. Prog. Series "C" 5 1/4% 4/1/2021                          1,041,250          57
                Special Act School Districts Programs:
     1,375M       6% 7/1/2012                                                                    1,555,469          84
     1,460M       6% 7/1/2013                                                                    1,640,675          89
                State Dormitory Facs. Series "A":
     1,085M       5% 7/1/2020                                                                    1,114,838          60
     1,685M       5% 7/1/2021                                                                    1,722,913          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,490,508       1,874
----------------------------------------------------------------------------------------------------------------------
              General Obligations--36.7%
              Buffalo:
     1,040M     General Improvement Series "D" 6% 12/1/2013                                      1,177,800          64
                School District Series "B":
     1,130M       5 3/8% 11/15/2016                                                              1,218,987          66
     2,360M       5 3/8% 11/15/2017                                                              2,531,100         138
     2,620M       5 3/8% 11/15/2019                                                              2,790,300         152
     1,000M     School District Series "D" 5 1/2% 12/15/2015                                     1,091,250          59
     1,000M   Central Square Central School Dist. 5% 5/15/2017                                   1,051,250          57
              Eastport South Manor Central School District:
     1,250M     5% 6/15/2016                                                                     1,320,312          72
     1,315M     5% 6/15/2017                                                                     1,379,106          75
     1,385M     5% 6/15/2018                                                                     1,445,594          79
     1,000M   Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                             1,108,750          60
              Nassau County:
     4,355M     5.7% 8/1/2004*                                                                   4,499,194         244
     3,845M     6 1/2% 11/1/2004*                                                                4,024,600         219
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
              New York City:
    $1,000M     Series "A" 7 1/4% 3/15/2018                                                     $1,092,500         $59
     3,355M     Series "B1" 6.95% 8/15/2004*                                                     3,409,452         185
     4,420M     Series "C" 5 5/8% 3/15/2019                                                      4,790,175         260
                Series "E":
     1,000M       6.2% 8/1/2008                                                                  1,120,000          61
     2,000M       5 3/4% 8/1/2018                                                                2,192,500         119
     4,570M       5 3/4% 5/15/2024                                                               4,907,038         267
     2,500M     Series "F" 5 1/4% 8/1/2014                                                       2,687,500         146
     2,885M     Series "G" 5 3/4% 8/1/2018                                                       3,162,681         172
     1,680M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                                   2,163,000         118
     1,395M   North Syracuse Central School Dist. Series "A"
                5% 6/15/2018                                                                     1,449,056          79
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                     4,515,000         245
     1,000M   Red Hook Central School Dist. 5 1/8% 6/15/2017                                     1,060,000          58
     1,000M   Rome School District 5 1/2% 6/15/2016                                              1,081,250          59
              Shenendehowa Central School Dist. (Clifton Park):
                Series "E":
       585M       5% 1/1/2018                                                                      606,938          33
       610M       5% 1/1/2019                                                                      629,825          34
       500M     Series "F" 5% 7/15/2018                                                            520,000          28
     1,775M   Webster Central School District 5% 6/15/2019                                       1,839,343         100
              Yonkers Series "A":
     1,345M     5 1/8% 7/1/2016                                                                  1,427,381          78
     1,900M     5 3/4% 10/1/2016                                                                 2,113,750         115
     1,410M     5 1/4% 7/1/2017                                                                  1,499,888          81
     1,480M     5 1/4% 7/1/2018                                                                  1,565,100          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                67,470,620       3,667
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.5%
     1,320M   New York State Dorm. Auth. Rev. (United Cerebral
                Palsy Affiliation) 5 1/8%, 7/1/2021                                              1,366,200          74
              New York State Medical Care Facs. Agency:
     1,850M     Long Term Health Care 7 3/8% 11/1/2011                                           1,855,809         101
     4,915M     Mental Health Services Facs. 6 1/2% 8/15/2004*                                   5,041,463         274
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,263,472         449
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--1.4%
    $2,345M   New York State Hsg. Fin. Agy. 6.05% 5/1/2011                                      $2,476,906        $135
----------------------------------------------------------------------------------------------------------------------
              Transportation--19.4%
              Metropolitan Transit Authority of New York:
     1,300M   Commuter Facilities Series 6 1/8% 7/1/2004*                                        1,319,500          72
                Transit Authority Revenue:
     1,000M       Series "A" 5 1/2% 11/15/2015                                                   1,098,750          60
     2,500M       Series "A" 5% 11/15/2020                                                       2,575,000         140
     5,000M       Series "B" 5 1/4% 11/15/2022                                                   5,193,750         282
     2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                          2,830,594         154
              New York State Thruway Auth. Hwy. & Bridge
                Series "A":
     1,500M     6% 4/1/2015                                                                      1,693,125          92
     3,250M     5 1/4% 4/1/2017                                                                  3,457,187         188
     3,500M     5 1/4% 4/1/2018                                                                  3,701,250         201
              Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater:**
     1,500M     8.85%, 9/15/2018                                                                 1,642,500          89
     1,500M     8.85%, 9/15/2019                                                                 1,625,625          88
     1,845M     8.85%, 9/15/2020                                                                 1,978,762         108
       660M     8.85%, 9/15/2021                                                                   700,425          38
     6,900M   Triborough Bridge & Tunnel Auth. Series "Y"
                6% 1/1/2012                                                                      7,840,125         426
----------------------------------------------------------------------------------------------------------------------
                                                                                                35,656,593       1,938
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.3%
              New York City Municipal Water Fin. Auth. Revenue:
     2,750M     6% 6/15/2021                                                                     3,186,563         173
     7,000M     5 1/2% 6/15/2033                                                                 7,227,500         393
     8,000M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              8,690,000         472
     6,165M   Suffolk County Water Auth. Rev. 6% 6/1/2017                                        7,182,225         391
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,286,288       1,429
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--3.8%
    $2,500M   Nassau County Interim Fin. Auth. 5 3/4% 11/15/2010*                               $2,831,250        $154
     3,000M   New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                              3,138,750         171
       895M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                7 3/8% 7/1/2016                                                                  1,095,256          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,065,256         384
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $172,508,317)                                    98.8%    181,709,643       9,876
Other Assets, Less Liabilities                                                         1.2       2,284,454         124
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $183,994,097     $10,000
======================================================================================================================


                                                                                                            Unrealized
                                                                                Expiration     Notional   Appreciation
Interest Rate Swaps                                                                   Date       Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.672% with Citibank, N.A.                                          4/8/2014     $14,500M       $152,789

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014       9,300M        (38,686)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       9,200M        (90,475)
----------------------------------------------------------------------------------------------------------------------
                                                                                               $33,000M        $23,628
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate security (see Note 6). The interest rates are reset weekly by the issuer. The interest rates shown are the rates in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.2%
              Certificates of Participation--2.3%
      $500M   Arizona State Municipal Financing Prog.
                5 3/8% 8/1/2030                                                                   $514,375        $230
----------------------------------------------------------------------------------------------------------------------
              Education--12.7%
       500M   Arizona School Facilities Board Rev. 5 1/4% 7/1/2016                                 534,375         238
       500M   Arizona State University Rev. Sys. 5.65% 7/1/2014                                    550,625         246
     1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                Main Campus) 5 1/4% 7/1/2018                                                     1,063,750         475
       640M   South Campus Group (Arizona St. Univ. Proj.
                South Campus) 5 5/8% 9/1/2023                                                      691,200         309
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,839,950       1,268
----------------------------------------------------------------------------------------------------------------------
              General Obligations--25.3%
              Maricopa County School District:
       250M     #11 (Peoria) 5 1/2% 7/1/2009*                                                      279,062         125
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 896,250         400
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     608,344         272
     1,925M     #89 (Dysart) 5 1/4% 7/1/2019                                                     2,035,688         909
     1,000M   Phoenix Arizona Series "B" 5 3/8% 7/1/2019                                         1,077,500         481
       500M   Pima County Unified School District #6 (Marana)
                5 1/4% 7/1/2010*                                                                   554,375         247
       200M   Santa Cruz County School District #35, 6% 7/1/2008                                   206,188          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,657,407       2,526
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.5%
       650M   Maricopa County Ind. Dev. Auth.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               803,563         359
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2016                                                                    658,500         294
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,462,063         653
----------------------------------------------------------------------------------------------------------------------
              Housing--.7%
       150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                     158,437          71
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.7%
      $385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                                $394,625        $176
       400M   Tucson Street & Highway User Rev. 5 3/8% 7/1/2014                                    432,500         193
----------------------------------------------------------------------------------------------------------------------
                                                                                                   827,125         369
----------------------------------------------------------------------------------------------------------------------
              Utilities--24.1%
       225M   Gilbert Water & Sewer Rev. 6 1/2% 7/1/2004*                                          227,250         101
              Mesa Utility Systems Revenue:
       350M     6 1/8% 7/1/2007*                                                                   388,938         174
     1,000M     5% 7/1/2019                                                                      1,061,250         474
              Phoenix Arizona Civic Impt. Corp. Water
                System Revenue:
       250M     5 1/4% 7/1/2016                                                                    273,437         122
     1,000M     5% 7/1/2018                                                                      1,040,000         464
       500M     5 1/2% 7/1/2020                                                                    536,875         240
       500M   Phoenix Arizona Civic Wastewater Rev. 5 3/8% 7/1/2015                                541,250         242
       750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                               810,938         362
       500M   Tucson Water Rev. 5.3% 7/1/2016                                                      528,125         236
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,408,063       2,415
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--21.9%
       305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2005*                                           314,787         141
     1,000M   Flagstaff Arizona Municipal Facs. Corp. 5 1/4% 7/1/2020                            1,055,000         471
       250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                    278,750         124
       500M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                  540,625         241
       750M   Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                810,000         362
       400M   Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                6% 1/1/2011                                                                        412,576         184
       400M   Surprise Municipal Property Corp. Excise Tax Rev.
                5 3/8% 7/1/2009*                                                                   444,500         198
     1,000M   Tempe Arizona Excise Tax Rev. 5 1/4% 7/1/2020                                      1,053,750         471
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,909,988       2,192
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,783,124)                                     97.2%     21,777,408       9,724
Other Assets, Less Liabilities                                                         2.8         617,738         276
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $22,395,146     $10,000
======================================================================================================================






Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $1,100M        $(4,576)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       1,100M        (10,818)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $2,200M       $(15,394)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.9%
              Certificates of Participation--4.8%
      $500M   Castaic Lake Water Agency Water Sys. Impt. Proj.
                7% 8/1/2012                                                                       $607,500        $209
       750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                        791,250         273
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,398,750         482
----------------------------------------------------------------------------------------------------------------------
              General Obligations--23.3%
     1,000M   Chaffey Community College District 5 1/4% 7/1/2022                                 1,038,750         358
       500M   Fontana School District 5 3/4% 5/1/2022                                              541,250         186
       650M   Jefferson High School District (San Mateo Cnty.)
                6 1/4% 2/1/2016                                                                    768,625         265
     1,000M   Morgan Hill Unified School District 5 1/4% 8/1/2018                                1,061,250         365
       750M   Natomas Unified School District 5.95% 9/1/2021                                       845,625         291
     1,000M   San Diego Unified School District Series "E"
                5 1/4% 7/1/2024                                                                  1,030,000         355
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                        874,688         301
       500M     7.2% 2/1/2016                                                                      603,750         208
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,763,938       2,329
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.3%
     1,000M   Port of Oakland Revenue Bonds Series "M"
                5 1/4% 11/1/2020                                                                 1,051,250         362
       700M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 5 3/4% 7/1/2018                                                               775,250         267
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,826,500         629
----------------------------------------------------------------------------------------------------------------------
              Utilities--35.1%
     1,000M   California State Dept. Water Central Proj. Series "Z"
                5% 12/1/2019                                                                     1,032,500         355
     1,500M   California State Dept. Water Pwr. Supply Rev.
                5 3/8% 5/1/2018                                                                  1,606,875         553
       250M   Fresno Sewer Rev. 6 1/4% 9/1/2014                                                    293,750         101
     2,650M   Los Angeles Water & Power Rev. Series "B"
                5 1/8% 7/1/2020                                                                  2,749,375         947
       700M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                760,375         262
     1,210M   San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.)
                5 1/4% 12/1/2017                                                                 1,284,112         442
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,525M   Semitropic Impt. Dist. Water Storage Dist.
                5 1/2% 12/01/2022                                                               $1,622,219        $559
       750M   South Gate Public Fin. Auth. Wtr. Rev. Series "A"
                6% 10/1/2012                                                                       853,125         294
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,202,331       3,513
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--26.4%
       500M   Barstow Redevelopment Agy. 7% 9/1/2014                                               616,250         212
     1,000M   California State Public Works Board 6 1/2% 12/1/2008                               1,145,000         394
     1,000M   Long Beach Financing Auth. Rev. 6% 11/1/2017                                       1,168,750         402
     1,105M   Palm Springs Financing Auth. Lease Rev. Series "A"
                (Convention Ctr. Proj.) 5 1/4% 11/01/2020                                        1,165,775         401
     1,000M   Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev.
                5 1/4% 8/1/2020                                                                  1,048,750         361
       500M   San Francisco City & County Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     510,000         176
       500M   San Jose Redevelopment Agy. 6% 8/1/2015                                              579,375         200
       700M   San Mateo Joint Powers Auth. Lease Rev.
                6 1/2% 7/1/2015                                                                    840,875         290
       500M   Santa Ana Financing Auth. Lease Rev.
                (Police Admin. & Hldg. Facs.) 6 1/4% 7/1/2015                                      590,000         203
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,664,775       2,639
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,232,114)                                               27,856,294       9,592
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.4%
       400M   Metropolitan Wtr. Dist. So. California Waterworks
                Rev. Adjustable Rate Note 1% * (cost $400,000)                                     400,000         138
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,632,114)                               97.3%     28,256,294       9,730
Other Assets, Less Liabilities                                                         2.7         784,748         270
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $29,041,042     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $3,100M       $(12,896)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       1,400M        (13,768)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $4,500M       $(26,664)
======================================================================================================================

* Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.3%
              Certificates of Participation--4.5%
      $250M   Broomfield Open Space 5 1/2% 12/1/2020                                              $265,937        $246
       200M   Greeley Building Auth. 5.6% 11/1/2019                                                216,000         200
----------------------------------------------------------------------------------------------------------------------
                                                                                                   481,937         446
----------------------------------------------------------------------------------------------------------------------
              Education--7.6%
       225M   Colorado Postsecondary Educ. Facs. Auth. Rev.
                (Auraria Foundation Proj.) 6% 9/1/2005*                                            236,250         218
       200M   Colorado School of Mines Auxiliary Facs. Rev.
                5 1/4% 12/1/2020                                                                   210,500         195
       350M   University of Northern Colorado Rev. 5 1/2% 6/1/2018                                 377,125         349
----------------------------------------------------------------------------------------------------------------------
                                                                                                   823,875         762
----------------------------------------------------------------------------------------------------------------------
              General Obligations--38.8%
       500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora
                Series "A" 5 1/8% 12/1/2021                                                        518,750         480
     1,000M   Arapahoe County School District #6 Littleton
                5 1/4% 12/1/2019                                                                 1,057,500         979
       200M   Arapahoe County Water & Wastewater Series "B"
                5 3/4% 12/1/2019                                                                   219,250         203
       150M   Bayfield School District #10, 6 1/2% 6/1/2005*                                       156,628         145
       200M   Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                                 231,750         215
       200M   Douglas County School District #RE 1 Series "B"
                5 3/4% 12/15/2019                                                                  219,500         203
              El Paso County School District:
       350M     #2, (Harrison) 5 1/2% 12/1/2018                                                    377,563         349
       250M     #20, 5 1/4% 12/15/2017                                                             267,500         248
       200M     #49, (Falcon) 5 1/2% 12/1/2013                                                     222,500         206
       350M     #49, (Falcon) 5 3/4% 12/1/2015                                                     388,937         360
       250M   Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                     273,750         253
       250M   Pueblo County School District #70, 5 1/4% 12/1/2022                                  260,000         241
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,193,628       3,882
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.1%
              Colorado Health Facilities Authority:
      $200M     Poudre Valley Health Care 5 5/8% 12/1/2019                                        $215,500        $200
       100M     Sisters of Charity 6 1/4% 5/15/2012                                                115,750         107
       250M   Colorado Springs Hospital Rev. 6% 12/15/2015                                         269,375         249
       350M   Denver City & County Mental Health Corp.
                Series "A" 5 1/2% 7/15/2015                                                        383,250         355
----------------------------------------------------------------------------------------------------------------------
                                                                                                   983,875         911
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.2%
       200M   Colorado Dept. Trans. Rev. Antic. Notes Series "A"
                6% 6/15/2010*                                                                      229,000         212
              Denver City & County Airport Revenue:
       255M     5 1/2% 11/15/2016                                                                  275,719         255
       250M     5 3/4% 11/15/2020                                                                  268,750         249
----------------------------------------------------------------------------------------------------------------------
                                                                                                   773,469         716
----------------------------------------------------------------------------------------------------------------------
              Utilities--15.5%
       200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                                            218,500         202
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                                   214,750         199
              Colorado Water Resources & Power Dev. Authority
                Small Water Resources Rev. Series "A":
       200M     5 3/4% 11/1/2017                                                                   221,000         205
       250M     5 1/4% 11/1/2021                                                                   261,563         242
       400M   Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                430,000         398
       200M   Pueblo Board Waterworks Water Rev. 6% 11/1/2014                                      226,500         210
       100M   Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                                  102,858          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,675,171       1,551
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--17.6%
       250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                         266,875         247
              Larimer County Sales & Use Tax Revenue:
       280M     5 1/4% 12/15/2016                                                                  301,000         279
       400M     5 1/2% 12/15/2018                                                                  438,000         405
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $100M   Pueblo Urban Renewal Auth. Tax Increment Rev.
                6.05% 12/1/2012                                                                   $101,258         $94
       250M   Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                                 268,125         248
       500M   Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                    523,125         484
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,898,383       1,757
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,302,612)                                    100.3%     10,830,338      10,025
Excess of Liabilities Over Other Assets                                                (.3)        (27,143)        (25)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,803,195     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $1,200M        $(4,992)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014         500M         (4,917)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $1,700M        $(9,909)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Education--13.9%
              Connecticut State Health & Educational Facilities
                Authority Revenue:
      $600M     Choate Rosemary Hall 6.8% 7/1/2004*                                               $606,000        $164
     1,000M     Fairfield University 5 5/8% 7/1/2016                                             1,097,500         297
       200M     Loomis Chafee Sch. Proj. Series "B" 6% 7/1/2004*                                   203,000          55
     1,000M     Trinity College 6 1/8% 7/1/2004*                                                 1,020,000         276
              University of Connecticut:
       400M     5.4% 3/1/2016                                                                      446,000         120
     1,100M     5 1/8% 2/15/2020                                                                 1,141,250         308
       600M   University of Connecticut Student Fees Rev. Series "A"
                5 1/4% 11/15/2021                                                                  632,250         171
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,146,000       1,391
----------------------------------------------------------------------------------------------------------------------
              General Obligations--43.1%
       500M   Branford 5% 5/15/2014                                                                536,875         145
              Bridgeport:
       750M     Series "A" 6 1/8% 7/15/2010*                                                       868,125         235
     1,000M     Series "A" 5 3/8% 8/15/2019                                                      1,058,750         286
       450M     Series "C" 5 3/8% 8/15/2019                                                        473,062         128
              Connecticut State:
       500M     Series "A" 5 1/4% 6/15/2013                                                        552,500         149
       250M     Series "A" 5 3/8% 4/15/2016                                                        269,375          73
       500M     Series "B" 5 3/4% 11/1/2009*                                                       565,000         153
       690M     Series "E" 6% 3/15/2012                                                            790,913         214
     1,020M     Series "F" 5% 10/15/2021                                                         1,046,775         283
     1,090M   Cromwell 5% 6/15/2020                                                              1,125,425         304
     1,000M   Glastonbury 5% 6/15/2021                                                           1,030,000         278
       800M   New Britain 6% 3/1/2012                                                              920,000         249
              New Haven:
       985M     6% 11/1/2009*                                                                    1,125,362         304
       500M     5 1/4% 11/1/2013                                                                   541,875         147
       400M     5% 11/1/2017                                                                       421,500         114
     1,000M     5% 11/1/2020                                                                     1,028,750         278
              Puerto Rico Commonwealth:
       990M     5 1/8% 7/1/2011*                                                                 1,085,288         293
       510M     5 1/8% 7/1/2030                                                                    513,825         139
       650M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                   703,625         190
     1,250M   Waterbury 5% 4/1/2021                                                              1,279,688         346
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,936,713       4,308
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--15.7%
              Connecticut State Health & Educational Facilities
                Authority Revenue:
      $450M     Bridgeport Hospital 6 1/2% 7/1/2012                                               $451,242        $122
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                                      429,500         116
     1,165M     Children's Medical Center Series "B" 5% 7/1/2021                                 1,194,125         323
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                       717,500         194
     1,235M     Trinity College Series "H" 5% 7/1/2019 (when-issued)                             1,284,400         347
              Village Families & Children Series "A":
       370M     5% 7/1/2015                                                                        391,275         106
       385M     5% 7/1/2016                                                                        406,175         110
       405M     5% 7/1/2017                                                                        425,250         115
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    520,555         140
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,820,022       1,573
----------------------------------------------------------------------------------------------------------------------
              Housing--3.5%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                                      788,436         213
       500M     5.85% 6/15/2030                                                                    521,875         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,310,311         354
----------------------------------------------------------------------------------------------------------------------
              Transportation--10.4%
              Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
       250M     6 1/8% 9/1/2012                                                                    287,500          78
       250M     5 3/8% 10/1/2014                                                                   270,938          73
       500M     5 3/8% 7/1/2019                                                                    531,250         144
     1,000M     5% 12/1/2021                                                                     1,023,750         277
              Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater:**
       850M     8.84%, 7/1/2020                                                                    913,750         247
       750M     8.84%, 9/15/2020                                                                   804,375         217
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,831,563       1,036
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.4%
              Puerto Rico Electric Power Authority Revenue:
       750M     5 3/8% 7/1/2017                                                                    814,687         220
       250M     5 1/4% 7/1/2022                                                                    255,313          69
       250M     5 1/4% 7/1/2029                                                                    260,313          70
--------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              South Central Connecticut Regional Water Authority:
      $500M     6 1/8% 8/1/2004*                                                                  $506,710        $137
       500M     5 1/4% 8/1/2014                                                                    541,875         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,378,898         643
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.8%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                                   558,625         151
       415M   New Haven Air Rights Parking Facs. Rev.
                5 3/8% 12/1/2015                                                                   461,169         124
     1,000M   Puerto Rico Public Fin. Corp. Commonwealth
                Approp. Series "A" 5 1/2% 8/1/2011*                                              1,127,500         305
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,147,294         580
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,156,645)                                               36,570,801       9,885
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.2%
              Adjustable Rate Notes***
       400M   Connecticut State Health & Educ. Facs. 1%                                            400,000         108
       400M   Puerto Rico Commonwealth Govt. Dev. Bank 1%                                          400,000         108
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $800,000)                                   800,000         216
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $35,956,645)                              101.0%     37,370,801      10,101
Excess of Liabilities Over Other Assets                                               (1.0)       (378,533)       (101)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $36,992,268     $10,000
======================================================================================================================







Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------

                                                                                                            Unrealized
                                                                                Expiration     Notional   Appreciation
Interest Rate Swaps                                                                   Date       Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.672% with Citibank, N.A.                                          4/8/2014      $1,000M        $10,537

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       1,800M        (17,701)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.1374% with Citibank, N.A.                                        5/13/2014       1,000M        (22,259)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $3,800M       $(29,423)
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Inverse floating rate security (see Note 6). The interest rates are reset weekly by the issuer. The interest rates shown are the rates in effect at June 30, 2004.

*** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is the rate in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              General Obligations--7.8%
    $1,325M   Miami-Dade County School District 5 3/8% 8/1/2015                                 $1,465,781        $368
     1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                             1,062,500         266
       500M   North Springs Improvement District 7% 10/1/2009                                      588,750         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,117,031         782
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.6%
     1,000M   Escambia County Health Facs. Auth. Rev.
                5.95% 7/1/2020                                                                   1,042,500         261
       750M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    780,833         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,823,333         457
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.9%
       500M   Dade County Aviation Rev. Series "A" 6% 10/1/2010                                    533,125         134
     1,000M   Miami-Dade County Aviation Rev.
                (Miami Int'l. Airport) 5.35% 10/1/2013                                           1,077,500         270
     1,000M   Miami-Dade County Expressway Auth. Toll Sys.
                Rev. 6% 7/1/2014                                                                 1,133,750         285
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,744,375         689
----------------------------------------------------------------------------------------------------------------------
              Utilities--34.7%
       775M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                           858,312         215
     1,000M   Escambia County Utilities Auth. Sys. Rev.
                6 1/4% 1/1/2015                                                                  1,166,250         293
     1,000M   Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                  1,022,500         257
     1,000M   Florida State Municipal Power Agy. Rev.
                5 1/2% 10/1/2019                                                                 1,086,250         272
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,743,544         437
     1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                        1,025,000         257
     1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                             1,203,450         302
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,162,500         292
     1,210M   Port St. Lucie Florida Utility Rev. 5% 9/1/2020                                    1,247,812         313
     1,200M   Sarasota County Utility System Rev. 5 1/4% 10/1/2020                               1,264,500         317
     1,480M   Stuart Utilities Rev. 5 1/4% 10/1/2020                                             1,550,300         389
       480M   West Melbourne Water & Sewer Rev. 6 3/4% 10/1/2014                                   490,930         123
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,821,348       3,467
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--44.9%
    $1,380M   DeSoto County Capital Improvement Rev.
                5 1/4% 10/1/2019                                                                $1,457,625        $366
     1,000M   Escambia County Sales Tax Rev. 5 1/4% 10/1/2018                                    1,071,250         269
              Florida Municipal Loan Council Revenue:
     1,160M     6% 4/1/2015                                                                      1,305,000         327
     1,715M     5 1/4% 11/1/2019                                                                 1,815,756         455
     1,000M     5 3/8% 11/1/2025                                                                 1,031,250         259
     1,205M   Highlands County Infrastructure Sales Surtax Rev.
                5% 11/1/2018                                                                     1,254,706         315
     1,000M   Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011                                  1,051,330         264
     1,000M   Jacksonville Capital Improvement (Gator Bowl Proj.)
                5 7/8% 10/1/2005*                                                                1,050,000         263
     2,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                       2,145,000         538
              Osceola County Tourist Development Tax Revenue:
     1,000M     5 1/2% 10/1/2017                                                                 1,088,750         273
     1,000M     5 1/2% 10/1/2018                                                                 1,087,500         273
     1,000M   Pasco County Sales Tax Rev. 5% 12/1/2020                                           1,030,000         258
     1,350M   Port St. Lucie Florida Sales Tax Rev. 5% 9/1/2021                                  1,375,313         345
     1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                 1,136,250         285
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,899,730       4,490
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $37,604,133)                                     98.9%     39,405,817       9,885
Other Assets, Less Liabilities                                                         1.1         457,177         115
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $39,862,994     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $4,000M       $(16,639)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       2,000M        (19,669)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $6,000M       $(36,308)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Certificates of Participation--4.9%
      $500M   Gwinnett County Dev. Auth. Pub. Schs. Proj.
                5 1/4% 1/01/2019                                                                  $528,750        $487
----------------------------------------------------------------------------------------------------------------------
              Education--8.6%
       250M   Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                5 1/4% 12/1/2022                                                                   260,625         240
              Fulton County Development Authority Revenue:
       350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                      382,813         353
       250M     Morehouse College 6 1/4% 12/1/2021                                                 286,875         264
----------------------------------------------------------------------------------------------------------------------
                                                                                                   930,313         857
----------------------------------------------------------------------------------------------------------------------
              General Obligations--11.9%
       255M   Atlanta 5 3/8% 12/1/2018                                                             272,531         251
       400M   Cherokee County School District 5% 8/1/2017                                          420,000         387
       100M   Hall County School District 6.7% 12/1/2004*                                          104,192          96
       100M   Mitchell County School District 6 1/2% 3/1/2009                                      105,119          97
       100M   Peach County School District 6.4% 2/1/2005*                                          104,868          97
       270M   South Georgia Govtl. Svcs. 5% 1/01/2016                                              288,225         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,294,935       1,193
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.7%
       500M   Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                      515,000         475
       500M   Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                    530,000         488
       125M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    130,139         120
       400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                     421,000         388
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,596,139       1,471
----------------------------------------------------------------------------------------------------------------------
              Housing--6.2%
       150M   Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                  155,250         143
       500M   Valdosta Hsg. Auth. Rev. 5 1/4% 8/01/2023                                            515,000         475
----------------------------------------------------------------------------------------------------------------------
                                                                                                   670,250         618
----------------------------------------------------------------------------------------------------------------------
              Utilities--37.2%
       235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                     263,494         243
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          300,581         277
       250M   Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*                                  288,125         266
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $565M   Fayetteville Water & Sewer Rev. 5% 11/1/2021                                        $579,831        $534
       250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                   289,375         267
       250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                     289,062         266
       235M   Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                     252,331         233
              Georgia Municipal Gas Authority Revenue:
                Buford Project:
        80M       6.8% 11/1/2009                                                                    82,952          76
       250M       5 1/2% 11/1/2012                                                                 272,813         251
       100M     Warner Robins Series "B" 5.8% 1/1/2015                                             106,875          98
       400M   Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                       417,000         384
       200M   Newnan Water Sewer & Light Comm. Pub. Utils.
                Rev. 5% 1/1/2015                                                                   211,500         195
              Puerto Rico Electric Power Authority Revenue:
       400M     5 3/8% 7/1/2017                                                                    434,500         400
       250M     5 1/8% 7/1/2026                                                                    253,437         234
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,041,876       3,724
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--15.1%
       250M   Atlanta & Fulton Cntys. Rec. Auth. Rev.
                5 1/4% 12/1/2016                                                                   267,188         246
       300M   Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.)
                Series "A" 5 3/8% 1/1/2019                                                         319,875         295
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                5 1/2% 10/1/2018                                                                   558,125         514
       250M   College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                5 3/4% 9/1/2026                                                                    265,313         245
       200M   Fayette Cnty. Pub. Facs. Auth. Rev.
                (Criminal Justice Ctr.) 6 1/4% 6/1/2010*                                           232,250         214
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,642,751       1,514
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,246,279)                                     98.6%     10,705,014       9,864
Other Assets, Less Liabilities                                                         1.4         147,843         136
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,852,857     $10,000
======================================================================================================================





----------------------------------------------------------------------------------------------------------------------

                                                                                                            Unrealized
                                                                                Expiration     Notional   Appreciation
Interest Rate Swaps                                                                   Date       Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.672% with Citibank, N.A.                                          4/8/2014        $500M         $5,269

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014       1,100M         (4,576)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014         500M         (4,918)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $2,100M        $(4,225)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.9%
              Certificates of Participation--2.6%
      $750M   Baltimore Board of Education Admin. Proj.
                5.8% 4/1/2011                                                                     $841,875        $263
----------------------------------------------------------------------------------------------------------------------
              Education--9.0%
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                            802,500         251
              Morgan State University Academic & Auxiliary
                Facilities Fees Revenue:
       500M     6.05% 7/1/2015                                                                     571,250         178
       200M     6.1% 7/1/2020                                                                      228,500          71
       750M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                830,625         259
       430M   St. Mary's College Rev. 5.45% 9/1/2020                                               462,787         145
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,895,662         904
----------------------------------------------------------------------------------------------------------------------
              General Obligations--33.1%
     1,475M   Anne Arundel County 5 3/8% 3/1/2015                                                1,615,125         505
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2005*                                     371,004         116
     1,000M   Baltimore County Metropolitan District #68
                5% 8/1/2012*                                                                     1,088,750         340
              Baltimore Maryland:
       250M     5 5/8% 10/15/2006*                                                                 274,063          86
       700M     5 1/2% 10/15/2015                                                                  786,625         246
     1,000M   Ocean City 5% 3/1/2021                                                             1,026,250         321
     1,000M   Prince Georges County 5 1/4% 12/1/2014                                             1,086,250         339
              Puerto Rico Commonwealth:
       245M     5 1/4% 7/1/2011*                                                                   270,419          84
       155M     5 1/4% 7/1/2027                                                                    157,906          49
     1,050M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                 1,136,625         355
       425M   Queen Anne's County School & Public Facs.
                5 1/4% 1/15/2014                                                                   456,875         143
     1,000M   St. Mary's County Hospital 5% 10/1/2020                                            1,043,750         326
       325M   Washington County Pub. Impt. 5.8% 1/1/2005*                                          338,523         106
       350M   Wicomico County 5 1/2% 12/1/2016                                                     381,500         119
       500M   Worcester County 5 5/8% 3/1/2014                                                     554,375         173
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,588,040       3,308
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.9%
              Maryland State Health & Higher Educ. Facilities:
      $500M     Maryland General Hosp. 6 1/8% 7/1/2004*                                           $510,000        $159
     1,250M     University of Maryland Med. Sys. 5% 7/1/2024                                     1,254,687         392
       325M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    338,361         106
       350M   Takoma Park Hospital Facs. (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    414,312         130
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,517,360         787
----------------------------------------------------------------------------------------------------------------------
              Housing--3.7%
       250M   Baltimore County Mortgage Rev. (Old Orchard Apts.)
                7% 7/1/2016                                                                        257,335          80
       380M   Maryland State Cmnty. Dev. Admin. Dept. Hsg. &
                Cmnty. Dev. 5 7/8% 7/1/2016                                                        393,775         123
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        527,500         165
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,178,610         368
----------------------------------------------------------------------------------------------------------------------
              Transportation--12.6%
     1,000M   Maryland State Trans. Auth. Lease Rev.
                Metrorail Parking Proj. 5% 7/1/2022                                              1,022,500         319
              Puerto Rico Comnwlth Hwy. & Trans. Auth. Revenue:
     1,425M     Series "G" 5 1/4% 7/1/2019                                                       1,512,281         473
     1,275M     Series "Z" 6 1/4% 7/1/2014                                                       1,510,875         472
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,045,656       1,264
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.2%
              Baltimore Wastewater Utilities Revenue Series "A":
       500M     5 1/2% 7/1/2010*                                                                   557,500         174
       200M     6% 7/1/2015                                                                        230,750          72
     1,090M     5% 7/1/2020                                                                      1,124,062         351
              Baltimore Water Project Revenue Series "A":
       220M     6% 7/1/2010*                                                                       251,075          79
       250M     5.8% 7/1/2012*                                                                     285,938          89
              Puerto Rico Electric Power Auth. Revenue:
     1,390M     5 3/8% 7/1/2017                                                                  1,509,887         472
     1,500M     5 1/4% 7/1/2029                                                                  1,531,875         479
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,491,087       1,716
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.8%
    $1,020M   Anne Arundel Cnty Spl. Oblig. National
                Business Park Proj. 5 1/8% 7/1/2022                                             $1,053,150        $329
       250M   Baltimore Convention Center 5 1/2% 9/1/2014                                          273,438          86
       250M   Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                        259,773          81
     1,000M   Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                    1,053,750         329
     1,025M   Puerto Rico Public Fin. Corp. Comwlth. Approp.
                Series "A" 5 3/8% 6/1/2015                                                       1,136,469         355
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,776,580       1,180
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,917,283)                                        .      31,334,870       9,790
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
       200M   Montgomery Cnty. Hsg. Adjustable Rate Note .98% **
                (cost $200,000)                                                                    200,000          62
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $30,117,283)                               98.5%     31,534,870       9,852
Other Assets, Less Liabilities                                                         1.5         473,181         148
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $32,008,051     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $4,800M       $(19,967)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       1,600M        (15,735)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $6,400M       $(35,702)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect as of June 30, 2004.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.3%
              Education--7.7%
    $1,000M   Massachusetts State College Bldg. Auth. Proj.
                5 1/4% 5/1/2021                                                                 $1,041,250        $355
     1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                  1,225,000         417
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,266,250         772
----------------------------------------------------------------------------------------------------------------------
              General Obligations--50.5%
     1,000M   Holliston 5 1/4% 4/1/2018                                                          1,071,250         365
     1,000M   Lawrence 5 1/4% 3/15/2018                                                          1,066,250         363
       150M   Massachusetts Series "B" 7% 7/1/2009                                                 171,375          58
     1,000M   Massachusetts State Construction Loan Series "E"
                5 3/8% 1/1/2013*                                                                 1,101,250         375
     1,080M   North Hampton 5.2% 6/15/2015                                                       1,154,250         393
     1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                                   1,250,287         426
              Springfield:
     1,000M     6% 10/1/2015                                                                     1,127,500         384
     1,000M     5 3/8% 8/1/2017                                                                  1,075,000         366
     1,000M     5 1/4% 1/15/2023                                                                 1,035,000         353
     1,000M   Tantasqua Regional School District 5% 8/15/2017                                    1,055,000         360
     1,370M   Westfield 5 1/2% 12/15/2017                                                        1,486,450         507
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,111,500         379
     1,000M   Worcester 5 1/2% 8/15/2017                                                         1,081,250         368
     1,000M   Westborough 5% 11/15/2019                                                          1,036,250         353
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,822,612       5,050
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.2%
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,063,750         362
       750M   Massachusetts General Hospital Series "F"
                6 1/4% 7/1/2012                                                                    844,688         288
              Massachusetts Health & Educational Facs. Auth.
                Capital Asset Program:
        95M     7.35% 8/1/2008                                                                      95,390          32
        40M     7.2% 7/1/2009                                                                       40,124          14
     1,500M   Mt. Auburn Hospital 6 1/4% 8/15/2014                                               1,537,455         524
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,581,407       1,220
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--1.0%
      $275M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                     $285,656         $97
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.6%
     1,000M   Massachusetts State Port Auth. Rev. Series "A"
                5 3/4% 7/1/2012                                                                  1,118,750         381
     1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                1,120,000         382
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,238,750         763
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.3%
     1,035M   Boston Water & Sewer Commission Rev.
                5 3/4% 11/1/2013                                                                 1,174,725         400
     1,455M   Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                 1,553,213         529
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,727,938         929
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--9.0%
     1,000M   Boston Convention Center Act 1997 Series "A"
                5% 5/1/2017                                                                      1,045,000         356
       500M   Massachusetts Dev. Fin. Agy. Res. Recovery Rev.
                (Semass Sys.) Series "A" 5 5/8% 1/1/2013                                           552,500         188
     1,000M   Massachusetts State Spl. Oblig. Ded. Tax. Rev.
                5 1/4% 1/1/2022                                                                  1,040,000         355
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,637,500         899
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,949,945)                                               28,560,113       9,730
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.2%
       340M   Massachusetts St. Hlth. & Educ. Facs. Auth. Rev.
                Adjustable Rate Note 1.3% ** (cost $340,000)                                       340,000         115
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $27,289,945)                               98.5%     28,900,113       9,845
Other Assets, Less Liabilities                                                         1.5         453,565         155
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $29,353,678     $10,000
======================================================================================================================





----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $1,500M        $(6,240)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       1,400M        (13,768)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $2,900M       $(20,008)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Education--2.6%
    $1,000M   Western University Revenue 5% 11/15/2019                                          $1,033,750        $264
----------------------------------------------------------------------------------------------------------------------
              General Obligations--59.7%
     1,000M   Detroit City School District 5 1/4% 5/1/2016                                       1,088,750         278
     1,800M   Detroit Downtown Development Series "
                5 3/4% 7/15/2015                                                                 1,959,750         500
     1,825M   Eaton Rapids Public Schools 5 1/4% 5/1/2022                                        1,904,844         486
     1,000M   Godwin Heights Public School District 5 5/8% 5/1/2015                              1,091,250         278
     1,000M   Grand Blanc Community School District 5 5/8% 5/1/2015                              1,105,000         282
     1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                                    1,150,500         294
     1,000M   Gull Lake Community School District Zero
                Coupon 5/1/2013                                                                    681,250         174
     1,575M   Jenison Public School District 5 1/2% 5/1/2018                                     1,708,875         436
       900M   Lake Orion Community School District 7% 5/1/2005*                                    948,645         242
     1,000M   Lincoln Park School District 7% 5/1/2006*                                          1,098,750         280
     1,000M   Michigan State Environmental Protection Prog.
                6 1/4% 11/1/2012                                                                 1,142,500         291
     1,000M   Montrose Township School District 6.2% 5/1/2017                                    1,172,500         299
     1,200M   Newaygo Public Schools 5 3/4% 5/1/2018                                             1,318,500         336
     1,000M   Plainwell Community School District 5 1/2% 5/1/2019                                1,082,500         276
     1,000M   Portage Lake Water & Sewer Authority 6.1% 10/1/2014                                1,070,000         273
     1,500M   Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2013                               1,665,000         425
     1,525M   Reed City Public Schools 5 1/4% 5/1/2021                                           1,595,531         407
     1,485M   West Ottawa Public School District 5 3/8% 5/1/2019                                 1,603,800         409
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,387,945       5,966
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.1%
              Michigan State Hospital Finance Authority Revenue:
     1,000M     Ascension Health Credit 5 3/4% 11/15/2009*                                       1,128,750         288
     1,000M     Mercy Mount Clemens 5 3/4% 5/15/2017                                             1,087,500         277
     1,000M     St. John's Hospital 6% 5/15/2008                                                 1,025,870         262
     1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,096,250         280
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,338,370       1,107
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.7%
     1,000M   Wayne Charter County Airport Rev. Series "C"
                5 3/8% 12/1/2016                                                                 1,065,000         271
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--21.5%
              Detroit Water Supply System Revenue:
    $1,750M     5 1/2% 7/1/2014                                                                 $1,885,625        $481
     1,275M     6 1/2% 7/1/2015                                                                  1,517,250         387
              Michigan State Strategic Fund (Detroit Edison Co.):
     1,750M     6.95% 5/1/2011                                                                   2,093,438         534
     1,000M     7% 5/1/2021                                                                      1,257,500         321
     1,000M   Michigan State Trunk Line 5 1/4% 10/1/2021                                         1,046,250         267
       500M   Monroe County Economic Dev. Corp. (Detroit
                Edison Co.) 6.95% 9/1/2022                                                         630,000         160
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,430,063       2,150
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--1.4%
       530M   Michigan Municipal Bond Auth. Rev. 6.55% 11/1/2008                                   549,133         140
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,961,102)                                     99.0%     38,804,261       9,898
Other Assets, Less Liabilities                                                         1.0         398,157         102
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $39,202,418     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $3,900M       $(16,224)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       1,900M        (18,685)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $5,800M       $(34,909)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.7%
              Certificates of Participation--2.8%
      $400M   Minneapolis Special School District #001
                5.9% 2/1/2006*                                                                    $424,000        $286
----------------------------------------------------------------------------------------------------------------------
              Education--3.1%
       400M   University of Minnesota 5 3/4% 7/1/2017                                              456,000         308
----------------------------------------------------------------------------------------------------------------------
              General Obligations--60.0%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        449,000         303
       325M   Bloomington Ind. School District #271, 5 1/8% 2/1/2015                               346,531         234
       500M   Crow Wing County Jail Series "B" 5% 2/1/2021                                         512,500         346
       200M   Delano Ind. School District #879, 5.6% 2/1/2015                                      220,000         149
              Eagan Recreational Facilities Series "A":
       480M    5% 2/1/2015                                                                         508,200         343
       250M    5% 2/1/2016                                                                         263,750         178
       400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                 425,000         287
       285M   Inver Grove Heights Ind. School District #199
                5 3/4% 2/1/2006*                                                                   300,319         203
              Lake Superior Ind. School District #381 Series "A":
       465M     5% 4/1/2018                                                                        488,250         330
       500M     5% 4/1/2019                                                                        522,500         353
       280M   Lakeville 5 1/2% 2/1/2011                                                            293,650         198
       405M   Lino Lakes 5.7% 2/1/2012                                                             434,363         293
       260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                                     273,000         185
     1,260M   Minneapolis Special School District #001, 5% 2/1/2020
                (when-issued)                                                                    1,293,075         873
       400M   Moorehead Ind. School District #152, 5% 4/1/2017                                     420,500         284
       350M   North St. Paul Maplewood Ind. School District #622
                7.1% 2/1/2005*                                                                     361,476         244
              Pequot Lakes Ind. School District #186:
       250M     5% 2/1/2016                                                                        263,750         178
       250M     5 1/8% 2/1/2018                                                                    263,125         178
              St. Paul Ind. School District #625:
       250M     5 5/8% 2/1/2015                                                                    270,625         183
       400M     5% 2/1/2017                                                                        422,000         285
       535M   Upsala Ind. School District #487, 5% 2/1/2020                                        555,062         375
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,886,676       6,002
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.4%
      $200M   Hibbing Health Care Facilities Rev. (Duluth Clinic)
                5 1/2% 11/1/2013*                                                                 $221,250        $149
       500M   Minneapolis Health Care Sys. Rev. (Fairview
                Hlth. Svcs.) 5 1/2% 5/15/2017                                                      545,000         368
       350M   Minnesota Agriculture & Econ. Dev. Brd. Rev.
                (Benedictine Hlth.) 5 1/4% 2/15/2014                                               374,938         253
       500M   St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                  553,125         374
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,694,313       1,144
----------------------------------------------------------------------------------------------------------------------
              Housing--6.4%
              Minnesota State Housing Finance Authority:
       400M     Rental Housing Rev. 5.9% 8/1/2015                                                  410,556         277
       110M     Single-Family Mortgage Rev. 6% 1/1/2018                                            114,675          78
       400M   Minnetonka Multi-Family Housing Rev.
                (Cedar Hills Proj.) 5.9% 10/20/2019                                                420,000         284
----------------------------------------------------------------------------------------------------------------------
                                                                                                   945,231         639
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.6%
              Minneapolis & St. Paul Metro Airports Comm.
       800M     Airport Rev. Series "A" 5% 1/1/2018                                                825,000         557
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.4%
       400M   Northern Minnesota Municipal Pwr. Agy. Elec.
                Sys. Rev. 5.4% 1/1/2016                                                            429,500         290
       210M   Southern Minnesota Municipal Pwr. Agy. Pwr.
                Supply Sys. 5 3/4% 1/1/2018                                                        218,400         147
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    346,125         234
       500M     5 1/2% 1/1/2015                                                                    543,125         367
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,537,150       1,038
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,081,414)                                               14,768,370       9,974
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.4%
      $200M   Cohasset Rev. (Minnesota Pwr. & Lt. Co.)
                Adjustable Rate Note 1.08% ** (cost $200,000)                                     $200,000        $135
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $14,281,414)                              101.1%     14,968,370      10,109
Excess of Liabilities Over Other Assets                                               (1.1)       (161,900)       (109)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $14,806,470     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014        $300M        $(1,248)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014         700M         (6,884)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $1,000M        $(8,132)
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Education--4.2%
      $125M   Bowling Green School District 5.85% 3/1/2020                                        $137,500        $127
       150M   Missouri Southern State College Rev. Aux. Ent.
                Sys. 5.3% 4/1/2015                                                                 161,813         149
       150M   Missouri State Hlth. & Educ. Facs. Auth.
                (Webster Univ.) 5 1/2% 4/1/2018                                                    160,500         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                   459,813         424
----------------------------------------------------------------------------------------------------------------------
              General Obligations--31.0%
       100M   Belton School District #124, 6% 3/1/2018                                             111,750         103
       400M   Cass County Reorg. School District #2, 5 1/2% 3/1/2017                               437,500         403
       350M   Clay County Pub. School District #53, 5% 3/1/2017                                    365,312         337
              Greene County Reorg. School District #8:
       200M     5 1/4% 3/1/2018                                                                    212,750         196
       250M     5 1/4% 3/1/2019                                                                    264,375         244
       300M   Jackson County Reorg. School District #7
                5 1/4% 3/1/2020                                                                    316,500         292
       100M   Jefferson County School District #6, 6% 3/1/2014                                     111,750         103
       150M   Kansas City Streetlight Project Series "A"
                5 1/4% 2/1/2016                                                                    160,500         148
       400M   Maplewood Richmond Heights School District
                5 1/4% 3/1/2016                                                                    427,000         394
       125M   St. Joseph's School District 5 3/4% 3/1/2019                                         137,656         127
       150M   St. Louis Board of Education 5 3/8% 4/1/2017                                         160,875         148
       125M   St. Louis County Pattonville School District #3
                5 3/4% 3/1/2017                                                                    138,125         127
       250M   Washington School District 5% 3/1/2015                                               264,375         244
       250M   Wentzville School District #4, 5% 3/1/2022                                           254,688         235
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,363,156       3,101
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.8%
       400M   Jackson County Spl. Oblig. (Truman Med. Ctr.)
               5% 12/1/2022                                                                        407,000         375
       140M   Missouri State Hlth. & Educ. Facs. Auth. Series "A"
                (BJC Hlth. Sys.) 6 3/4% 5/15/2011                                                  166,425         154
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
      $500M   North Kansas City Hospital Rev. Series "A"
                5% 11/15/2020                                                                     $510,000        $470
        80M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                     83,289          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,166,714       1,076
----------------------------------------------------------------------------------------------------------------------
              Housing--.9%
        90M   Missouri State Housing Dev. Comm. (Ecumenical Hsg.)
                5.8% 3/1/2006*                                                                      95,512          88
----------------------------------------------------------------------------------------------------------------------
              Transportation--15.1%
       400M   Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj.
                Series "B" 5 1/4% 10/1/2019                                                        423,500         391
       250M   Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                  263,750         243
       500M   Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater 8.83%, 7/1/2022**                                                  524,375         484
              St. Louis Airport Revenue:
       150M     5 1/8% 7/1/2015                                                                    156,375         144
       255M     5.3% 7/1/2021                                                                      264,881         244
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,632,881       1,506
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.9%
       250M   Jefferson County Cons. Public Water Supply
                5 1/4% 12/1/2016                                                                   270,625         249
        80M   Liberty Sewer System Rev. 6.15% 2/1/2015                                              89,300          82
              Missouri State Environmental Impt. & Energy
                Res. Auth. Water Pollution Control:
        60M     5.4% 10/1/2010*                                                                     66,825          62
       250M     5 1/2% 7/1/2014                                                                    277,188         256
        90M     5.4% 7/1/2018                                                                       96,075          89
       250M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                271,563         250
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,071,576         988
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--26.1%
       100M   Clay County Public Building Auth. Leasehold Rev.
                5 1/8% 5/15/2014                                                                  106,625          98
       250M   Kansas City Municipal Assistance Corp. Rev.
                Series "A" 5% 3/1/2019                                                            258,750         239
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $250M   Missouri State Board Public Buildings
                Series "A" 5% 5/1/2021                                                            $255,625        $236
              Missouri State Dev. Finance Board Infrastructure
                Facilities Revenue:
       500M     Hartman Heritage Center Phase II 5% 4/1/2020                                       513,125         473
       125M     Midtown Redevelopment Project Series "A"
                  6% 4/1/2014                                                                      139,375         129
       500M   Missouri State Regional Convention & Sports
                Complex Auth. 5 1/4% 8/15/2020                                                     526,250         485
              Springfield Public Building Corp. Leasehold Revenue:
       125M     Capital Improvement 5.6% 6/1/2014                                                  136,719         126
       230M     Jordan Valley 5.85% 6/1/2014                                                       260,187         240
              St. Louis Municipal Finance Corp. Leasehold Revenue:
       250M     Carnahan Courthouse Series "A" 5% 2/15/2020                                        257,187         237
                City Justice Center Series "A":
       225M       5 1/4% 2/15/2015                                                                 243,000         224
       125M       5 3/4% 2/15/2018                                                                 137,656         127
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,834,499       2,614
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,253,452)                                     98.0%     10,624,151       9,797
Other Assets, Less Liabilities                                                         2.0         220,129         203
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,844,280     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $1,000M        $(4,160)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014         500M         (4,917)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $1,500M        $(9,077)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate security (see Note 6). The interest rate is reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Education--19.6%
              New Jersey Educational Facilities Auth. Revenue:
    $2,125M     College of New Jersey Series "C" 5 3/8% 7/1/2016                                $2,284,375        $333
     5,000M     Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                               5,143,750         750
     1,210M   Puerto Rico Indl. Tourist Educ. University Plaza
                Series "A" 5 5/8% 7/1/2013                                                       1,340,075         196
     1,000M   University of Medicine & Dentistry of New Jersey
                Series "A" 5 3/8% 12/1/2016                                                      1,075,000         157
              University of Puerto Rico:
     1,715M     5 3/4% 6/1/2017                                                                  1,901,506         277
     1,500M     5 3/4% 6/1/2018                                                                  1,661,250         242
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,405,956       1,955
----------------------------------------------------------------------------------------------------------------------
              General Obligations--13.5%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                                    2,058,437         300
              Essex County Improvement Authority
                Orange County School District:
     1,025M       Series "A" 6.95% 7/1/2005*                                                     1,099,148         160
     1,120M       Series "B" 6.95% 7/1/2005*                                                     1,201,021         175
     1,500M   Jersey City Series "B" 5% 9/1/2019                                                 1,554,375         227
     1,000M   Perth Amboy Board of Education 5% 7/15/2017                                        1,046,250         153
       995M   Union City 6.4% 11/1/2013                                                          1,187,781         173
     1,000M   West Deptford 5 1/2% 9/1/2010*                                                     1,117,500         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,264,512       1,351
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.4%
              New Jersey State Health Care Facilities
                Financing Authority:
     1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                                 1,071,125         156
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                                   2,015,475         294
     1,000M     Meridian Health System Oblig. Group 5 5/8% 7/1/2014                              1,088,750         159
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                         3,646,500         532
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,821,850       1,141
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--2.7%
              New Jersey State Hsg. & Mtge. Fing. Agency
                Regency Park Project:
    $1,375M       6.05% 11/1/2017                                                               $1,460,938        $213
       365M       5.7% 5/1/2020                                                                    380,969          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,841,907         269
----------------------------------------------------------------------------------------------------------------------
              Transportation--19.9%
     1,000M   Burlington County Bridge Commission 5 1/4% 8/15/2021                               1,037,500         151
              Delaware River & Bay Authority:
     1,000M     5 1/2% 1/1/2016                                                                  1,081,250         158
     1,000M     5 1/4% 1/1/2022                                                                  1,037,500         151
     1,000M   Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                             1,085,000         158
     1,000M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2009*                                                                     1,125,000         164
     1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                    1,123,750         164
     1,000M   Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                5 1/4% 1/1/2020                                                                  1,043,750         152
     4,100M   Port Authority of New York & New Jersey
                125th Series 5% 10/15/2018                                                       4,258,875         621
              Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater:**
     1,000M     8.83% 7/1/2019                                                                   1,086,250         159
       750M     8.83% 7/1/2022                                                                     786,563         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,665,438       1,993
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.0%
     1,250M   Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                 1,296,875         189
              Passaic Valley Sewer Commission:
     1,250M     Series "E" 5 5/8% 12/1/2018                                                      1,370,313         200
     1,000M     Series "F" 5% 12/1/2020                                                          1,026,250         149
              Puerto Rico Electric Power Authority:
     1,000M     Series "HH" 5 1/4% 7/1/2029                                                      1,021,250         149
     2,000M     Series "II" 5 3/8% 7/1/2017                                                      2,172,500         317
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,887,188       1,004
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--21.5%
    $2,900M   Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                7.4% 7/1/2016                                                                   $3,628,625        $529
     1,000M   Camden County Impt. Auth. Lease Rev. 5 1/8% 9/1/2019                               1,041,250         152
     1,665M   Cape May County Indl. Poll. Cntl. Fin. Auth.
                6.8% 3/1/2021                                                                    2,077,087         303
              Essex County Improvement Authority:
     1,000M     Cogen Facs. Proj. 5 1/4% 1/1/2017                                                1,061,250         155
     1,000M     Correctional Facs. Proj. 5 1/2% 10/1/2018                                        1,073,750         156
     1,020M   Mercer County Impt. Auth. Lease Rev.
                Govtl. Leasing Proj. 5% 12/15/2023                                               1,034,025         151
              New Jersey Economic Development Authority:
     2,000M     Educational Testing Service 6 1/8% 5/15/2005*                                    2,117,140         309
     1,435M     Market Transition Facility 5 7/8% 7/1/2004*                                      1,463,700         213
     1,155M   Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                               1,218,525         178
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,715,352       2,146
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $63,927,938)                                     98.6%     67,602,203       9,859
Other Assets, Less Liabilities                                                         1.4         963,535         141
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $68,565,738     $10,000
======================================================================================================================


                                                                                                            Unrealized
                                                                                Expiration     Notional   Appreciation
Interest Rate Swaps                                                                   Date       Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.672% with Citibank, N.A.                                          4/8/2014      $3,000M        $31,612

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014       5,700M        (23,711)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       3,500M        (34,420)
----------------------------------------------------------------------------------------------------------------------
                                                                                               $12,200M       $(26,519)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate security (see Note 6). The interest rates are reset weekly by the issuer. The interest rates shown are the rates in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.7%
              Certificates of Participation--13.7%
      $400M   Carteret County 5 5/8% 6/1/2020                                                     $431,500        $176
              Harnett County:
       500M     5 1/2% 12/1/2014                                                                   549,375         224
       500M     5 1/8% 12/1/2023                                                                   513,750         209
     1,255M   Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                     1,328,731         541
       250M   Pitt County 5 1/4% 4/1/2015                                                          269,063         110
       250M   Randolph County 5 1/2% 6/1/2009*                                                     278,750         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,371,169       1,373
----------------------------------------------------------------------------------------------------------------------
              Education--19.2%
              Appalachian State University:
       500M     Housing & Student Ctr. 5.6% 7/15/2020                                              539,375         220
     1,000M     Series "A" 5 1/8% 5/1/2019                                                       1,043,750         425
       430M   Iredell County Public Facs. School Projs. 6% 6/1/2010*                               493,425         201
       500M   North Carolina Capital Facs. Fin. Agy.
                (Meredith College) 5 1/8% 6/1/2014                                                 533,125         217
       250M   North Carolina Central Univ. Housing Rev.
                5.6% 11/1/2006*                                                                    270,937         111
     1,000M   University North Carolina Asheville Rev. 5% 6/1/2018                               1,038,750         423
       750M   University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                             797,813         325
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,717,175       1,922
----------------------------------------------------------------------------------------------------------------------
              General Obligations--15.7%
       250M   Bladen County 5.6% 5/1/2016                                                          275,312         112
              Brunswick County:
       125M     5% 5/1/2017                                                                        557,500         227
       500M     5 3/4% 5/1/2017                                                                    131,875          54
       250M   Cleveland County 5 1/2% 3/1/2012                                                     267,188         109
       750M   Craven County 5% 5/1/2018                                                            781,875         318
       400M   Johnston County 5% 6/1/2018                                                          419,500         171
       220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                             231,273          94
       200M   Morganton 5.7% 6/1/2005*                                                             211,354          86
       400M   Onslow County 5.7% 3/1/2011                                                          419,328         171
       280M   Rowan County 5.6% 4/1/2005*                                                          294,333         120
       250M   Union County 5.4% 3/1/2015                                                           272,500         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,862,038       1,573
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.5%
      $400M   North Carolina Medical Care Community Hosp. Rev.
                (Northeast Med. Ctr.) 5 3/8% 11/1/2016                                            $432,500        $176
       175M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    182,194          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                   614,694         250
----------------------------------------------------------------------------------------------------------------------
              Housing--.4%
       100M   North Carolina Hsg. Fin. Agy. Multi-Family Series "F"
                6.6% 7/1/2017                                                                      102,749          42
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.7%
              Piedmont Triad Airport Authority Revenue:
       800M     5 1/2% 7/1/2013                                                                    860,000         350
       500M     5 1/4% 7/1/2016                                                                    530,000         216
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,390,000         566
----------------------------------------------------------------------------------------------------------------------
              Utilities--36.7%
       600M   Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2017                              665,250         271
     1,080M   Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                              1,131,300         461
       250M   Buncombe County Solid Waste Sys. Rev. 5.6% 3/1/2011                                  267,500         109
              Charlotte Storm Water Fee Revenue:
       250M     5.65% 6/1/2010*                                                                    282,187         115
       615M     5 1/4% 6/1/2017                                                                    656,513         268
       300M   Durham County Enterprise Sys. Rev. 5% 6/1/2018                                       312,750         127
       300M   Fayetteville Public Works Commission Rev.
                5 1/2% 3/1/2010*                                                                   336,000         137
       250M   Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2015                                274,375         112
       250M   Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                          260,313         106
              Greenville Combined Enterprise Sys. Revenue:
       250M     5 3/4% 9/1/2014                                                                    285,625         116
       250M     5 1/2% 9/1/2017                                                                    270,312         110
       250M     5 1/2% 9/1/2018                                                                    270,000         110
       250M   Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                           268,438         109
       200M   North Carolina Eastern Municipal Pwr. Agy.
                5.6% 1/1/2010                                                                      216,750          88
     1,000M   North Carolina Municipal Pwr. Agy. Rev.
                (Catawba Elec.) 5 1/4% 1/1/2018                                                  1,058,750         431
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $650M   Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                                $676,812        $276
     1,210M   Union County Enterprise Sys. Rev. 5% 6/1/2019                                      1,252,350         510
       500M   Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2019                                    516,875         211
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,002,100       3,667
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--2.8%
       250M   Cumberland Cnty. Fin. Corp. Installment Pmt. Rev.
                (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                    269,375         110
       390M   Fayetteville Finance Corp. Inst. Municipal Bldg. Prog.
                5.7% 2/1/2010                                                                      417,300         170
----------------------------------------------------------------------------------------------------------------------
                                                                                                   686,675         280
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,692,653)                                               23,746,600       9,673
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.5%
       600M   University of North Carolina (Chapel Hill Rev.)
                Adjustable Rate Note 1.04% ** (cost $600,000)                                      600,000         245
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $23,292,653)                               99.2%     24,346,600       9,918
Other Assets, Less Liabilities                                                          .8         202,644          82
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $24,549,244     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014      $1,200M       $(11,801)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.1374% with Citibank, N.A.                                        5/13/2014       1,200M        (26,710)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $2,400M       $(38,511)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30,
   2004


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              Education--13.5%
    $1,200M   Cincinnati Tech. College Gen. Receipts
                5 1/4% 10/1/2020                                                                $1,263,000        $498
     1,000M   Cuyahoga Cmnty. College Dist. Gen. Receipts
                5% 12/1/2022                                                                     1,016,250         400
     1,000M   University Akron Gen. Receipts 6% 1/1/2010*                                        1,141,250         450
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,420,500       1,348
----------------------------------------------------------------------------------------------------------------------
              General Obligations--67.1%
     1,000M   Adams County Valley Local School District
                7% 12/1/2015                                                                     1,240,000         489
     1,000M   Akron-Summit County Public Library 5% 12/1/2018                                    1,036,250         408
       800M   Avon Local School District 6 1/2% 12/1/2015                                          956,000         377
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                                  1,205,000         475
       425M   Bedford Heights Jail Facilities 6 1/2% 12/1/2014                                     442,476         174
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   552,500         218
     1,000M   Cleveland Municipal School District 5 1/4% 12/1/2023
                (when-issued)                                                                    1,038,750         409
       500M   Clyde-Green Springs Exempted Village Local
                School District 7% 12/1/2005*                                                      540,625         213
     1,000M   Dublin City School District Facility Construction &
                Improvement 5% 12/1/2021                                                         1,021,250         403
     1,135M   Eaton City School District 5 3/8% 12/1/2018                                        1,230,056         485
       700M   Garfield Heights 6.3% 12/1/2014                                                      727,664         287
       500M   Garfield Heights City School District 5% 12/15/2020                                  513,750         203
       655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                  748,338         295
     1,000M   Licking County Joint Voc. School District
                5% 12/1/2020                                                                     1,025,000         404
     1,300M   Lorain 5 1/2% 12/1/2018                                                            1,412,125         557
       250M   North Fork Local School District 5 3/4% 12/1/2018                                    285,000         112
       500M   North Royalton City School District 6% 12/1/2014                                     571,250         225
     1,000M   Oakwood City School District 5% 12/1/2020                                          1,027,500         405
       350M   Portage County 6.2% 12/1/2014                                                        363,545         143
       240M   Shaker Heights City School District 7.1% 12/15/2010                                  269,700         106
       750M   Youngstown 6% 12/1/2031                                                              819,375         323
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,026,154       6,711
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.2%
      $500M   Lorain County Hosp. Rev. (Catholic Healthcare
                Partners) 5 1/2% 9/1/2011                                                         $539,375        $215
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.9%
       600M   Alliance Sewer System Rev. 6% 10/15/2010                                             619,674         244
       280M   Hamilton Wastewater Rev. 5.9% 10/15/2011                                             302,400         119
       500M   Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                  553,750         218
       250M   Ohio State Water Dev. Auth. Rev. Pure Water Series "I"
                7% 12/1/2009                                                                       280,000         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,755,824         691
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.7%
     1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                         1,117,500         440
     1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                      1,095,000         432
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,212,500         872
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,558,052)                                               24,954,353       9,837
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       200M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 1% ** (cost $200,000)                                         200,000          79
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $23,758,052)                               99.2%     25,154,353       9,916
Other Assets, Less Liabilities                                                          .8         214,126          84
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,368,479     $10,000
======================================================================================================================




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $2,600M       $(10,816)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       1,300M        (12,784)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $3,900M       $(23,600)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is the rate in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Certificates of Participation--4.2%
              Oregon State Dept. of Administrative Services:
      $500M     5.65% 5/1/2007*                                                                   $548,750        $193
       500M     5 1/4% 5/1/2017                                                                    535,625         189
       100M   Washington County Educ. Service Dist. 7% 6/1/2005*                                   104,865          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,189,240         419
----------------------------------------------------------------------------------------------------------------------
              Education--6.0%
       200M   Chemeketa Community College District 6.4% 7/1/2009                                   208,972          74
     1,250M   Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                  1,303,125         458
       200M   Oregon State Hlth. & Hsg. Educ. & Cult. Facs.
                (Lewis & Clark College) 6% 10/1/2013                                               205,974          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,718,071         604
----------------------------------------------------------------------------------------------------------------------
              General Obligations--57.3%
     1,000M   Benton and Linn Counties School District #509J
                (Corvallis) 5% 6/1/2020                                                          1,030,000         362
       300M   Chemeketa Community College District 5.8% 6/1/2006*                                  321,000         113
     1,000M   Clackamas County School District #62C
                (Oregon City) 5% 6/15/2020                                                       1,032,500         363
     1,000M   Deschutes County 5% 12/1/2015                                                      1,062,500         374
       500M   Deschutes County Administrative School District #1
                (Bend) 5 1/2% 6/15/2016                                                            540,625         190
     1,055M   Gresham 5 3/8% 6/1/2017                                                            1,143,356         402
       250M   Jackson County School District #4 (Phoenix)
                5 1/2% 6/15/2016                                                                   270,313          95
       635M   Jefferson County School District #509J
                5 1/4% 6/15/2019                                                                   672,306         237
       500M   Josephine County School District (Three Rivers)
                5 1/4% 6/15/2017                                                                   532,500         187
       245M   La Grande 5 5/8% 6/1/2011                                                            259,700          91
       200M   Lane County School District #019 (Springfield)
                6 1/4% 10/15/2004*                                                                 204,780          72
              Linn County School District:
       250M     #9 (Lebanon) 6 1/8% 6/15/2010*                                                     286,875         101
       500M     #055 (Sweet Home) 5 1/2% 6/15/2025                                                 518,750         183
       180M     #095 (Scio) 5 3/4% 7/15/2011                                                       191,700          68
       250M   Morrow County School District #1, 5 5/8% 6/15/2014                                   279,688          98
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
      $250M   Multnomah County School District #7 (Reynolds)
                5 5/8% 6/15/2014                                                                  $274,688         $97
              Polk Marion & Benton Counties School District #13J:
       200M     5 1/2% 12/1/2004*                                                                  205,432          72
       760M     5 5/8% 6/15/2010*                                                                  851,200         300
     1,000M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                           1,178,750         415
     1,000M   Salem-Keizer School District #24J 5% 6/15/2019                                     1,035,000         364
       600M   Southwestern Community College District
                6.05% 6/1/2010*                                                                    685,500         241
       250M   Tillamook County 5.6% 1/15/2007*                                                     269,375          95
              Umatilla County School District #016R (Pendleton):
       200M     6% 7/1/2004*                                                                       202,000          71
       500M     5 1/4% 7/1/2014                                                                    550,000         194
       520M   Wasco County School District #12, 5 1/2% 6/15/2018                                   581,100         204
              Washington and Clackamas Counties School
                District #23 (Tigard):
       600M     5 1/4% 6/1/2016                                                                    657,000         231
     1,000M     5 3/8% 6/15/2020                                                                 1,068,750         376
              Washington County School District:
       170M     #003JT (Hillsboro) 6% 11/1/2005*                                                   179,350          63
       200M     #088J (Sherwood) 6.1% 6/1/2005*                                                    208,124          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,292,862       5,732
----------------------------------------------------------------------------------------------------------------------
              Housing--.2%
        50M   Oregon State Hsg. & Cmnty. Svcs. Dept. Mtge. Rev.
                Single-Family Mtge. Prog. 5.95% 7/1/2013                                            52,250          18
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.4%
       500M   Portland Airport Way Urban Renewal & Redev.
                6% 6/15/2016                                                                       555,625         196
              Puerto Rico Commonwealth Hwy. & Trans.
                Auth. Revenue:
     1,020M     6 1/4% 7/1/2014                                                                  1,208,700         425
       300M     5 3/4% 7/1/2018                                                                    332,250         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,096,575         738
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.7%
      $440M   Columbia River Oregon Peoples Utility District
                Elec. Sys. 5.55% 12/1/2020                                                        $471,900        $166
       125M   Emerald Peoples Utility Dist. 7.35% 11/1/2011                                        153,906          54
       600M   Eugene Water Utility System 5.8% 8/1/2020                                            658,500         232
       250M   Marion County Solid Waste & Electric Rev.
                5 3/8% 10/1/2008                                                                   264,687          93
       250M   Portland Gas Tax Rev. 5 3/4% 6/1/2012                                                265,000          93
       300M   Portland Sewer System Rev. Series "A" 5 1/4% 6/1/2020                                316,500         111
              Puerto Rico Electric Power Authority:
       500M     5 1/8% 7/1/2026                                                                    506,875         178
       500M     5 1/4% 7/1/2029                                                                    510,625         180
       250M   Salem Water & Sewer Rev. 5 1/2% 6/1/2006*                                            266,250          94
     1,000M   Sunrise Water Authority Water Rev. 5 1/4% 3/01/2024                                1,036,250         365
       250M   Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                                284,687         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,735,180       1,666
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--6.2%
       500M   Oregon State Administrative Services Lottery
                5 3/4% 4/1/2009*                                                                   561,250         197
              Portland Urban Renewal & Redevelopment:
       700M     5 3/4% 6/15/2017                                                                   775,250         273
       405M     5 1/2% 6/15/2020                                                                   433,350         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,769,850         623
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,651,645)                                               27,854,028       9,800
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
       100M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 1% ** (cost $100,000)                                         100,000          35
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,751,645)                               98.3%     27,954,028       9,835
Other Assets, Less Liabilities                                                         1.7         469,761         165
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $28,423,789     $10,000
======================================================================================================================





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $2,900M       $(12,064)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       1,400M        (13,768)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $4,300M       $(25,832)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2004.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.3%
              Education--13.7%
    $1,000M   Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                              $1,152,500        $247
              Pennsylvania State Higher Educ. Facs. Authority:
     1,410M     5 1/2% 6/15/2014                                                                 1,529,850         327
     1,000M     5% 6/15/2018                                                                     1,035,000         221
              State Public School Bldg. Auth. College Revenue:
     1,000M     Butler Cnty. Cmnty. College Proj. 5.7% 7/15/2010*                                1,126,250         241
       500M     Delaware Cnty. Cmnty. College Proj. 5 3/4% 10/1/2016                               553,750         118
     1,000M     Northampton Cnty. Area Series "A" 5% 3/1/2020                                    1,027,500         220
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,424,850       1,374
----------------------------------------------------------------------------------------------------------------------
              General Obligations--32.6%
     1,000M   Adams County 5 3/8% 5/15/2011*                                                     1,112,500         238
     1,000M   Ambridge Area Sch. Dist. Series "B" 5 1/8% 5/1/2023                                1,017,500         217
     1,000M   Erie 5.7% 5/15/2007*                                                               1,090,000         233
     1,545M   Garnet Valley School District 5 1/2% 4/1/2014                                      1,701,431         364
     1,000M   General McLane School District 5 3/4% 5/15/2007*                                   1,091,250         233
     1,065M   Mifflin County 5 1/2% 9/1/2020                                                     1,135,556         243
     1,365M   Owen J. Roberts School District 5 1/2% 8/15/2016                                   1,492,969         319
     1,000M   Pennsbury School District 5 1/2% 1/15/2017                                         1,086,250         232
       385M   Philadelphia 6% 11/15/2014                                                           398,902          85
              Philadelphia School District:
     1,180M     6% 3/1/2015                                                                      1,323,075         283
     1,000M     5 1/2% 2/1/2026                                                                  1,038,750         222
     1,600M   Pittsburgh 5 1/2% 9/1/2014                                                         1,748,000         374
     1,000M   Uniontown Area Sch. Dist. Series "A" 5 1/2% 10/1/2030                              1,036,250         222
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,272,433       3,265
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.0%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*
                Health Center--University of Pittsburgh:                                         1,110,000         237
     1,000M       5.6% 4/1/2013                                                                  1,076,250         230
     1,000M       5.65% 4/1/2014                                                                 1,076,250         230
     1,000M   Berks County Municipal Auth. Hosp.
                (Reading Hosp. Med. Ctr.) 5.7% 10/1/2014                                         1,126,250         241
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    $1,000M   Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                5 1/2% 5/15/2013                                                                $1,071,250        $229
     1,000M   Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                5.7% 11/15/2011 (Defaulted) (Note 1A)                                            1,082,500         232
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,542,500       1,399
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.7%
     1,620M   Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                             1,692,900         362
     1,375M   Pennsylvania State Turnpike Commn. Tpk. Rev.
                5 1/4% 12/1/2022                                                                 1,438,594         308
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,131,494         670
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.8%
     1,000M   Allegheny County Sanitation Auth. Sewer Rev.
                6 1/4% 12/1/2014                                                                 1,038,900         222
     1,325M   Bucks County Water & Sewer Auth. Rev.
                5 3/8% 6/1/2019                                                                  1,409,469         301
     1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                         1,132,500         242
     1,000M   Philadelphia Water & Wastewater Rev.
                6 1/4% 8/1/2012                                                                  1,163,750         249
     2,950M   Pittsburgh Water & Sewer Auth. 6 1/2% 9/1/2013                                     3,447,813         737
     1,000M   Washington County Indl. Dev. Auth.
                (West Penn Pwr. Co.) 6.05% 4/1/2014                                              1,050,720         225
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,243,152       1,976
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--12.5%
       400M   Pennsylvania Intergovernmental Coop. Auth.
                Spl. Tax Rev. 7% 6/15/2005*                                                        420,296          90
              Philadelphia Auth. Indl. Dev. Lease Revenue:
     1,000M     5 1/2% 10/1/2014                                                                 1,093,750         234
     1,000M     5 1/2% 10/1/2016                                                                 1,081,250         231
     1,000M   Philadelphia Housing Auth. Rev. Bonds Series "A"
                5 1/2% 12/1/2019                                                                 1,086,250         232
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Philadelphia Redev. Neighborhood Transformation
                Series "A":
    $1,000M     5 1/2% 4/15/2016                                                                $1,090,000        $233
     1,000M     5 1/2% 4/15/2019                                                                 1,075,000         230
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,846,546       1,250
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $43,283,020)                                     99.3%     46,460,975       9,934
Other Assets, Less Liabilities                                                          .7         309,481          66
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $46,770,456     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014      $2,400M        $(9,984)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       2,300M        (22,619)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $4,700M       $(32,603)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--6.9%
      $575M   George Mason University 6 3/8% 2/1/2005*                                            $602,911        $145
     1,100M   Norfolk Redev. & Housing Auth.
                (Tidewater Cmnty. College) 5 7/8% 11/1/2005*                                     1,179,750         285
     1,000M   Virginia College Building Auth. Educ. Facs. Rev.
                5 1/4% 2/1/2017                                                                  1,060,000         256
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,842,661         686
----------------------------------------------------------------------------------------------------------------------
              General Obligations--28.5%
     1,000M   Hampton 5 3/4% 2/1/2014                                                            1,112,500         268
     1,065M   Harrisonburg Public Safety & Steam Plant Series "A"
                5% 7/15/2020                                                                     1,103,606         266
     1,000M   Lunenburg County 5 1/4% 2/1/2029                                                   1,020,000         246
              Norfolk:
     1,730M     5% 7/1/2020                                                                      1,781,900         429
     1,100M     5% 7/1/2021                                                                      1,128,875         272
     1,000M   Puerto Rico Pub. Bldgs. Auth. 6 1/4 7/1/2014                                       1,188,750         287
              Richmond:
     1,000M     5 3/8% 1/15/2015                                                                 1,082,500         261
     1,000M     5 1/2% 1/15/2017                                                                 1,087,500         262
     1,000M     5% 7/15/2019                                                                     1,036,250         250
     1,000M   Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                   1,065,000         257
       200M   Virginia State Public School Auth. 6 1/2% 8/1/2004*                                  204,734          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,811,615       2,847
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.8%
     1,050M   Danville Indl. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2004*                                                                1,073,341         258
              Roanoke Industrial Development Authority:
     1,000M     Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                  1,068,750         257
     1,675M     Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                     1,945,094         469
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,087,185         984
----------------------------------------------------------------------------------------------------------------------
              Transportation--12.5%
              Metropolitan Washington DC Airport Auth. System:
       960M     Series "B" 5.1% 10/1/2021                                                          975,600         235
       500M     Series "B" 5 1/8% 10/1/2022                                                        505,625         122
     1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                              1,699,912         410
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
              Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater:**
    $1,150M     8.83% 7/1/2020                                                                  $1,236,250        $298
       750M     8.83% 7/1/2022                                                                     786,563         189
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,203,950       1,254
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.7%
     1,165M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                         1,332,469         321
     1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                                1,068,750         258
       500M   Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                5 1/8% 7/15/2018                                                                   528,750         127
              Puerto Rico Electric Power Authority:
     1,000M     5 3/8% 7/1/2017                                                                  1,086,250         262
     1,000M     Series "II" 5 1/4% 7/1/2022                                                      1,041,250         251
     1,000M   Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                     1,035,000         249
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,092,469       1,468
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--25.7%
       500M   Frederick County Indl. Dev. Auth. (Govt. Complex Proj.)
                6 1/2% 12/1/2004*                                                                  520,560         126
     1,000M   Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                 1,061,250         256
     1,000M   Hampton Convention Center Rev. 5 1/4% 1/15/2016                                    1,082,500         261
       500M   Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                5 5/8% 11/1/2015                                                                   551,875         133
     1,000M   Middlesex County Indl. Dev. Auth. Lease Rev.
                5 1/8% 8/1/2023                                                                  1,028,750         248
     1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2017                                                                     1,130,000         272
     1,000M   Richmond Redev. & Housing Auth.
                (Old Manchester Projs.) 6.8% 3/1/2005*                                           1,055,440         254
     1,000M   Riverside Regional Jail Auth. Facs. Rev. 5 7/8% 7/1/2005*                          1,061,859         256
              Southwest Regional Jail Authority Revenue:
     1,000M     5 1/8% 9/1/2021                                                                  1,026,250         247
     1,020M     5 1/8% 9/1/2022                                                                  1,041,675         251
     1,010M   Virginia State Res. Auth. Infrastructure Rev. Series "B"
                5 1/2% 5/1/2018                                                                  1,084,488         262
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,644,647       2,566
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,912,050)                                               40,682,527       9,805
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
              Adjustable Rate Notes***
      $200M   Alexandria Redev. & Hsg. Auth. Res. Care Facs. Rev.
                1.18%                                                                             $200,000         $48
       100M   Roanoke Indl. Dev. Auth. Hosp. Rev. 1.1%                                             100,000          24
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $300,000)                                   300,000          72
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $39,212,050)                               98.8%     40,982,527       9,877
Other Assets, Less Liabilities                                                         1.2         512,015         123
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $41,494,542     $10,000
======================================================================================================================


                                                                                                            Unrealized
                                                                                Expiration     Notional   Appreciation
Interest Rate Swaps                                                                   Date       Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.672% with Citibank, N.A.                                          4/8/2014      $1,000M         $1,837

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.88% with Citibank, N.A.                                          4/23/2014       3,100M        (12,895)

Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 4.02% with Citibank, N.A.                                           5/5/2014       2,100M        (20,652)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $6,200M       $(31,710)
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Inverse floating rate security (see Note 6). The interest rates are reset weekly by the issuer. The interest rates shown are the rates in effect at June 30, 2004.

*** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at June 30, 2004.


See notes to financial statements

This page intentionally left blank.


Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2004

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      INSURED
                                                                   TAX-EXEMPT    INTERMEDIATE         INSURED         INSURED
                                                                 MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                               $ 17,131,044    $ 74,920,056    $747,745,526    $ 91,044,748
                                                                 ============    ============    ============    ============
At value (Note 1A)                                               $ 17,131,044    $ 75,010,514    $822,022,491    $ 92,859,594
Cash (overdraft)                                                      164,535         263,606      (3,127,112)        158,463
Receivables:
Interest                                                              104,316         641,515      14,045,124       1,018,508
Investment securities sold                                                 --              --       7,545,641         667,518
Shares sold                                                                --          34,976         240,669         156,998
Other assets                                                            6,859           6,588         174,290          10,194
                                                                 ------------    ------------    ------------    ------------
Total Assets                                                       17,406,754      75,957,199     840,901,103      94,871,275
                                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                       260,460       4,523,446       6,959,882       2,604,108
Dividends payable                                                         945          28,882         693,382          76,281
Shares redeemed                                                           950         333,366         801,431         443,696
Unrealized loss on swap agreements                                         --          34,420       1,369,651          75,340
Accrued advisory fees                                                   7,536          28,121         456,631          37,575
Accrued shareholder servicing costs                                     3,578           5,082          47,446           6,412
Accrued expenses                                                        6,245           9,517          50,078           3,690
                                                                 ------------    ------------    ------------    ------------
Total Liabilities                                                     279,714       4,962,834      10,378,501       3,247,102
                                                                 ------------    ------------    ------------    ------------
Net Assets                                                       $ 17,127,040    $ 70,994,365    $830,522,602    $ 91,624,173
                                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                  $ 17,127,040    $ 71,028,697    $758,617,450    $ 89,671,287
Undistributed net investment income                                        --          19,356         307,655          27,351
Accumulated net realized gain (loss) on investments
and swap agreements                                                        --        (109,726)     (1,309,817)        186,029
Net unrealized appreciation in value of investments
and swap agreements                                                        --          56,038      72,907,314       1,739,506
                                                                 ------------    ------------    ------------    ------------
Total                                                            $ 17,127,040    $ 70,994,365    $830,522,602    $ 91,624,173
                                                                 ============    ============    ============    ============
Net Assets:
Class A                                                          $ 17,104,333    $ 59,341,203    $826,641,321    $ 75,772,492
Class B                                                          $     22,707    $ 11,653,162    $  3,881,281    $ 15,851,681
Shares outstanding (Note 2):
Class A                                                            17,104,333       9,363,662      82,444,195       5,048,316
Class B                                                                22,707       1,835,711         387,750       1,056,566

Net asset value and redemption price per share - Class A               $ 1.00+         $ 6.34          $10.03          $15.01
                                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                                  N/A          $ 6.73          $10.64          $15.93
                                                                 ============    ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $ 1.00          $ 6.35          $10.01          $15.00
                                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

+   Also maximum offering price per share.

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2004

-----------------------------------------------------------------------------------------------------------------------------
                                                                     NEW YORK           MULTI-STATE INSURED TAX FREE FUND
                                                                      INSURED    --------------------------------------------
                                                                     TAX FREE         ARIZONA      CALIFORNIA        COLORADO
-----------------------------------------------------------------------------------------------------------------------------



Assets
Investments in securities:
At identified cost                                               $172,508,317    $ 20,783,124    $ 26,632,114    $ 10,302,612
                                                                 ============    ============    ============    ============
At value (Note 1A)                                               $181,709,643    $ 21,777,408    $ 28,256,294    $ 10,830,338
Cash (overdraft)                                                     (168,828)        196,608         379,890         (58,123)
Receivables:
Interest                                                            2,851,424         417,460         448,990          63,503
Shares sold                                                            66,859          63,184          45,733             120
Unrealized gain on swap agreements                                     23,628              --              --              --
Other assets                                                           30,207           2,680           3,829           1,422
                                                                 ------------    ------------    ------------    ------------
Total Assets                                                      184,512,933      22,457,340      29,134,736      10,837,260
                                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                                                     151,447          31,847          38,747          10,702
Shares redeemed                                                       233,749              --           5,000           7,011
Unrealized loss on swap agreements                                         --          15,394          26,664           9,909
Accrued advisory fees                                                  99,585           7,518          10,435             282
Accrued shareholder servicing costs                                    11,111             965           1,302             671
Accrued expenses                                                       22,944           6,470          11,546           5,490
                                                                 ------------    ------------    ------------    ------------
Total Liabilities                                                     518,836          62,194          93,694          34,065
                                                                 ------------    ------------    ------------    ------------
Net Assets                                                       $183,994,097    $ 22,395,146    $ 29,041,042    $ 10,803,195
                                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                  $175,351,765    $ 21,368,218    $ 27,505,378    $ 10,297,177
Undistributed net investment income                                   254,108          12,222          29,636          17,766
Accumulated net realized gain (loss) on investments
and swap agreements                                                  (836,730)         35,816         (91,488)        (29,565)
Net unrealized appreciation in value of investments
and swap agreements                                                 9,224,954         978,890       1,597,516         517,817
                                                                 ------------    ------------    ------------    ------------
Total                                                            $183,994,097    $ 22,395,146    $ 29,041,042    $ 10,803,195
                                                                 ============    ============    ============    ============
Net Assets:
Class A                                                          $176,173,309    $ 19,680,324    $ 25,881,008    $  9,440,859
Class B                                                          $  7,820,788    $  2,714,822    $  3,160,034    $  1,362,336
Shares outstanding (Note 2):
Class A                                                            12,331,401       1,452,822       2,137,978         702,062
Class B                                                               548,015         200,359         260,940         101,336

Net asset value and redemption price per share - Class A               $14.29          $13.55          $12.11          $13.45
                                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                               $15.16          $14.38          $12.85          $14.27
                                                                 ============    ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $14.27          $13.55          $12.11          $13.44
                                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

+   Also maximum offering price per share.

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2004

--------------------------------------------------------------------------------------------------------------------------------
                                                                        MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                  CONNECTICUT         FLORIDA         GEORGIA        MARYLAND
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                               $ 35,956,645    $ 37,604,133    $ 10,246,279    $ 30,117,283
                                                                 ============    ============    ============    ============
At value (Note 1A)                                               $ 37,370,801    $ 39,405,817    $ 10,705,014    $ 31,534,870
Cash (overdraft)                                                      353,900         (11,396)         15,489         156,896
Receivables:
Interest                                                              563,252         578,927         146,474         600,149
Shares sold                                                           120,127           1,470           2,120          17,128
Other assets                                                            3,997           4,134           1,013           3,451
                                                                 ------------    ------------    ------------    ------------
Total Assets                                                       38,412,077      39,978,952      10,870,110      32,312,494
                                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                     1,266,208              --              --              --
Dividends payable                                                      33,892          58,005           9,976          41,735
Shares redeemed                                                        72,854           1,009              --         210,554
Unrealized loss on swap agreements                                     29,423          36,308           4,225          35,702
Accrued advisory fees                                                  12,425          16,971           1,095          12,769
Accrued shareholder servicing costs                                     1,723           1,791             462           1,403
Accrued expenses                                                        3,284           1,874           1,495           2,280
                                                                 ------------    ------------    ------------    ------------
Total Liabilities                                                   1,419,809         115,958          17,253         304,443
                                                                 ------------    ------------    ------------    ------------
Net Assets                                                       $ 36,992,268    $ 39,862,994    $ 10,852,857    $ 32,008,051
                                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                  $ 35,689,391    $ 38,053,611    $ 10,369,634    $ 30,582,324
Undistributed net investment income                                    36,058          50,611           7,582          48,880
Accumulated net realized gain (loss) on investments
and swap agreements                                                  (117,914)         (6,604)         21,131          (5,038)
Net unrealized appreciation in value of investments
and swap agreements                                                 1,384,733       1,765,376         454,510       1,381,885
                                                                 ------------    ------------    ------------    ------------
Total                                                            $ 36,992,268    $ 39,862,994    $ 10,852,857    $ 32,008,051
                                                                 ============    ============    ============    ============
Net Assets:
Class A                                                          $ 31,722,726    $ 36,571,319    $  9,519,248    $ 26,533,793
Class B                                                          $  5,269,542    $  3,291,675    $  1,333,609    $  5,474,258
Shares outstanding (Note 2):
Class A                                                             2,411,396       2,731,763         711,078       1,926,948
Class B                                                               400,947         245,730          99,701         397,326

Net asset value and redemption price per share - Class A               $13.16          $13.39          $13.39          $13.77
                                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                               $13.96          $14.21          $14.21          $14.61
                                                                 ============    ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $13.14          $13.40          $13.38          $13.78
                                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2004

--------------------------------------------------------------------------------------------------------------
                                                                      MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------
                                                                 MASSACHUSETTS        MICHIGAN       MINNESOTA
--------------------------------------------------------------------------------------------------------------

Assets
Investments in securities:
At identified cost                                                $ 27,289,945    $ 35,961,102    $ 14,281,414
                                                                  ============    ============    ============
At value (Note 1A)                                                $ 28,900,113    $ 38,804,261    $ 14,968,370
Cash                                                                   205,144          45,508         266,813
Receivables:
Interest                                                               374,529         460,748         254,005
Investment securities sold                                                  --              --       1,351,597
Shares sold                                                              5,826             575              94
Other assets                                                             3,686           5,022           2,014
                                                                  ------------    ------------    ------------
Total Assets                                                        29,489,298      39,316,114      16,842,893
                                                                  ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                             --              --       1,796,683
Dividends payable                                                       15,067          44,579          10,578
Shares redeemed                                                         78,340             500         215,757
Unrealized loss on swap agreements                                      20,008          34,909           8,132
Accrued advisory fees                                                   10,607          16,023           2,101
Accrued shareholder servicing costs                                      1,614           2,342             874
Accrued expenses                                                         9,984          15,343           2,298
                                                                  ------------    ------------    ------------
Total Liabilities                                                      135,620         113,696       2,036,423
                                                                  ------------    ------------    ------------
Net Assets                                                        $ 29,353,678    $ 39,202,418    $ 14,806,470
                                                                  ============    ============    ============
Net Assets Consist of:
Capital paid in                                                   $ 27,961,631    $ 36,472,707    $ 14,231,896
Undistributed net investment income                                     11,402          25,191          14,712
Accumulated net realized loss on investments
and swap agreements                                                   (209,515)       (103,730)       (118,962)
Net unrealized appreciation in value of investments
and swap agreements                                                  1,590,160       2,808,250         678,824
                                                                  ------------    ------------    ------------
Total                                                             $ 29,353,678    $ 39,202,418    $ 14,806,470
                                                                  ============    ============    ============
Net Assets:
Class A                                                           $ 25,805,990    $ 36,826,965    $ 13,624,088
Class B                                                           $  3,547,688    $  2,375,453    $  1,182,382
Shares outstanding (Note 2):
Class A                                                              2,185,886       2,939,086       1,153,057
Class B                                                                300,256         189,842          99,931

Net asset value and redemption price per share - Class A                $11.81          $12.53          $11.82
                                                                  ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                                $12.53          $13.29          $12.54
                                                                  ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                                $11.82          $12.51          $11.83
                                                                  ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2004
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     MISSOURI      NEW JERSEY  NORTH CAROLINA            OHIO
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                               $ 10,253,452    $ 63,927,938    $ 23,292,653    $ 23,758,052
                                                                 ============    ============    ============    ============
At value (Note 1A)                                               $ 10,624,151    $ 67,602,203    $ 24,346,600    $ 25,154,353
Cash (overdraft)                                                       88,149         (37,483)         13,204          41,905
Receivables :
Interest                                                              157,646       1,210,921         257,897         162,165
Investment securities sold                                                 --              --              --       1,145,020
Shares sold                                                               460           2,155          10,696             524
Other assets                                                            1,124           7,548           2,439           3,368
                                                                 ------------    ------------    ------------    ------------
Total Assets                                                       10,871,530      68,785,344      24,630,836      26,507,335
                                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                            --              --              --       1,031,090
Dividends payable                                                      14,544          65,082          21,196          23,038
Shares redeemed                                                            --          77,274           5,334          42,515
Unrealized loss on swap agreements                                      9,077          26,519          38,511          23,600
Accrued advisory fees                                                     837          33,436           6,674           6,927
Accrued shareholder servicing costs                                       607           3,495           1,178           1,522
Accrued expenses                                                        2,185          13,800           8,699          10,164
                                                                 ------------    ------------    ------------    ------------
Total Liabilities                                                      27,250         219,606          81,592       1,138,856
                                                                 ------------    ------------    ------------    ------------
Net Assets                                                       $ 10,844,280    $ 68,565,738    $ 24,549,244    $ 25,368,479
                                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                  $ 10,475,085    $ 65,190,985    $ 23,570,574    $ 23,947,180
Undistributed net investment income                                    11,693          36,415          14,099          22,728
Accumulated net realized gain (loss) on investments
and swap agreements                                                    (4,120)       (309,408)        (50,865)         25,870
Net unrealized appreciation in value of investments
and swap agreements                                                   361,622       3,647,746       1,015,436       1,372,701
                                                                 ------------    ------------    ------------    ------------
Total                                                            $ 10,844,280    $ 68,565,738    $ 24,549,244    $ 25,368,479
                                                                 ============    ============    ============    ============
Net Assets:
Class A                                                          $  7,700,153    $ 62,039,658    $ 20,178,856    $ 21,780,663
Class B                                                          $  3,144,127    $  6,526,080    $  4,370,388    $  3,587,816
Shares outstanding (Note 2):
Class A                                                               574,336       4,829,798       1,528,381       1,746,492
Class B                                                               234,438         509,382         331,011         287,532

Net asset value and redemption price per share - Class A               $13.41          $12.85          $13.20          $12.47
                                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                               $14.23          $13.63          $14.01          $13.23
                                                                 ============    ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $13.41          $12.81          $13.20          $12.48
                                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2004
-------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------------------------------------------------------------------
                                                                       OREGON    PENNSYLVANIA        VIRGINIA
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                               $ 26,751,645    $ 43,283,020    $ 39,212,050
                                                                 ============    ============    ============
At value (Note 1A)                                               $ 27,954,028    $ 46,460,975    $ 40,982,527
Cash (overdraft)                                                      252,553        (133,209)         85,313
Receivables:
Interest                                                              279,811         553,697         805,630
Investment securities sold                                                 --         981,644           8,700
Shares sold                                                            23,482           9,170          28,588
Other assets                                                            2,798           5,027           4,573
                                                                 ------------    ------------    ------------
Total Assets                                                       28,512,672      47,877,304      41,915,331
                                                                 ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                            --         968,954              --
Dividends payable                                                      17,677          63,055          65,595
Shares redeemed                                                        27,172          15,172         297,638
Unrealized loss on swap agreements                                     25,832          32,603          31,710
Accrued advisory fees                                                   7,757          19,903          17,394
Accrued shareholder servicing costs                                     2,071           2,752           1,927
Accrued expenses                                                        8,374           4,409           6,525
                                                                 ------------    ------------    ------------
Total Liabilities                                                      88,883       1,106,848         420,789
                                                                 ------------    ------------    ------------
Net Assets                                                       $ 28,423,789    $ 46,770,456    $ 41,494,542
                                                                 ============    ============    ============
Net Assets Consist of:
Capital paid in                                                  $ 27,316,965    $ 43,804,032    $ 39,831,804
Undistributed net investment income                                     9,770          36,359          46,231
Accumulated net realized loss on investments
and swap agreements                                                   (79,497)       (215,287)       (122,260)
Net unrealized appreciation in value of investments
and swap agreements                                                 1,176,551       3,145,352       1,738,767
                                                                 ------------    ------------    ------------
Total                                                            $ 28,423,789    $ 46,770,456    $ 41,494,542
                                                                 ============    ============    ============
Net Assets:
Class A                                                          $ 25,553,723    $ 43,235,000    $ 38,790,260
Class B                                                          $  2,870,066    $  3,535,456    $  2,704,282
Shares outstanding (Note 2):
Class A                                                             1,976,498       3,313,445       2,975,715
Class B                                                               222,305         271,197         208,107

Net asset value and redemption price per share - Class A               $12.93          $13.05          $13.04
                                                                 ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                               $13.72          $13.85          $13.84
                                                                 ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $12.91          $13.04          $12.99
                                                                 ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2004

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      INSURED
                                                                   TAX-EXEMPT    INTERMEDIATE         INSURED         INSURED
                                                                 MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                      $ 84,541     $ 1,068,674    $ 22,108,277     $ 2,151,739
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                          41,002         212,229       3,065,682         480,329
Distribution plan expenses - Class A                                       --          73,332       1,157,060          98,834
Distribution plan expenses - Class B                                       52          60,389          20,676          84,991
Shareholder servicing costs                                            20,839          24,127         295,911          36,981
Professional fees                                                      12,677           9,813          45,462          17,281
Registration fees                                                      20,241          17,826          20,241          20,550
Custodian fees                                                          2,417           5,912          39,908           5,920
Reports to shareholders                                                 2,097           3,496          48,348           5,005
Directors/trustees' fees                                                  316           1,353          16,740           1,862
Other expenses                                                          4,347          17,012         109,510          19,038
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                        103,988         425,489       4,819,538         770,791
Less: Expenses waived or assumed                                      (46,172)        (43,374)       (438,972)       (225,351)
Custodian fees paid indirectly                                           (45)            (904)         (3,461)         (1,417)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                           57,771         381,211       4,377,105         544,023
                                                                 ------------    ------------    ------------    ------------
Net investment income                                                  26,770         687,463      17,731,172       1,607,716
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreenents (Note 4):

Net realized gain (loss) on investments and swap agreements                --        (109,726)     (1,159,936)        185,448
Net unrealized depreciation of investments
and swap agreements                                                        --      (1,747,523)    (31,531,455)     (2,774,836)
                                                                 ------------    ------------    ------------    ------------
Net loss on investments and swap agreements                                --      (1,857,249)    (32,691,391)     (2,589,388)
                                                                 ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                                      $ 26,770     $(1,169,786)   $(14,960,219)    $  (981,672)
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2004

-----------------------------------------------------------------------------------------------------------------------------
                                                                     NEW YORK           MULTI-STATE INSURED TAX FREE FUND
                                                                      INSURED    --------------------------------------------
                                                                     TAX FREE         ARIZONA      CALIFORNIA        COLORADO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                   $ 4,662,842       $ 562,123     $   711,112       $ 300,275
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                         708,045          88,316         112,362          47,650
Distribution plan expenses - Class A                                  226,011          25,754          33,176          13,981
Distribution plan expenses - Class B                                   40,016          14,740          17,111           7,609
Shareholder servicing costs                                            63,201           5,843           7,337           3,947
Professional fees                                                      21,979           5,121          12,547           3,671
Registration fees                                                         735             863             863             244
Custodian fees                                                          9,015           2,633           2,869           1,792
Reports to shareholders                                                 7,090             860           1,138           1,482
Directors/trustees' fees                                                3,658             461             582             255
Other expenses                                                         29,774           7,046           7,333           6,166
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                      1,109,524         151,637         195,318          86,797
Less: Expenses waived or assumed                                     (141,609)        (51,823)        (54,593)        (42,490)
Custodian fees paid indirectly                                         (5,629)           (456)           (578)           (462)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                          962,286          99,358         140,147          43,845
                                                                 ------------    ------------    ------------    ------------
Net investment income                                               3,700,556         462,765         570,965         256,430
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreenents (Note 4):

Net realized gain (loss) on investments and swap agreements          (836,730)         35,816         (91,488)          6,355
Net unrealized depreciation of investments
and swap agreements                                                (6,139,313)       (792,699)       (918,668)       (423,078)
                                                                 ------------    ------------    ------------    ------------
Net loss on investments and swap agreements                        (6,976,043)       (756,883)     (1,010,156)       (416,723)
                                                                 ------------    ------------    ------------    ------------
Net Decrease in Net Assets Resulting
from Operations                                                   $(3,275,487)      $(294,118)    $  (439,191)      $(160,293)
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2004

--------------------------------------------------------------------------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                  CONNECTICUT         FLORIDA         GEORGIA        MARYLAND
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                   $   894,931     $   967,571       $ 255,321     $   772,089
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                         138,448         153,374          41,606         121,612
Distribution plan expenses - Class A                                   39,169          46,968          12,109          33,499
Distribution plan expenses - Class B                                   27,920          16,626           7,039          28,151
Shareholder servicing costs                                            11,083          11,032           2,718           8,080
Professional fees                                                       7,212          11,332           3,780           5,867
Registration fees                                                         553             244             244             863
Custodian fees                                                          3,176           3,591           1,427           2,655
Reports to shareholders                                                   603           1,621             508           1,100
Directors/trustees' fees                                                  952             788             214             625
Other expenses                                                         11,234           8,436           5,445          10,350
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                        240,350         254,012          75,090         212,802
Less: Expenses waived or assumed                                      (61,510)        (56,750)        (35,711)        (52,852)
Custodian fees paid indirectly                                         (1,047)           (787)           (825)         (1,055)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                          177,793         196,475          38,554         158,895
                                                                 ------------    ------------    ------------    ------------
Net investment income                                                 717,138         771,096         216,767         613,194
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreenents (Note 4):

Net realized gain (loss) on investments and swap agreements          (117,914)         (6,604)         21,131          (5,045)
Net unrealized depreciation of investments
and swap agreements                                                  (937,109)     (1,275,899)       (404,353)     (1,039,133)
                                                                 ------------    ------------    ------------    ------------
Net loss on investments and swap agreements                        (1,055,023)     (1,282,503)       (383,222)     (1,044,178)
                                                                 ------------    ------------    ------------    ------------
Net Decrease in Net Assets Resulting from Operations              $  (337,885)    $  (511,407)      $(166,455)    $  (430,984)
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2004

--------------------------------------------------------------------------------------------------------------
                                                                       MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------
                                                                 MASSACHUSETTS        MICHIGAN       MINNESOTA
--------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                     $  706,291     $ 1,027,971       $ 353,493
                                                                  ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                          111,486         153,000          56,537
Distribution plan expenses - Class A                                    32,531          48,836          17,383
Distribution plan expenses - Class B                                    18,526           8,656           5,849
Shareholder servicing costs                                             10,388          13,334           4,803
Professional fees                                                        7,005          11,205           4,158
Registration fees                                                          863             863             244
Custodian fees                                                           3,052           3,734           1,843
Reports to shareholders                                                  1,786           2,078           1,158
Directors/trustees' fees                                                   572             797             290
Other expenses                                                           6,649           9,777           6,654
                                                                  ------------    ------------    ------------
Total expenses                                                         192,858         252,280          98,919
Less: Expenses waived or assumed                                       (52,162)        (62,118)        (48,561)
Custodian fees paid indirectly                                            (496)           (119)           (459)
                                                                  ------------    ------------    ------------
Net expenses                                                           140,200         190,043          49,899
                                                                  ------------    ------------    ------------
Net investment income                                                  566,091         837,928         303,594
                                                                  ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreenents (Note 4):

Net realized loss on investments and swap agreements                  (209,515)       (103,730)        (73,682)
Net unrealized depreciation of investments
and swap agreements                                                   (890,720)     (1,434,213)       (374,401)
                                                                  ------------    ------------    ------------
Net loss on investments and swap agreements                         (1,100,235)     (1,537,943)       (448,083)
                                                                  ------------    ------------    ------------
Net Decrease in Net Assets Resulting from Operations                $ (534,144)    $  (700,015)      $(144,489)
                                                                  ============    ============    ============

See notes to financial statements



Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2004

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   MULTI-STATE INSURED TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     MISSOURI      NEW JERSEY  NORTH CAROLINA            OHIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                     $ 257,324     $ 1,717,906       $ 571,074     $   639,982
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                          41,560         261,969          91,803          99,815
Distribution plan expenses - Class A                                    9,935          78,794          24,809          27,931
Distribution plan expenses - Class B                                   15,673          34,114          23,170          21,361
Shareholder servicing costs                                             3,433          20,199           7,906           8,675
Professional fees                                                       4,402          13,439          11,144           7,092
Registration fees                                                         553             244             244             244
Custodian fees                                                          1,300           6,356           2,718           2,429
Reports to shareholders                                                   391           3,230           1,644           1,395
Directors/trustees' fees                                                  214           1,347             469             517
Other expenses                                                          6,161          11,413           8,929           7,349
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                         83,622         431,105         172,836         176,808
Less: Expenses waived or assumed                                      (38,170)        (73,114)        (63,012)        (60,730)
Custodian fees paid indirectly                                           (463)           (677)           (678)           (261)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                           44,989         357,314         109,146         115,817
                                                                 ------------    ------------    ------------    ------------
Net investment income                                                 212,335       1,360,592         461,928         524,165
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreenents (Note 4):

Net realized gain (loss) on investments and swap agreements            (4,120)       (309,408)        (50,865)         33,799
Net unrealized depreciation of investments
and swap agreements                                                  (347,006)     (2,174,881)       (750,759)     (1,050,102)
                                                                 ------------    ------------    ------------    ------------
Net loss on investments and swap agreements                          (351,126)     (2,484,289)       (801,624)     (1,016,303)
                                                                 ------------    ------------    ------------    ------------
Net Decrease in Net Assets Resulting from Operations                $(138,791)    $(1,123,697)      $(339,696)    $  (492,138)
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2004

-------------------------------------------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------------------------------------------------------------------
                                                                       OREGON    PENNSYLVANIA        VIRGINIA
-------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                     $ 671,569     $ 1,168,047     $ 1,070,080
                                                                 ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                         108,335         180,004         163,730
Distribution plan expenses - Class A                                   32,342          55,439          51,109
Distribution plan expenses - Class B                                   15,078          18,248          13,873
Shareholder servicing costs                                            11,181          15,241          11,485
Professional fees                                                       6,161           6,705           8,082
Registration fees                                                         553             244             244
Custodian fees                                                          3,196           4,597           3,778
Reports to shareholders                                                 1,706           2,229           1,269
Directors/trustees' fees                                                  557             929             847
Other expenses                                                          9,603           9,700          12,868
                                                                 ------------    ------------    ------------
Total expenses                                                        188,712         293,336         267,285
Less: Expenses waived or assumed                                      (67,726)        (62,951)        (59,285)
Custodian fees paid indirectly                                         (1,374)           (752)         (1,157)
                                                                 ------------    ------------    ------------
Net expenses                                                          119,612         229,633         206,843
                                                                 ------------    ------------    ------------
Net investment income                                                 551,957         938,414         863,237
                                                                 ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreenents (Note 4):

Net realized loss on investments and swap agreements                  (39,799)       (215,287)       (122,032)
Net unrealized depreciation of investments
and swap agreements                                                  (912,432)     (1,566,825)     (1,471,246)
                                                                 ------------    ------------    ------------
Net loss on investments and swap agreements                          (952,231)     (1,782,112)     (1,593,278)
                                                                 ------------    ------------    ------------
Net Decrease in Net Assets Resulting from Operations                $(400,274)    $  (843,698)     $ (730,041)
                                                                 ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-EXEMPT               INSURED INTERMEDIATE
                                                                           MONEY MARKET                   TAX EXEMPT
                                                                 ----------------------------    ----------------------------
                                                                     1/1/04 to      1/1/03 to       1/1/04 to       1/1/03 to
                                                                       6/30/04       12/31/03         6/30/04        12/31/03
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $     26,770    $     63,828    $    687,463    $  1,205,112
Net realized gain (loss) on investments
and swap agreements                                                         --              --        (109,726)        453,509
Net unrealized appreciation (depreciation)
of investments and swap agreements                                          --              --      (1,747,523)        322,769
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                         26,770          63,828      (1,169,786)      1,981,390
                                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                        (26,770)        (63,828)       (602,015)     (1,024,077)
Net investment income - Class B                                             --              --         (78,697)       (170,089)
Net realized gains - Class A                                                --              --              --        (371,439)
Net realized gains - Class B                                                --              --              --         (82,394)
                                                                  ------------    ------------    ------------    ------------
Total distributions                                                    (26,770)        (63,828)       (680,712)     (1,647,999)
                                                                  ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                            9,661,134      17,639,056       8,499,345      35,524,204
Reinvestment of distributions                                           26,229          62,440         460,049       1,089,899
Cost of shares redeemed                                             (9,485,224)    (19,208,272)     (5,166,381)     (9,333,508)
                                                                  ------------    ------------    ------------    ------------
                                                                       202,139      (1,506,776)      3,793,013      27,280,595
                                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                                   --          37,069         785,230       6,039,065
Reinvestment of distributions                                               --              --          56,715         190,967
Cost of shares redeemed                                                (41,197)        (37,296)     (1,572,670)     (1,528,224)
                                                                  ------------    ------------    ------------    ------------
                                                                       (41,197)           (227)       (730,725)      4,701,808
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                        160,942      (1,507,003)      3,062,288      31,982,403
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                  160,942      (1,507,003)      1,211,790      32,315,794

Net Assets
Beginning of period                                                 16,966,098      18,473,101      69,782,575      37,466,781
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $ 17,127,040    $ 16,966,098    $ 70,994,365    $ 69,782,575
                                                                  ============    ============    ============    ============

+Includes undistributed net investment income of                  $         --    $         --    $     19,356    $     12,605
                                                                  ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                 9,661,134      17,639,056       1,309,430       5,466,490
Issued for distributions reinvested                                     26,229          62,440          71,326         167,657
Redeemed                                                            (9,485,224)    (19,208,272)       (800,875)     (1,436,243)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  202,139      (1,506,776)        579,881       4,197,904
                                                                  ============    ============    ============    ============
Class B:
Sold                                                                        --          37,069         121,428         927,955
Issued for distributions reinvested                                         --              --           8,771          29,327
Redeemed                                                               (41,197)        (37,296)       (241,610)       (234,656)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                  (41,197)           (227)       (111,411)        722,626
                                                                  ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                           INSURED                           INSURED
                                                                          TAX EXEMPT                      TAX EXEMPT II
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $ 17,731,172    $ 36,510,991    $  1,607,716    $  3,006,555
Net realized gain (loss) on investments
and swap agreements                                                (1,159,936)      6,557,587         185,448         567,556
Net unrealized appreciation (depreciation)
of investments and swap agreements                                (31,531,455)     (3,669,638)     (2,774,836)        677,089
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                   (14,960,219)     39,398,940        (981,672)      4,251,200
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                   (17,669,372)    (36,086,059)     (1,359,117)     (2,578,652)
Net investment income - Class B                                       (70,751)       (170,729)       (225,349)       (430,820)
Net realized gains - Class A                                               --      (6,673,491)             --        (466,638)
Net realized gains - Class B                                               --         (34,695)             --        (101,178)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                               (17,740,123)    (42,964,974)     (1,584,466)     (3,577,288)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           5,482,009      10,457,029      10,059,990      26,796,706
Reinvestment of distributions                                      13,497,561      33,647,224         981,267       2,230,827
Cost of shares redeemed                                           (42,077,527)    (74,035,870)    (13,462,490)    (14,026,089)
                                                                 ------------    ------------    ------------    ------------
                                                                  (23,097,957)    (29,931,617)     (2,421,233)     15,001,444
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                              16,300         110,563       1,074,870       8,014,916
Reinvestment of distributions                                          49,865         160,282         164,459         397,359
Cost of shares redeemed                                              (605,616)     (1,228,694)     (2,319,374)     (3,895,784)
                                                                 ------------    ------------    ------------    ------------
                                                                     (539,451)       (957,849)     (1,080,045)      4,516,491
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                   (23,637,408)    (30,889,466)     (3,501,278)     19,517,935
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                             (56,337,750)    (34,455,500)     (6,067,416)     20,191,847

Net Assets
Beginning of period                                               886,860,352     921,315,852      97,691,589      77,499,742
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $830,522,602    $886,860,352    $ 91,624,173    $ 97,691,589
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $    307,655    $    316,606    $     27,351    $      4,101
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  534,481         998,704         656,564       1,741,821
Issued for distributions reinvested                                 1,315,659       3,221,367          64,241         145,105
Redeemed                                                           (4,109,978)     (7,089,791)       (883,337)       (915,872)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding              (2,259,838)     (2,869,720)       (162,532)        971,054
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                    1,577          10,516          69,659         521,653
Issued for distributions reinvested                                     4,867          15,365          10,767          25,861
Redeemed                                                              (58,653)       (117,470)       (153,134)       (255,276)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (52,209)        (91,589)        (72,708)        292,238
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------

                                                                           NEW YORK              ----------------------------
                                                                       INSURED TAX FREE                     ARIZONA
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $  3,700,556    $  7,709,027    $    462,765    $    937,941
Net realized gain (loss) on investments
and swap agreements                                                  (836,730)      1,592,997          35,816         152,366
Net unrealized depreciation
of investments and swap agreements                                 (6,139,313)     (1,233,282)       (792,699)        (10,549)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                    (3,275,487)      8,068,742        (294,118)      1,079,758
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                    (3,562,580)     (7,276,283)       (409,222)       (861,399)
Net investment income - Class B                                      (128,393)       (296,001)        (46,984)        (82,595)
Net realized gains - Class A                                               --      (1,523,133)             --        (133,299)
Net realized gains - Class B                                               --         (70,723)             --         (19,163)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                (3,690,973)     (9,166,140)       (456,206)     (1,096,456)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           5,060,879      12,857,413         657,776       4,053,465
Reinvestment of distributions                                       2,566,652       6,427,003         237,100         601,481
Cost of shares redeemed                                            (9,727,717)    (20,297,927)     (2,268,566)     (3,077,363)
                                                                 ------------    ------------    ------------    ------------
                                                                   (2,100,186)     (1,013,511)     (1,373,690)      1,577,583
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             259,194       1,678,552         206,867       1,129,845
Reinvestment of distributions                                         107,352         297,352          25,599          59,914
Cost of shares redeemed                                              (833,354)     (3,622,784)       (543,342)       (179,751)
                                                                 ------------    ------------    ------------    ------------
                                                                     (466,808)     (1,646,880)       (310,876)      1,010,008
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                    (2,566,994)     (2,660,391)     (1,684,566)      2,587,591
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                              (9,533,454)     (3,757,789)     (2,434,890)      2,570,893

Net Assets
Beginning of period                                               193,527,551     197,285,340      24,830,036      22,259,143
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $183,994,097    $193,527,551    $ 22,395,146    $ 24,830,036
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $    254,108    $    244,525    $     12,222    $      5,663
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  346,007         862,828          47,765         288,149
Issued for distributions reinvested                                   175,699         431,925          17,156          42,996
Redeemed                                                             (664,123)     (1,369,282)       (163,634)       (220,856)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                (142,417)        (74,529)        (98,713)        110,289
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   17,910         112,629          14,977          80,600
Issued for distributions reinvested                                     7,357          20,004           1,852           4,284
Redeemed                                                              (56,722)       (244,350)        (39,517)        (12,892)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (31,455)       (111,717)        (22,688)         71,992
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                           CALIFORNIA                       COLORADO
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                               $ 570,965     $ 1,108,065       $ 256,430       $ 508,582
Net realized gain (loss) on investments
and swap agreements                                                   (91,488)         58,308           6,355         (35,920)
Net unrealized appreciation (depreciation)
of investments and swap agreements                                   (918,668)         62,985        (423,078)         97,582
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                      (439,191)      1,229,358        (160,293)        570,244
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (500,562)     (1,002,509)       (223,322)       (449,173)
Net investment income - Class B                                       (51,278)        (99,414)        (24,397)        (54,060)
Net realized gains - Class A                                               --         (53,523)             --              --
Net realized gains - Class B                                               --          (6,971)             --              --
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (551,840)     (1,162,417)       (247,719)       (503,233)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           2,155,928       7,226,792         849,455       3,709,395
Reinvestment of distributions                                         283,649         592,600         159,166         284,456
Cost of shares redeemed                                            (2,657,935)     (4,142,221)     (3,162,073)     (2,128,678)
                                                                 ------------    ------------    ------------    ------------
                                                                     (218,358)      3,677,171      (2,153,452)      1,865,173
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             106,700       1,123,616          23,053         838,991
Reinvestment of distributions                                          21,879          43,940          14,678          37,440
Cost of shares redeemed                                              (366,206)       (187,125)       (306,641)       (539,623)
                                                                 ------------    ------------    ------------    ------------
                                                                     (237,627)        980,431        (268,910)        336,808
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      (455,985)      4,657,602      (2,422,362)      2,201,981
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                              (1,447,016)      4,724,543      (2,830,374)      2,268,992

Net Assets
Beginning of period                                                30,488,058      25,763,515      13,633,569      11,364,577
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $ 29,041,042    $ 30,488,058    $ 10,803,195    $ 13,633,569
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $     29,636    $     10,511    $     17,766    $      9,055
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  172,287         577,243          60,376         266,343
Issued for distributions reinvested                                    22,947          47,529          11,581          20,637
Redeemed                                                             (213,672)       (331,438)       (231,243)       (154,871)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                 (18,438)        293,334        (159,286)        132,109
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                    8,410          89,750           1,693          60,980
Issued for distributions reinvested                                     1,769           3,522           1,070           2,716
Redeemed                                                              (29,786)        (14,994)        (22,381)        (40,073)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (19,607)         78,278         (19,618)         23,623
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                           CONNECTICUT                       FLORIDA
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $    717,138    $  1,421,858    $    771,096    $  1,484,540
Net realized gain (loss) on investments
and swap agreements                                                  (117,914)        313,456          (6,604)        181,051
Net unrealized depreciation
of investments and swap agreements                                   (937,109)       (266,655)     (1,275,899)       (122,571)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                      (337,885)      1,468,659        (511,407)      1,543,020
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (605,589)     (1,220,789)       (700,636)     (1,376,939)
Net investment income - Class B                                       (87,943)       (194,224)        (48,817)        (92,085)
Net realized gains - Class A                                               --        (263,290)             --        (166,162)
Net realized gains - Class B                                               --         (50,363)             --         (14,925)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (693,532)     (1,728,666)       (749,453)     (1,650,111)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           2,867,024       5,501,680       2,759,847       6,638,222
Reinvestment of distributions                                         428,832       1,121,678         387,294         927,590
Cost of shares redeemed                                            (1,932,713)     (5,039,029)     (2,844,842)     (4,573,440)
                                                                 ------------    ------------    ------------    ------------
                                                                    1,363,143       1,584,329         302,299       2,992,372
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                              88,083         802,524         203,012       1,466,260
Reinvestment of distributions                                          55,277         167,320          20,915          53,553
Cost of shares redeemed                                              (675,676)     (1,014,091)       (182,245)       (503,070)
                                                                 ------------    ------------    ------------    ------------
                                                                     (532,316)        (44,247)         41,682       1,016,743
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                       830,827       1,540,082         343,981       4,009,115
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                (200,590)      1,280,075        (916,879)      3,902,024

Net Assets
Beginning of period                                                37,192,858      35,912,783      40,779,873      36,877,849
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $ 36,992,268    $ 37,192,858    $ 39,862,994    $ 40,779,873
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $     36,058    $     12,452    $     50,611    $     28,968
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  214,158         404,653         200,224         478,243
Issued for distributions reinvested                                    32,043          82,582          28,365          67,067
Redeemed                                                             (143,182)       (370,866)       (207,808)       (331,029)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                 103,019         116,369          20,781         214,281
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                    6,612          58,685          14,741         105,377
Issued for distributions reinvested                                     4,129          12,331           1,532           3,869
Redeemed                                                              (50,567)        (74,539)        (13,411)        (36,599)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (39,826)         (3,523)          2,862          72,647
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                                MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                             GEORGIA                        MARYLAND
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $    216,767    $    399,934    $    613,194    $  1,225,541
Net realized gain (loss) on investments
and swap agreements                                                    21,131          93,134          (5,045)         58,735
Net unrealized appreciation (depreciation)
of investments and swap agreements                                   (404,353)           (535)     (1,039,133)         91,926
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                      (166,455)        492,533        (430,984)      1,376,202
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (194,282)       (341,869)       (497,105)     (1,043,499)
Net investment income - Class B                                       (22,698)        (52,193)        (82,692)       (179,960)
Net realized gains - Class A                                               --         (78,353)             --         (47,985)
Net realized gains - Class B                                               --         (12,793)             --         (10,743)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (216,980)       (485,208)       (579,797)     (1,282,187)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                             553,863       1,866,270       2,152,816       3,235,918
Reinvestment of distributions                                         137,980         329,385         270,513         573,720
Cost of shares redeemed                                              (468,246)       (898,376)     (1,990,455)     (5,145,095)
                                                                 ------------    ------------    ------------    ------------
                                                                      223,597       1,297,279         432,874      (1,335,457)
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             106,450         346,488          49,535       1,071,127
Reinvestment of distributions                                          13,063          41,336          60,618         133,608
Cost of shares redeemed                                              (303,878)       (350,607)       (491,797)     (1,347,477)
                                                                 ------------    ------------    ------------    ------------
                                                                     (184,365)         37,217        (381,644)       (142,742)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                        39,232       1,334,496          51,230      (1,478,199)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                (344,203)      1,341,821        (959,551)     (1,384,184)

Net Assets
Beginning of period                                                11,197,060       9,855,239      32,967,602      34,351,786
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $ 10,852,857    $ 11,197,060    $ 32,008,051    $ 32,967,602
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $      7,582    $      7,795    $     48,880    $     15,483
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                   40,097         134,900         153,424         228,325
Issued for distributions reinvested                                    10,101          23,733          19,269          40,522
Redeemed                                                              (34,384)        (64,079)       (140,867)       (368,412)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  15,814          94,554          31,826         (99,565)
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                    7,837          24,966           3,494          75,779
Issued for distributions reinvested                                       957           2,981           4,312           9,431
Redeemed                                                              (22,057)        (25,611)        (34,789)        (95,528)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (13,263)          2,336         (26,983)        (10,318)
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                         MASSACHUSETTS                      MICHIGAN
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $    566,091    $  1,154,446    $    837,928    $  1,780,075
Net realized gain (loss) on investments
and swap agreements                                                  (209,515)        391,788        (103,730)        179,754
Net unrealized appreciation (depreciation)
of investments and swap agreements                                   (890,720)       (154,325)     (1,434,213)         45,495
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                      (534,144)      1,391,909        (700,015)      2,005,324
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (505,765)     (1,020,134)       (806,100)     (1,743,001)
Net investment income - Class B                                       (57,179)       (129,082)        (29,363)        (56,187)
Net realized gains - Class A                                               --        (343,315)             --        (173,185)
Net realized gains - Class B                                               --         (51,586)             --          (7,021)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (562,944)     (1,544,117)       (835,463)     (1,979,394)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           1,903,998       2,226,047       1,118,280       3,784,383
Reinvestment of distributions                                         422,675       1,150,977         526,625       1,241,976
Cost of shares redeemed                                            (1,373,635)     (3,112,985)     (4,927,209)     (5,458,503)
                                                                 ------------    ------------    ------------    ------------
                                                                      953,038         264,039      (3,282,304)       (432,144)
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             150,046       1,268,406         902,607         239,462
Reinvestment of distributions                                          49,089         156,454          24,538          51,793
Cost of shares redeemed                                              (396,457)     (1,383,315)       (177,850)       (363,439)
                                                                 ------------    ------------    ------------    ------------
                                                                     (197,322)         41,545         749,295         (72,184)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                       755,716         305,584      (2,533,009)       (504,328)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                (341,372)        153,376      (4,068,487)       (478,398)

Net Assets
Beginning of period                                                29,695,050      29,541,674      43,270,905      43,749,303
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $ 29,353,678    $ 29,695,050    $ 39,202,418    $ 43,270,905
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $     11,402    $      8,255    $     25,191    $     22,726
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  154,032         180,730          86,963         290,279
Issued for distributions reinvested                                    35,041          93,549          41,086          95,237
Redeemed                                                             (113,406)       (252,756)       (381,280)       (416,854)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  75,667          21,523        (253,231)        (31,338)
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   12,527         102,998          72,107          18,396
Issued for distributions reinvested                                     4,064          12,714           1,922           3,978
Redeemed                                                              (32,928)       (112,541)        (13,825)        (27,835)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (16,337)          3,171          60,204          (5,461)
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                           MINNESOTA                        MISSOURI
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $    303,594    $    572,411    $    212,335    $    380,007
Net realized gain (loss) on investments
and swap agreements                                                   (73,682)        (38,460)         (4,120)         15,735
Net unrealized appreciation (depreciation)
of investments and swap agreements                                   (374,401)        124,888        (347,006)        120,432
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                      (144,489)        658,839        (138,791)        516,174
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (282,820)       (527,996)       (157,954)       (289,895)
Net investment income - Class B                                       (19,107)        (34,647)        (49,883)        (83,235)
Net realized gains - Class A                                               --              --              --          (7,178)
Net realized gains - Class B                                               --              --              --          (2,734)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (301,927)       (562,643)       (207,837)       (383,042)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                             777,952       1,826,248         364,490       1,908,687
Reinvestment of distributions                                         227,198         435,868          86,069         156,448
Cost of shares redeemed                                              (816,227)       (763,021)       (660,814)       (661,363)
                                                                 ------------    ------------    ------------    ------------
                                                                      188,923       1,499,095        (210,255)      1,403,772
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             192,975         483,097         147,190         974,860
Reinvestment of distributions                                          14,545          26,281          36,767          65,066
Cost of shares redeemed                                              (185,713)       (142,542)        (48,422)        (63,210)
                                                                 ------------    ------------    ------------    ------------
                                                                       21,807         366,836         135,535         976,716
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                       210,730       1,865,931         (74,720)      2,380,488
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                (235,686)      1,962,127        (421,348)      2,513,620

Net Assets
Beginning of period                                                15,042,156      13,080,029      11,265,628       8,752,008
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $ 14,806,470    $ 15,042,156    $ 10,844,280    $ 11,265,628
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $     14,712    $     13,045    $     11,693    $      7,195
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                   64,389         150,655          26,658         139,259
Issued for distributions reinvested                                    18,893          35,994           6,297          11,401
Redeemed                                                              (68,548)        (63,499)        (48,412)        (48,312)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  14,734         123,150         (15,457)        102,348
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   15,996          39,870          10,557          70,976
Issued for distributions reinvested                                     1,207           2,169           2,691           4,741
Redeemed                                                              (15,339)        (11,887)         (3,495)         (4,623)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                   1,864          30,152           9,753          71,094
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                           NEW JERSEY                   NORTH CAROLINA
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $  1,360,592    $  2,698,733    $    461,928    $    893,544
Net realized gain (loss) on investments
and swap agreements                                                  (309,408)        610,409         (50,865)        186,424
Net unrealized appreciation (depreciation)
of investments and swap agreements                                 (2,174,881)       (420,147)       (750,759)         65,932
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                    (1,123,697)      2,888,995        (339,696)      1,145,900
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                    (1,231,910)     (2,489,572)       (381,199)       (755,329)
Net investment income - Class B                                      (105,507)       (221,919)        (72,410)       (141,646)
Net realized gains - Class A                                               --        (549,243)             --        (119,281)
Net realized gains - Class B                                               --         (61,244)             --         (27,909)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                (1,337,417)     (3,321,978)       (453,609)     (1,044,165)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           3,540,344       6,708,062       1,863,893       3,454,585
Reinvestment of distributions                                         826,738       2,106,255         270,002         645,667
Cost of shares redeemed                                            (3,508,320)    (10,151,256)       (902,994)     (3,075,075)
                                                                 ------------    ------------    ------------    ------------
                                                                      858,762      (1,336,939)      1,230,901       1,025,177
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             324,426       1,761,616         454,646       1,249,786
Reinvestment of distributions                                          75,938         215,404          57,335         138,567
Cost of shares redeemed                                              (706,312)     (1,034,002)       (578,178)       (566,418)
                                                                 ------------    ------------    ------------    ------------
                                                                     (305,948)        943,018         (66,197)        821,935
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                       552,814        (393,921)      1,164,704       1,847,112
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                              (1,908,300)       (826,904)        371,399       1,948,847

Net Assets
Beginning of period                                                70,474,038      71,300,942      24,177,845      22,228,998
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $ 68,565,738    $ 70,474,038    $ 24,549,244    $ 24,177,845
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $     36,415    $     13,240    $     14,099    $      5,780
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  267,530         501,596         137,972         254,338
Issued for distributions reinvested                                    63,022         157,813          20,057          47,378
Redeemed                                                             (266,768)       (759,893)        (67,217)       (225,785)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  63,784        (100,484)         90,812          75,931
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   24,653         131,962          33,036          91,663
Issued for distributions reinvested                                     5,805          16,180           4,255          10,165
Redeemed                                                              (53,795)        (77,848)        (42,709)        (41,544)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (23,337)         70,294          (5,418)         60,284
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                              OHIO                           OREGON
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $    524,165    $  1,060,934    $    551,957    $  1,052,708
Net realized gain (loss) on investments
and swap agreements                                                    33,799          (8,285)        (39,799)        (15,454)
Net unrealized appreciation (depreciation)
of investments and swap agreements                                 (1,050,102)        150,260        (912,432)        182,459
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                      (492,138)      1,202,909        (400,274)      1,219,713
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (444,363)       (937,879)       (497,686)       (948,033)
Net investment income - Class B                                       (68,659)       (117,299)        (47,069)       (102,136)
Net realized gains - Class A                                               --              --              --              --
Net realized gains - Class B                                               --              --              --              --
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (513,022)     (1,055,178)       (544,755)     (1,050,169)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                             612,528       3,743,644       2,675,734       5,706,209
Reinvestment of distributions                                         321,914         671,710         390,538         744,139
Cost of shares redeemed                                            (1,352,001)     (4,245,078)     (2,391,099)     (3,463,861)
                                                                 ------------    ------------    ------------    ------------
                                                                     (417,559)        170,276         675,173       2,986,487
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             572,805       1,858,660         216,355         876,326
Reinvestment of distributions                                          50,470          91,475          42,529          91,159
Cost of shares redeemed                                            (1,168,377)       (277,169)       (331,157)     (1,090,750)
                                                                 ------------    ------------    ------------    ------------
                                                                     (545,102)      1,672,966         (72,273)       (123,265)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      (962,661)      1,843,242         602,900       2,863,222
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                              (1,967,821)      1,990,973        (342,129)      3,032,766

Net Assets
Beginning of period                                                27,336,300      25,345,327      28,765,918      25,733,152
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $ 25,368,479    $ 27,336,300    $ 28,423,789    $ 28,765,918
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $     22,728    $     11,585    $      9,770    $      2,568
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                   48,156         289,942         201,974         430,607
Issued for distributions reinvested                                    25,229          52,123          29,628          55,996
Redeemed                                                             (105,467)       (332,753)       (181,761)       (261,724)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                 (32,082)          9,312          49,841         224,879
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   44,387         145,068          16,267          65,950
Issued for distributions reinvested                                     3,947           7,096           3,231           6,867
Redeemed                                                              (93,016)        (21,621)        (25,128)        (82,901)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (44,682)        130,543          (5,630)        (10,084)
                                                                 ============    ============    ============    ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                          PENNSYLVANIA                      VIRGINIA
                                                                 ----------------------------    ----------------------------
                                                                    1/1/04 to       1/1/03 to       1/1/04 to       1/1/03 to
                                                                      6/30/04        12/31/03         6/30/04        12/31/03
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $    938,414    $  1,886,390    $    863,237    $ 1 ,764,411
Net realized gain (loss) on investments
and swap agreements                                                  (215,287)        180,082        (122,032)        270,011
Net unrealized depreciation
of investments and swap agreements                                 (1,566,825)       (144,725)     (1,471,246)        (53,343)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                                      (843,698)      1,921,747        (730,041)      1,981,079
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (879,748)     (1,769,149)       (825,482)     (1,644,491)
Net investment income - Class B                                       (57,650)       (103,211)        (46,205)        (87,217)
Net realized gains - Class A                                               --        (167,287)             --        (253,174)
Net realized gains - Class B                                               --         (13,107)             --         (17,336)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (937,398)     (2,052,754)       (871,687)     (2,002,218)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           2,226,129       4,337,932       2,426,276       4,298,852
Reinvestment of distributions                                         523,377       1,187,579         403,616         968,177
Cost of shares redeemed                                            (3,026,502)     (5,360,984)     (4,297,636)     (3,924,861)
                                                                 ------------    ------------    ------------    ------------
                                                                     (276,996)        164,527      (1,467,744)      1,342,168
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             331,219         717,677          67,048         632,395
Reinvestment of distributions                                          36,271          73,763          32,480          79,094
Cost of shares redeemed                                              (227,677)       (496,640)       (144,471)       (217,664)
                                                                 ------------    ------------    ------------    ------------
                                                                      139,813         294,800         (44,943)        493,825
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      (137,183)        459,327      (1,512,687)      1,835,993
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                              (1,918,279)        328,320      (3,114,415)      1,814,854

Net Assets
Beginning of period                                                48,688,735      48,360,415      44,608,957      42,794,103
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $ 46,770,456    $ 48,688,735    $ 41,494,542    $ 44,608,957
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $     36,359    $     35,343    $     46,231    $     54,681
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  167,816         318,712         181,322         318,211
Issued for distributions reinvested                                    39,246          87,678          30,293          71,552
Redeemed                                                             (228,188)       (396,237)       (324,391)       (290,347)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                 (21,126)         10,153        (112,776)         99,416
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   24,417          53,087           5,071          46,689
Issued for distributions reinvested                                     2,722           5,453           2,445           5,861
Redeemed                                                              (17,231)        (37,040)        (10,903)        (16,277)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                   9,908          21,500          (3,387)         36,273
                                                                 ============    ============    ============    ============

See notes to financial statements


Notes to Financial Statements
June 30, 2004

1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured and Multi-State Insured seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors/Trustees. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased. At June 30, 2004, the Insured Tax Exempt II Fund held one security that was fair valued by its Valuation Committee with a value of $1,431,170 representing 1.6% of the Fund's net assets.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

June 30, 2004


At December 31, 2003, capital loss carryovers were as follows:

                                 Year Capital Loss Carryovers Expire
               ------------------------------------------------------
Fund                  Total          2007          2008          2011
----           ------------  ------------  ------------  ------------
Colorado            $35,920      $     --      $     --       $35,920
Minnesota            45,280         6,201           619        38,460
Ohio                  8,285            --            --         8,285
Oregon               39,698         1,814            --        37,884

C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2004, The Bank of New York, custodian for the Funds, has provided credits in the amount of $23,102 against custodian charges based on the uninvested cash balances of the Funds.

F. Swap Agreements--The Funds, other than the Tax-Exempt Money Market Fund, may invest in interest rate swaps for the purpose of managing their exposure to interest rate risk. Swaps are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statement of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of June 30, 2004 are presented following each Fund's Portfolio of Investments.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--Tax-Exempt Money Market Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 $.01 par value shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 $1.00 par value shares originally authorized, Insured Tax
Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured and Series Fund have established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

June 30, 2004


3. Concentration of Credit Risk-- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions--For the six months ended June 30, 2004, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

                             Cost of      Proceeds
Fund                       Purchases    from Sales
----                    ------------  ------------
Insured Intermediate    $ 33,267,212  $ 30,601,832
Insured Tax Exempt       133,690,104   154,628,973
Insured Tax Exempt II     44,711,681    45,628,920
New York Insured          29,751,298    22,504,683
Arizona                    3,291,255     4,924,428
California                 2,749,213     3,955,408
Colorado                     496,209     2,279,040
Connecticut               10,428,269     8,990,559
Florida                    2,930,326       248,065
Georgia                    2,985,738     2,473,327
Maryland                   3,935,162     5,222,248
Massachusetts              7,852,716     6,448,250
Michigan                   4,544,771     6,883,718
Minnesota                  3,623,069     2,422,738
Missouri                     797,883       795,103
New Jersey                 9,380,440     8,103,504
North Carolina            10,939,155     8,663,825
Ohio                       3,725,354     3,232,208
Oregon                     3,811,621     2,188,731
Pennsylvania               9,978,523     8,223,978
Virginia                   6,910,862     5,995,033

At June 30, 2004, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:


                                             Gross         Gross           Net
                           Aggregate    Unrealized    Unrealized    Unrealized
Fund                            Cost  Appreciation  Depreciation  Appreciation
----                    ------------  ------------  ------------  ------------
Insured Intermediate    $ 74,920,056   $   509,012      $418,554    $    90,458
Insured Tax Exempt       747,745,526    74,514,155       237,190     74,276,965
Insured Tax Exempt II     91,044,748     1,983,972       169,126      1,814,846
New York Insured         172,508,317     9,648,594       447,268      9,201,326
Arizona                   20,783,124     1,004,366        10,082        994,284
California                26,632,114     1,624,180            --      1,624,180
Colorado                  10,302,612       531,261         3,535        527,726
Connecticut               35,956,645     1,478,327        64,171      1,414,156
Florida                   37,604,133     1,914,139       112,455      1,801,684
Georgia                   10,246,279       503,055        44,320        458,735
Maryland                  30,117,283     1,471,865        54,278      1,417,587
Massachusetts             27,289,945     1,627,478        17,310      1,610,168
Michigan                  35,961,102     2,843,849           690      2,843,159
Minnesota                 14,281,414       686,956            --        686,956
Missouri                  10,253,452       397,577        26,878        370,699
New Jersey                63,927,938     3,816,994       142,729      3,674,265
North Carolina            23,292,653     1,066,886        12,939      1,053,947
Ohio                      23,758,052     1,420,354        24,053      1,396,301
Oregon                    26,751,645     1,311,152       108,769      1,202,383
Pennsylvania              43,283,020     3,178,993         1,038      3,177,955
Virginia                  39,212,050     1,859,476        88,999      1,770,477

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2004, total directors/trustees fees accrued by the Funds amounted to $34,345.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than the Tax-Exempt Money Market, Insured Intermediate and Insured Tax Exempt II, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The

June 30, 2004


annual fee for the Tax-Exempt Money Market and Insured Intermediate is payable monthly, at the rate of .50% and .60%, respectively, of the Fund's average daily net assets. The annual fee for Insured Tax Exempt II is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by ..03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the six months ended June 30, 2004, FIMCO has voluntarily waived advisory fees in excess of .61% for Insured Tax Exempt and .60% for New York Insured. In addition, FIMCO has voluntarily waived advisory fees to limit each of the other Fund's overall expense ratio on Class A and Class B shares as follows: .70% on Class A and 1.45% on Class B for Tax-Exempt Money Market; .95% on Class A and 1.70% on Class B for Insured Intermediate and New Jersey; 1.00% on Class A and 1.75% on Class B for Insured Tax Exempt II; .75% on Class A and 1.50% on Class B for Arizona, North Carolina, Ohio and Oregon; .85% on Class A and 1.60% on Class B for California, Connecticut, Maryland and Massachusetts; .60% on Class A and 1.35% on Class B for Colorado, Georgia, Minnesota and Missouri and .90% on Class A and 1.65% on Class B for Florida, Michigan, Pennsylvania and Virginia. For the six months ended June 30, 2004, advisory fees accrued to FIMCO by the Funds were $6,478,894 of which $1,839,036 was waived as noted above.

For the six months ended June 30, 2004, FIC, as underwriter, received $1,158,350 in commissions from the sale of shares of the Funds after allowing $369,520 to other dealers. Shareholder servicing costs included $472,899 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2004, the fees paid under the distribution plans, other than the Tax-Exempt Money Market Fund, were limited to .27% on Class A and 1.00% on Class B for the Insured Tax Exempt Fund and .25% on Class A and 1.00% on Class B for each of the remaining Funds. The distribution fees paid by Tax-Exempt Money Market Fund were limited to .75% on Class B shares. For the six months ended June 30, 2004, total distribution plan fees accrued to FIC by the Funds amounted to $2,638,870.

6. Inverse Floating Rate Securities--Inverse floating rate securities are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floating rate securities may be limited and they may be illiquid. The market value of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floating rate securities may be significantly reduced, even to zero, if interest rates rise.


Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1999            $ 1.00       $.026           $ --      $ .026       $.026        $ --           .026
2000              1.00        .034             --        .034        .034          --           .034
2001              1.00        .022             --        .022        .022          --           .022
2002              1.00        .008             --        .008        .008          --           .008
2003              1.00        .003             --        .003        .003          --           .003
2004(a)           1.00        .002             --        .002        .002          --           .002

Class B
-------
1999              1.00        .018             --        .018        .018          --           .018
2000              1.00        .026             --        .026        .026          --           .026
2001              1.00        .014             --        .014        .014          --           .014
2002              1.00        .001             --        .001        .001          --           .001
2003              1.00          --             --          --          --          --             --
2004(a)           1.00          --             --          --          --          --             --

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1999            $ 6.01       $.231         $(.200)     $ .031       $.231        $ --          $.231
2000              5.81        .254           .319        .573        .252        .031           .283
2001              6.10        .243           .049        .292        .245        .137           .382
2002              6.01        .208           .543        .751        .208        .103           .311
2003              6.45        .150           .092        .242        .149        .043           .192
2004(a)           6.50        .067          (.161)      (.094)       .066          --           .066

Class B
-------
1999              6.02        .173          (.202)      (.029)       .171          --           .171
2000              5.82        .208           .315        .523        .202        .031           .233
2001              6.11        .195           .050        .245        .198        .137           .335
2002              6.02        .159           .544        .703        .160        .103           .263
2003              6.46        .101           .093        .194        .101        .043           .144
2004(a)           6.51        .043          (.161)      (.118)       .042          --           .042

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1999            $10.55       $.515         $(.889)     $(.374)      $.466        $ --          $.466
2000              9.71        .468           .656       1.124        .504          --           .504
2001             10.33        .460          (.099)       .361        .470        .071           .541
2002             10.15        .446           .560       1.006        .452        .244           .696
2003             10.46        .425           .037        .462        .422        .080           .502
2004(a)          10.42        .210          (.390)      (.180)       .210          --           .210

Class B
-------
1999             10.55        .431          (.877)      (.446)       .394          --           .394
2000              9.71        .395           .657       1.052        .432          --           .432
2001             10.33        .385          (.106)       .279        .398        .071           .469
2002             10.14        .370           .564        .934        .380        .244           .624
2003             10.45        .344           .036        .380        .350        .080           .430
2004(a)          10.40        .169          (.385)      (.216)       .174          --           .174

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*    End of Period    Expenses     Income     Expenses Income (Loss)      Rate
                             Period       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1999                         $ 1.00      2.61          $ 16,478         .80       2.58         1.20         2.18        N/A
2000                           1.00      3.43            17,553         .80       3.38         1.09         3.09        N/A
2001                           1.00      2.17            20,185         .80       2.10         0.88         2.02        N/A
2002                           1.00      0.81            18,409         .80       0.81         0.92         0.69        N/A
2003                           1.00       .34            16,902         .75        .35         1.11         (.01)       N/A
2004(a)                        1.00       .16            17,104         .70+       .32+        1.26+        (.24)+      N/A

Class B
-------
1999                           1.00      1.82                 1        1.55       1.83         1.95         1.43        N/A
2000                           1.00      2.66               140        1.55       2.63         1.84         2.34        N/A
2001                           1.00      1.41                30        1.55       1.35         1.63         1.27        N/A
2002                           1.00      0.12                64        1.48       0.13         1.60         0.01        N/A
2003                           1.00        --                64        1.10         --         1.46         (.36)       N/A
2004(a)                        1.00        --                23        1.00+       .02+        1.56+        (.54)+      N/A

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1999                         $ 5.81      0.51           $ 8,263         .50       3.88         1.18         3.20        142
2000                           6.10     10.11             9,070         .67       4.32         1.11         3.88         76
2001                           6.01      4.82            11,298         .75       3.90         1.05         3.60        134
2002                           6.45     12.67            29,560         .75       3.27         1.14         2.88        168
2003                           6.50      3.79            57,103         .85       2.28         1.09         2.04         77
2004(a)                        6.34     (1.46)           59,341         .95+      2.08+        1.08+        1.95+        44

Class B
-------
1999                           5.82     (0.50)            1,154        1.50       2.88         1.88         2.50        142
2000                           6.11      9.16             1,506        1.50       3.49         1.81         3.18         76
2001                           6.02      4.02             2,674        1.50       3.15         1.80         2.85        134
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
2003                           6.51      3.02            12,680        1.60       1.53         1.84         1.29         77
2004(a)                        6.35     (1.82)           11,653        1.70+      1.33+        1.83+        1.20+        44

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1999                         $ 9.71     (3.63)       $  958,668        1.12       5.03          N/A          N/A         31
2000                          10.33     11.93           945,502        1.09       4.69         1.12         4.66         27
2001                          10.15      3.51           901,699        1.05       4.43         1.10         4.38         32
2002                          10.46     10.10           915,763        1.03       4.26         1.10         4.19         29
2003                          10.42      4.50           882,285        1.02       4.06         1.11         3.97         25
2004(a)                       10.03     (1.76)          826,641        1.02+      4.11+        1.11+        4.02+        16

Class B
-------
1999                           9.71     (4.31)            4,290        1.85       4.30          N/A          N/A         31
2000                          10.33     11.12             4,368        1.82       3.96         1.85         3.93         27
2001                          10.14      2.70             5,260        1.78       3.70         1.83         3.65         32
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
2003                          10.40      3.70             4,576        1.75       3.33         1.84         3.24         25
2004(a)                       10.01     (2.10)            3,881        1.75+      3.38+        1.84+        3.29+        16

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II ++
--------------------------
Class A
-------
1999            $14.56       $.670         $(.940)     $(.270)      $.650       $.030         $ .680
2000             13.61        .668          1.120       1.788        .681        .417          1.098
2001             14.30        .591           .175        .766        .593        .143           .736
2002             14.33        .549          1.191       1.740        .548        .252           .800
2003             15.27        .526           .231        .757        .527        .090           .617
2004(a)          15.41        .265          (.403)      (.138)       .262          --           .262

Class B
-------
2000+++          14.61        .021           .109        .130        .023        .417           .440
2001             14.30        .487           .169        .656        .483        .143           .626
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003             15.26        .412           .230        .642        .412        .090           .502
2004(a)          15.40        .208          (.406)      (.198)       .202          --           .202

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1999            $14.85       $.718        $(1.249)     $(.531)      $.659       $  --          $.659
2000             13.66        .646          1.000       1.646        .696          --           .696
2001             14.61        .622          (.164)       .458        .628          --           .628
2002             14.44        .614           .869       1.483        .610        .413          1.023
2003             14.90        .596           .042        .638        .585        .123           .708
2004(a)          14.83        .290          (.541)      (.251)       .289          --           .289

Class B
-------
1999             14.85        .618         (1.250)      (.632)       .558          --           .558
2000             13.66        .557           .994       1.551        .601          --           .601
2001             14.61        .511          (.159)       .352        .522          --           .522
2002             14.44        .500           .865       1.365        .502        .413           .915
2003             14.89        .485           .035        .520        .477        .123           .600
2004(a)          14.81        .235          (.540)      (.305)       .235          --           .235

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1999            $13.62       $.707         $(.955)     $(.248)      $.662        $ --           .662
2000             12.71        .644           .698       1.342        .692          --           .692
2001             13.36        .616          (.012)       .604        .614          --           .614
2002             13.35        .574           .752       1.326        .571        .125           .696
2003             13.98        .552           .101        .653        .556        .087           .643
2004(a)          13.99        .278          (.444)      (.166)       .274          --           .274

Class B
-------
1999             13.61        .603          (.948)      (.345)       .555          --           .555
2000             12.71        .541           .690       1.231        .591          --           .591
2001             13.35        .514          (.009)       .505        .515          --           .515
2002             13.34        .470           .758       1.228        .463        .125           .588
2003             13.98        .445           .100        .545        .448        .087           .535
2004(a)          13.99        .227          (.447)      (.220)       .220          --           .220

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*    End of Period    Expenses     Income     Expenses       Income       Rate
                             Period       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II ++
--------------------------
Class A
-------
1999                         $13.61     (1.92)         $ 15,842         .80       4.72         1.73         3.79        205
2000                          14.30     13.50            15,966         .80       4.78         1.78         3.80        167
2001                          14.33      5.43            29,851        1.00       4.03         1.52         3.51        190
2002                          15.27     12.34            64,728        1.00       3.67         1.47         3.20        147
2003                          15.41      5.04            80,300        1.00       3.43         1.48         2.95        120
2004(a)                       15.01      (.91)           75,772        1.00+      3.48+        1.47+        3.01+        48

Class B
-------
2000***                       14.30       .89                52        1.31+      4.18+        2.84+        2.65+       167
2001                          14.33      4.63             3,019        1.75       3.28         2.27         2.76        190
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
2003                          15.40      4.26            17,392        1.75       2.68         2.23         2.20        120
2004(a)                       15.00     (1.30)           15,852        1.75+      2.73+        2.22+        2.26+        48

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1999                         $13.66     (3.67)         $164,622        1.09       4.99         1.21         4.87         55
2000                          14.61     12.41           167,877        1.06       4.62         1.20         4.48         20
2001                          14.44      3.14           171,962        1.01       4.22         1.16         4.07         48
2002                          14.90     10.45           186,992        0.99       4.11         1.14         3.96         70
2003                          14.83      4.37           184,944         .99       3.99         1.14         3.84         21
2004(a)                       14.29     (1.72)          176,173        1.00+      3.95+        1.15+        3.80+        12

Class B
-------
1999                          13.66     (4.34)            4,734        1.79       4.29         1.91         4.17         55
2000                          14.61     11.65             4,509        1.76       3.92         1.90         3.78         20
2001                          14.44      2.40             6,981        1.74       3.49         1.89         3.34         48
2002                          14.89      9.59            10,293        1.74       3.36         1.89         3.21         70
2003                          14.81      3.55             8,583        1.74       3.24         1.89         3.09         21
2004(a)                       14.27     (2.08)            7,821        1.75+      3.20+        1.90+        3.05+        12

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1999                         $12.71    $(1.88)         $ 11,746         .50       5.37         1.15         4.72         62
2000                          13.36     10.89            14,785         .60       5.01         1.12         4.49         42
2001                          13.35      4.56            16,652         .65       4.55         1.20         4.00         36
2002                          13.98     10.12            20,148         .75       4.19         1.17         3.77         28
2003                          13.99      4.77            21,709         .75       3.95         1.20         3.50         43
2004(a)                       13.55     (1.21)           19,680         .75+      4.02+        1.20+        3.57+        14

Class B
-------
1999                          12.71     (2.60)              508        1.30       4.57         1.95         3.92         62
2000                          13.35      9.94               823        1.40       4.21         1.92         3.69         42
2001                          13.34      3.80             1,485        1.40       3.80         1.95         3.25         36
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
2003                          13.99      3.96             3,121        1.50       3.20         1.95         2.75         43
2004(a)                       13.55     (1.59)            2,715        1.50+      3.27+        1.95+        2.82+        14

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1999            $12.20       $.609         $(.952)     $(.343)      $.558       $.019          $.577
2000             11.28        .571           .916       1.487        .600        .157           .757
2001             12.01        .544          (.095)       .449        .571        .028           .599
2002             11.86        .507           .719       1.226        .505        .111           .616
2003             12.47        .481           .063        .544        .479        .025           .504
2004(a)          12.51        .242          (.408)      (.166)       .234          --           .234

Class B
-------
1999             12.19        .511          (.949)      (.438)       .463        .019           .482
2000             11.27        .469           .933       1.402        .505        .157           .662
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002             11.86        .413           .717       1.130        .409        .111           .520
2003             12.47        .387           .061        .448        .383        .025           .408
2004(a)          12.51        .196          (.410)      (.214)       .186          --           .186

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1999            $13.15       $.634         $(.907)     $(.273)      $.637        $ --          $.637
2000             12.24        .640           .752       1.392        .642          --           .642
2001             12.99        .619           .055        .674        .620        .014           .634
2002             13.03        .575           .801       1.376        .574        .082           .656
2003             13.75        .560           .126        .686        .556          --           .556
2004(a)          13.88        .287          (.443)      (.156)       .274          --           .274

Class B
-------
1999             13.15        .534          (.914)      (.380)       .530          --           .530
2000             12.24        .546           .740       1.286        .546          --           .546
2001             12.98        .544           .071        .615        .551        .014           .565
2002             13.03        .471           .797       1.268        .476        .082           .558
2003             13.74        .456           .122        .578        .448          --           .448
2004(a)          13.87        .235          (.445)      (.210)       .220          --           .220

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1999            $13.36       $.651         $(.902)     $(.251)      $.619        $ --          $.619
2000             12.49        .615           .653       1.268        .648          --           .648
2001             13.11        .604          (.051)       .553        .593          --           .593
2002             13.07        .564           .701       1.265        .577        .138           .715
2003             13.62        .536           .023        .559        .534        .115           .649
2004(a)          13.53        .267          (.379)      (.112)       .258          --           .258

Class B
-------
1999             13.35        .552          (.901)      (.349)       .511          --           .511
2000             12.49        .515           .652       1.167        .547          --           .547
2001             13.11        .505          (.059)       .446        .496          --           .496
2002             13.06        .460           .709       1.169        .481        .138           .619
2003             13.61        .434           .021        .455        .430        .115           .545
2004(a)          13.52        .217          (.387)      (.170)       .210          --           .210

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*    End of Period    Expenses     Income     Expenses       Income       Rate
                             Period       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1999                         $11.28     (2.88)          $13,383         .80       5.15         1.17         4.79         49
2000                          12.01     13.56            14,765         .70       4.94         1.08         4.56         50
2001                          11.86      3.78            17,449         .65       4.52         1.14         4.03         36
2002                          12.47     10.53            23,240         .75       4.14         1.16         3.73         51
2003                          12.51      4.45            26,977         .75       3.87         1.20         3.42         81
2004(a)                       12.11     (1.35)           25,881         .85+      3.89+        1.21+        3.53+         9

Class B
-------
1999                          11.27     (3.67)              483        1.60       4.35         1.97         3.99         49
2000                          12.01     12.74               692        1.50       4.14         1.88         3.76         50
2001                          11.86      3.01             1,046        1.40       3.77         1.89         3.28         36
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
2003                          12.51      3.65             3,511        1.50       3.12         1.95         2.67         81
2004(a)                       12.11     (1.73)            3,160        1.60+      3.14+        1.96+        2.78+         9

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1999                         $12.24     (2.15)          $ 4,068         .47       4.99         1.28         4.18         40
2000                          12.99     11.71             5,139         .50       5.14         1.29         4.35         46
2001                          13.03      5.24             7,268         .50       4.70         1.15         4.05         61
2002                          13.75     10.76            10,027         .60       4.28         1.27         3.61         32
2003                          13.88      5.09            11,956         .60       4.07         1.29         3.38         46
2004(a)                       13.45     (1.15)            9,441         .60+      4.12+        1.28+        3.44+         4

Class B
-------
1999                          12.24     (2.96)              372        1.27       4.19         2.08         3.38         40
2000                          12.98     10.78               297        1.30       4.34         2.09         3.55         46
2001                          13.03      4.56               419        1.25       3.95         1.90         3.30         61
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
2003                          13.87      4.28             1,678        1.35       3.32         2.04         2.63         46
2004(a)                       13.44     (1.53)            1,362        1.35+      3.37+        2.03+        2.69+         4

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1999                         $12.49     (1.93)          $17,903         .80       5.04         1.15         4.69         47
2000                          13.11     10.45            19,952         .80       5.40         1.14         5.06         18
2001                          13.07      4.26            22,552         .80       4.57         1.19         4.18         33
2002                          13.62      9.86            29,865         .80       4.20         1.20         3.80         52
2003                          13.53      4.19            31,234         .85       3.94         1.20         3.59         25
2004(a)                       13.16      (.85)           31,723         .85+      4.00+        1.19+        3.66+        25

Class B
-------
1999                          12.49     (2.67)            3,205        1.60       4.24         1.95         3.89         47
2000                          13.11      9.58             3,539        1.60       4.60         1.94         4.26         18
2001                          13.06      3.43             3,689        1.55       3.82         1.94         3.43         33
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
2003                          13.52      3.40             5,959        1.60       3.19         1.95         2.84         25
2004(a)                       13.14     (1.28)            5,270        1.60+      3.25+        1.94+        2.91+        25

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1999            $13.75       $.679        $(1.074)     $(.395)      $.625       $  --          $.625
2000             12.73        .621           .812       1.433        .672        .111           .783
2001             13.38        .592          (.028)       .564        .598        .146           .744
2002             13.20        .563           .796       1.359        .558        .171           .729
2003             13.83        .531           .038        .569        .527        .062           .589
2004(a)          13.81        .261          (.427)      (.166)       .254          --           .254

Class B
-------
1999             13.75        .572         (1.065)      (.493)       .517          --           .517
2000             12.74        .516           .808       1.324        .573        .111           .684
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002             13.19        .462           .801       1.263        .452        .171           .623
2003             13.83        .429           .032        .461        .419        .062           .481
2004(a)          13.81        .210          (.420)      (.210)       .200          --           .200

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1999            $13.27       $.633        $(1.025)     $(.392)      $.638        $ --          $.638
2000             12.24        .632           .988       1.620        .630          --           .630
2001             13.23        .619          (.027)       .592        .622          --           .622
2002             13.20        .581           .823       1.404        .579        .165           .744
2003             13.86        .562           .109        .671        .557        .114           .671
2004(a)          13.86        .273          (.471)      (.198)       .272          --           .272

Class B
-------
1999             13.25        .540         (1.029)      (.489)       .531          --           .531
2000             12.23        .524           .999       1.523        .533          --           .533
2001             13.22        .519          (.033)       .486        .526          --           .526
2002             13.18        .477           .820       1.297        .472        .165           .637
2003             13.84        .460           .103        .563        .449        .114           .563
2004(a)          13.84        .223          (.465)      (.242)       .218          --           .218

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1999            $13.62       $.658         $(.994)     $(.336)      $.654        $ --          $.654
2000             12.63        .626           .854       1.480        .630          --           .630
2001             13.48        .605          (.077)       .528        .608          --           .608
2002             13.40        .558           .773       1.331        .556        .035           .591
2003             14.14        .526           .094        .620        .525        .025           .550
2004(a)          14.21        .274          (.454)      (.180)       .260          --           .260

Class B
-------
1999             13.62        .551          (.995)      (.444)       .546          --           .546
2000             12.63        .522           .856       1.378        .528          --           .528
2001             13.48        .504          (.080)       .424        .504          --           .504
2002             13.40        .454           .769       1.223        .448        .035           .483
2003             14.14        .420           .102        .522        .417        .025           .442
2004(a)          14.22        .223          (.457)      (.234)       .206          --           .206

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets**           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1999                         $12.73     (2.93)          $23,729         .80        5.12        1.12        4.80          68
2000                          13.38     11.61            25,823         .80        4.81        1.12        4.49          59
2001                          13.20      4.25            28,990         .80        4.38        1.17        4.01          73
2002                          13.83     10.48            34,524         .85        4.13        1.18        3.80          42
2003                          13.81      4.19            37,426         .85        3.84        1.17        3.52          37
2004(a)                       13.39     (1.22)           36,571         .90+       3.85+       1.19+       3.56+          1

Class B
-------
1999                          12.74     (3.65)              789        1.60        4.32        1.92        4.00          68
2000                          13.38     10.67               923        1.60        4.01        1.92        3.69          59
2001                          13.19      3.42             1,356        1.55        3.63        1.92        3.26          73
2002                          13.83      9.72             2,354        1.60        3.38        1.93        3.05          42
2003                          13.81      3.38             3,354        1.60        3.09        1.92        2.77          37
2004(a)                       13.40     (1.54)            3,292        1.65+       3.10+       1.94+       2.81+          1

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1999                         $12.24     (3.04)          $ 5,527         .48        4.99        1.19        4.28          57
2000                          13.23     13.61             6,278         .50        5.03        1.10        4.43          40
2001                          13.20      4.52             7,429         .50        4.64        1.13        4.01          37
2002                          13.86     10.84             8,324         .60        4.20        1.25        3.55          36
2003                          13.86      4.94             9,633         .60        4.05        1.26        3.39          20
2004(a)                       13.39     (1.45)            9,519         .60+       4.00+       1.26+       3.34+         23

Class B
-------
1999                          12.23     (3.78)              296        1.28        4.19        1.99        3.48          57
2000                          13.22     12.76               566        1.30        4.23        1.90        3.63          40
2001                          13.18      3.70               729        1.25        3.89        1.88        3.26          37
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003                          13.84      4.13             1,564        1.35        3.30        2.01        2.64          20
2004(a)                       13.38     (1.77)            1,334        1.35+       3.25+       2.01+       2.59+         23

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1999                         $12.63     (2.54)          $12,579         .50        5.00        1.15        4.35          44
2000                          13.48     12.05            14,580         .60        4.86        1.14        4.32          35
2001                          13.40      3.95            17,758         .65        4.46        1.17        3.94          33
2002                          14.14     10.10            28,204         .75        4.04        1.17        3.62          35
2003                          14.21      4.47            26,934         .85        3.71        1.18        3.38          27
2004(a)                       13.77     (1.29)           26,534         .85+       3.92+       1.19+       3.58+         12

Class B
-------
1999                          12.63     (3.33)            2,718        1.30        4.20        1.95        3.55          44
2000                          13.48     11.17             3,328        1.40        4.06        1.94        3.52          35
2001                          13.40      3.16             4,474        1.40        3.71        1.92        3.19          33
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003                          14.22      3.75             6,033        1.60        2.96        1.93        2.63          27
2004(a)                       13.78     (1.66)            5,474        1.60+       3.17+       1.94+       2.83+         12

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1999            $12.02       $.609         $(.887)     $(.278)      $.572       $  --          $.572
2000             11.17        .559           .721       1.280        .600          --           .600
2001             11.85        .538          (.050)       .488        .540        .028           .568
2002             11.77        .512           .674       1.186        .513        .143           .656
2003             12.30        .484           .103        .587        .482        .165           .647
2004(a)          12.24        .235          (.431)      (.196)       .234          --           .234

Class B
-------
1999             12.02        .520          (.894)      (.374)       .476          --           .476
2000             11.17        .466           .723       1.189        .509          --           .509
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002             11.76        .421           .679       1.100        .417        .143           .560
2003             12.30        .392           .099        .491        .386        .165           .551
2004(a)          12.24        .190          (.424)      (.234)       .186          --           .186

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1999            $13.09       $.603         $(.938)     $(.335)      $.595       $  --          $.595
2000             12.16        .612           .683       1.295        .606        .119           .725
2001             12.73        .581          (.090)       .491        .595        .006           .601
2002             12.62        .563           .668       1.231        .551        .270           .821
2003             13.03        .535           .061        .596        .541        .055           .596
2004(a)          13.03        .265          (.501)      (.236)       .264          --           .264

Class B
-------
1999             13.08        .502          (.930)      (.428)       .492          --           .492
2000             12.16        .509           .681       1.190        .511        .119           .630
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002             12.61        .464           .661       1.125        .455        .270           .725
2003             13.01        .437           .063        .500        .445        .055           .500
2004(a)          13.01        .217          (.501)      (.284)       .216          --           .216

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1999            $11.75       $.597         $(.785)     $(.188)      $.582        $ --          $.582
2000             10.98        .581           .600       1.181        .591          --           .591
2001             11.57        .555          (.045)       .510        .560          --           .560
2002             11.52        .520           .561       1.081        .521          --           .521
2003             12.08        .499           .083        .582        .492          --           .492
2004(a)          12.17        .245          (.351)      (.106)       .244          --           .244

Class B
-------
1999             11.75        .499          (.781)      (.282)       .488          --           .488
2000             10.98        .492           .604       1.096        .506          --           .506
2001             11.57        .471          (.045)       .426        .476          --           .476
2002             11.52        .433           .554        .987        .427          --           .427
2003             12.08        .407           .089        .496        .396          --           .396
2004(a)          12.18        .200          (.354)      (.154)       .196          --           .196

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets**           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1999                         $11.17     (2.39)          $20,507         .80        5.20        1.15        4.85          32
2000                          11.85     11.83            22,674         .80        4.95        1.16        4.59          38
2001                          11.77      4.15            24,626         .80        4.50        1.18        4.12          45
2002                          12.30     10.26            25,687         .80        4.21        1.18        3.83          21
2003                          12.24      4.86            25,819         .85        3.93        1.19        3.59          21
2004(a)                       11.81     (1.63)           25,806         .85+       3.90+       1.20+       3.55+         22

Class B
-------
1999                          11.17     (3.19)            1,177        1.60        4.40        1.95        4.05          32
2000                          11.85     10.95             1,530        1.60        4.15        1.96        3.79          38
2001                          11.76      3.30             2,771        1.55        3.75        1.93        3.37          45
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003                          12.24      4.05             3,876        1.60        3.18        1.94        2.84          21
2004(a)                       11.82     (1.93)            3,548        1.60+       3.15+       1.95+       2.80+         22

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1999                         $12.16     (2.63)          $36,506         .87        4.74        1.12        4.49          21
2000                          12.73     10.96            36,367         .87        4.94        1.12        4.69          23
2001                          12.62      3.89            38,797         .86        2.49        1.16        2.19          22
2002                          13.03      9.93            41,992         .92        4.33        1.17        4.08          27
2003                          13.03      4.66            41,585         .94        4.11        1.19        3.86          29
2004(a)                       12.53     (1.84)           36,827         .90+       4.14+       1.22+       3.82+         11

Class B
-------
1999                          12.16     (3.34)              895        1.67        3.94        1.92        3.69          21
2000                          12.72     10.03             1,088        1.67        4.14        1.92        3.89          23
2001                          12.61      3.12             1,448        1.61        1.74        1.91        1.44          22
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003                          13.01      3.91             1,686        1.69        3.36        1.94        3.11          29
2004(a)                       12.51     (2.21)            2,375        1.65+       3.39+       1.97+       3.07+         11

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1999                         $10.98     (1.65)          $ 8,363         .50        5.26        1.25        4.51          23
2000                          11.57     11.08             8,606         .50        5.21        1.15        4.56          32
2001                          11.52      4.47            10,321         .50        4.77        1.15        4.12          27
2002                          12.08      9.57            12,259         .60        4.40        1.26        3.74          28
2003                          12.17      4.91            13,848         .60        4.14        1.30        3.44          32
2004(a)                       11.82      (.89)           13,624         .60+       4.09+       1.26+       3.43+         16

Class B
-------
1999                          10.98     (2.46)               83        1.30        4.46        2.05        3.71          23
2000                          11.57     10.24                96        1.30        4.41        1.95        3.76          32
2001                          11.52      3.72               234        1.25        4.02        1.90        3.37          27
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003                          12.18      4.17             1,194        1.35        3.39        2.05        2.69          32
2004(a)                       11.83     (1.28)            1,182        1.35+       3.34+       2.01+       2.68+         16

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1999            $12.97       $.650         $(.904)     $(.254)      $.626        $ --          $.626
2000             12.09        .618           .814       1.432        .642          --           .642
2001             12.88        .604          (.073)       .531        .601          --           .601
2002             12.81        .559           .844       1.403        .563          --           .563
2003             13.65        .541           .185        .726        .534        .012           .546
2004(a)          13.83        .276          (.425)      (.149)       .271          --           .271

Class B
-------
1999             12.97        .553          (.905)      (.352)       .518          --           .518
2000             12.10        .520           .812       1.332        .552          --           .552
2001             12.88        .503          (.068)       .435        .505          --           .505
2002             12.81        .460           .847       1.307        .467          --           .467
2003             13.65        .438           .180        .618        .426        .012           .438
2004(a)          13.83        .224          (.427)      (.203)       .217          --           .217

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1999            $13.31       $.653         $(.919)     $(.266)      $.594       $  --          $.594
2000             12.45        .609           .650       1.259        .629          --           .629
2001             13.08        .588          (.061)       .527        .610        .037           .647
2002             12.96        .543           .694       1.237        .553        .264           .817
2003             13.38        .524           .038        .562        .526        .116           .642
2004(a)          13.30        .260          (.454)      (.194)       .256          --           .256

Class B
-------
1999             13.29        .537          (.909)      (.372)       .488          --           .488
2000             12.43        .504           .649       1.153        .533          --           .533
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002             12.93        .445           .686       1.131        .457        .264           .721
2003             13.34        .424           .046        .470        .424        .116           .540
2004(a)          13.27        .210          (.468)      (.258)       .202          --           .202

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1999            $12.90       $.606         $(.900)     $(.294)      $.596        $ --          $.596
2000             12.01        .595           .859       1.454        .604          --           .604
2001             12.86        .583          (.082)       .501        .581          --           .581
2002             12.78        .541           .788       1.329        .539          --           .539
2003             13.57        .536           .145        .681        .537        .084           .621
2004(a)          13.63        .263          (.435)      (.172)       .258          --           .258

Class B
-------
1999             12.90        .490          (.891)      (.401)       .489          --           .489
2000             12.01        .497           .867       1.364        .504          --           .504
2001             12.87        .486          (.083)       .403        .483          --           .483
2002             12.79        .442           .791       1.233        .443          --           .443
2003             13.58        .434           .141        .575        .441        .084           .525
2004(a)          13.63        .213          (.433)      (.220)       .210          --           .210

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets**           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1999                         $12.09     (2.02)          $ 2,471         .47        5.20        1.50        4.17          66
2000                          12.88     12.21             3,344         .50        5.04        1.39        4.15          35
2001                          12.81      4.17             4,585         .50        4.65        1.16        3.99          29
2002                          13.65     11.16             6,656         .60        4.22        1.31        3.51          45
2003                          13.83      5.43             8,158         .60        3.95        1.35        3.20          22
2004(a)                       13.41     (1.10)            7,700         .60+       4.05+       1.31+       3.34+          7

Class B
-------
1999                          12.10     (2.78)              210        1.27        4.40        2.30        3.37          66
2000                          12.88     11.30               251        1.30        4.24        2.19        3.35          35
2001                          12.81      3.40               719        1.25        3.90        1.91        3.24          29
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003                          13.83      4.60             3,108        1.35        3.20        2.10        2.45          22
2004(a)                       13.41     (1.49)            3,144        1.35+       3.30+       2.06+       2.59+          7

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1999                         $12.45     (2.05)         $ 52,846         .97        5.02        1.12        4.87          52
2000                          13.08     10.41            54,051         .97        4.80        1.12        4.65          41
2001                          12.96      4.06            60,321         .96        4.47        1.16        4.27          37
2002                          13.38      9.72            65,130         .96        4.06        1.16        3.86          51
2003                          13.30      4.28            63,407         .96        3.90        1.16        3.70          34
2004(a)                       12.85     (1.48)           62,040         .95+       3.97+       1.16+       3.76+         12

Class B
-------
1999                          12.43     (2.85)            3,338        1.77        4.22        1.92        4.07          52
2000                          13.05      9.51             3,799        1.77        4.00        1.92        3.85          41
2001                          12.93      3.32             4,706        1.71        3.72        1.91        3.52          37
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003                          13.27      3.59             7,067        1.71        3.15        1.91        2.95          34
2004(a)                       12.81     (1.96)            6,526        1.70+       3.22+       1.91+       3.01+         12

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1999                         $12.01     (2.35)          $ 8,978         .48        4.84        1.24        4.08          47
2000                          12.86     12.45            10,723         .50        4.86        1.13        4.23          42
2001                          12.78      3.94            13,316         .65        4.50        1.20        3.95          51
2002                          13.57     10.58            18,479         .75        4.10        1.23        3.62          13
2003                          13.63      5.11            19,592         .75        3.94        1.25        3.44          22
2004(a)                       13.20     (1.29)           20,179         .75+       3.91+       1.27+       3.39+         37

Class B
-------
1999                          12.01     (3.18)              596        1.28        4.04        2.04        3.28          47
2000                          12.87     11.63             1,566        1.30        4.06        1.93        3.43          42
2001                          12.79      3.15             1,839        1.40        3.75        1.95        3.20          51
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003                          13.63      4.30             4,586        1.50        3.19        2.00        2.69          22
2004(a)                       13.20     (1.64)            4,370        1.50+       3.16+       2.02+       2.64+         37

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1999            $12.70       $.636         $(.853)     $(.217)      $.603       $  --          $.603
2000             11.88        .594           .710       1.304        .636        .088           .724
2001             12.46        .567          (.067)       .500        .575        .105           .680
2002             12.28        .534           .768       1.302        .531        .191           .722
2003             12.86        .520           .087        .607        .517          --           .517
2004(a)          12.95        .257          (.485)      (.228)       .252          --           .252

Class B
-------
1999             12.70        .529          (.850)      (.321)       .499          --           .499
2000             11.88        .495           .723       1.218        .540        .088           .628
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002             12.29        .441           .765       1.206        .435        .191           .626
2003             12.87        .425           .086        .511        .421          --           .421
2004(a)          12.96        .211          (.487)      (.276)       .204          --           .204

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1999            $12.77       $.585         $(.828)     $(.243)      $.577        $ --          $.577
2000             11.95        .593           .689       1.282        .602          --           .602
2001             12.63        .573          (.067)       .506        .566          --           .566
2002             12.57        .533           .707       1.240        .540          --           .540
2003             13.27        .524           .078        .602        .522          --           .522
2004(a)          13.35        .256          (.423)      (.167)       .253          --           .253

Class B
-------
1999             12.76        .489          (.846)      (.357)       .473          --           .473
2000             11.93        .497           .688       1.185        .505          --           .505
2001             12.61        .477          (.057)       .420        .470          --           .470
2002             12.56        .434           .700       1.134        .444          --           .444
2003             13.25        .424           .092        .516        .426          --           .426
2004(a)          13.34        .207          (.432)      (.225)       .205          --           .205

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1999            $13.26       $.606         $(.893)     $(.287)      $.613       $  --          $.613
2000             12.36        .615           .740       1.355        .631        .114           .745
2001             12.97        .577          (.002)       .575        .591        .074           .665
2002             12.88        .547           .810       1.357        .541        .126           .667
2003             13.57        .538           .016        .554        .534        .050           .584
2004(a)          13.54        .264          (.490)      (.226)       .264          --           .264

Class B
-------
1999             13.25        .498          (.890)      (.392)       .508          --           .508
2000             12.35        .529           .728       1.257        .533        .114           .647
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002             12.86        .447           .814       1.261        .445        .126           .571
2003             13.55        .435           .024        .459        .429        .050           .479
2004(a)          13.53        .214          (.494)      (.280)       .210          --           .210

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets**           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1999                         $11.88     (1.77)          $18,574         .80        5.15        1.17        4.78          48
2000                          12.46     11.32            19,327         .80        4.92        1.15        4.57          35
2001                          12.28      4.05            19,996         .80        4.51        1.18        4.13          40
2002                          12.86     10.79            22,751         .75        4.20        1.19        3.76          40
2003                          12.95      4.82            23,032         .75        4.02        1.20        3.57          32
2004(a)                       12.47     (1.79)           21,781         .75+       4.06+       1.20+       3.61+         12

Class B
-------
1999                          11.88     (2.59)              640        1.60        4.35        1.97        3.98          48
2000                          12.47     10.53               972        1.60        4.12        1.95        3.77          35
2001                          12.29      3.26             1,444        1.55        3.76        1.93        3.38          40
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003                          12.96      4.04             4,304        1.50        3.27        1.95        2.82          32
2004(a)                       12.48     (2.16)            3,588        1.50+       3.31+       1.95+       2.86+         12

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1999                         $11.95     (1.95)          $12,389         .50        4.72        1.21        4.01          33
2000                          12.63     11.04            15,145         .60        4.89        1.22        4.27          37
2001                          12.57      4.05            17,341         .65        4.50        1.20        3.95          37
2002                          13.27     10.04            22,578         .75        4.12        1.21        3.66          32
2003                          13.35      4.63            25,726         .75        3.94        1.22        3.47           4
2004(a)                       12.93     (1.27)           25,554         .75+       3.90+       1.23+       3.42+          8

Class B
-------
1999                          11.93     (2.85)            1,096        1.30        3.92        2.01        3.21          33
2000                          12.61     10.18             1,226        1.40        4.09        2.02        3.47          37
2001                          12.56      3.35             1,584        1.40        3.75        1.95        3.20          37
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003                          13.34      3.96             3,040        1.50        3.19        1.97        2.72           4
2004(a)                       12.91     (1.71)            2,870        1.50+       3.15+       1.98+       2.67+          8

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1999                         $12.36     (2.24)          $36,737         .86        4.69        1.11        4.44          36
2000                          12.97     11.29            37,012         .87        4.88        1.12        4.63          40
2001                          12.88      4.47            39,649         .86        4.39        1.16        4.09          35
2002                          13.57     10.72            45,111         .91        4.10        1.16        3.85          23
2003                          13.54      4.17            45,155         .90        3.98        1.15        3.73          12
2004(a)                       13.05     (1.69)           43,235         .90+       3.97+       1.16+       3.71+         18

Class B
-------
1999                          12.35     (3.03)            1,936        1.66        3.89        1.91        3.64          36
2000                          12.96     10.44             1,235        1.67        4.08        1.92        3.83          40
2001                          12.86      3.64             2,562        1.61        3.64        1.91        3.34          35
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003                          13.53      3.45             3,534        1.65        3.23        1.90        2.98          12
2004(a)                       13.04     (2.09)            3,535        1.65+       3.22+       1.91+       2.96+         18

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1999            $13.26       $.629         $(.967)     $(.338)      $.612       $  --          $.612
2000             12.31        .628           .745       1.373        .636        .047           .683
2001             13.00        .579          (.059)       .520        .598        .062           .660
2002             12.86        .543           .738       1.281        .536        .075           .611
2003             13.53        .550           .063        .613        .540        .083           .623
2004(a)          13.52        .268          (.478)      (.210)       .270          --           .270

Class B
-------
1999             13.24        .537          (.982)      (.445)       .505          --           .505
2000             12.29        .538           .739       1.277        .540        .047           .587
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002             12.84        .439           .726       1.165        .440        .075           .515
2003             13.49        .445           .072        .517        .444        .083           .527
2004(a)          13.48        .217          (.485)      (.268)       .222          --           .222

---------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** Net of expenses waived or assumed by the investment adviser (Note 5)

  + Annualized

 ++ Prior to December 18, 2000, known as Executive Investors Insured Tax
    Exempt Fund

+++ For the period December 18, 2000 (date Class B shares were first offered) to December 31, 2000

(a) For the period January 1, 2004 to June 30, 2004

See notes to financial statements.





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets**           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1999                         $12.31     (2.62)          $21,008         .80        4.90        1.17        4.53          36
2000                          13.00     11.46            23,606         .80        5.01        1.15        4.66          34
2001                          12.86      4.04            32,580         .80        4.44        1.17        4.07          36
2002                          13.53     10.14            40,430         .85        4.10        1.17        3.78          43
2003                          13.52      4.62            41,758         .91        4.06        1.16        3.81          17
2004(a)                       13.04     (1.58)           38,790         .90+       4.01+       1.19+       3.72+         14

Class B
-------
1999                          12.29     (3.44)            1,059        1.60        4.10        1.97        3.73          36
2000                          12.98     10.64               899        1.60        4.21        1.95        3.86          34
2001                          12.84      3.29             1,465        1.55        3.69        1.92        3.32          36
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003                          13.48      3.89             2,851        1.66        3.31        1.91        3.06          17
2004(a)                       12.99     (2.01)            2,704        1.65+       3.26+       1.94+       2.97+         14

---------------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2004, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2004, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
August 2, 2004

FIRST INVESTORS TAX EXEMPT FUNDS

Directors/Trustees
-----------------------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------

Kathryn S. Head
President

Clark D. Wagner
Vice President
(All Funds except Tax-Exempt Money Market Fund)

Michael J. O'Keefe
Vice President
(Tax-Exempt Money Market Fund only)

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
-----------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other U.S. government agency.


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's internet website at http://www.sec.gov. In addition, commencing on August 31, 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available, without charge, upon request by calling 1-800-423-4026 and on the SEC's internet website at http://www.sec.gov.

NOTES

NOTES

NOTES

NOTES

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

		 Not applicable to Semi-Annual Report

Item 4.  Principal Accountant Fees and Services

		 Not applicable to Semi-Annual Report

Item 5.  Audit Committee of Listed Registrants

		 Not applicable to Semi-Annual Report

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 9.  Submission of Matters to a Vote of Security Holders

	     	 Not applicable to the Registrant for this filing

Item 10. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 8, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insure Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 8, 2004